                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]
                       Post-Effective Amendment No. 20               [X]
                              (File No. 333-42257)

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                              Amendment No. 52                         [X]
                              (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                        RiverSource of New York Account 8

                               Name of Depositor:
                   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                             Elisabeth A. Dahl, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on November, 23 2007 pursuant to paragraph (b)(1)(7)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 20 to this Registration Statement No. 333-42257 on Form N-6 does not supersede Post-Effective Amendment No. 19 to Registration Statement No. 333-42257 filed on or about April 27, 2007 on behalf of RiverSource Succession Select Variable Life Insurance.

The purpose of this Post-Effective Amendment No. 20 is to supplement and incorporate changes to the prospectus for RiverSource Succession Select Variable Life Insurance resulting from the addition of an asset allocation program and new investment options. In addition, the purpose of this Post-Effective Amendment No. 20 is to update the prospectus for RiverSource
Variable Second-To- Die Life Insurance resulting from the addition of an asset allocation program and new investment options.

The prospectus for RiverSource Succession Select Variable Life Insurance related to Post-Effective Amendment No. 19 to Registration Statement No. 333-42257 filed on or about April 27, 2007 and declared effective May 1, 2007 is incorporated by reference into Part A of Post-Effective Amendment No. 20 to this Registration Statement. The prospectus for RiverSource Variable Second-To-Die Life Insurance is filed herewith.

The combined Statement of Additional Information relating to River Source Succession Select Variable Life Insurance and RiverSource Variable Life Separate Account filed electronically as Post-Effective Amendment No. 19 to Registration Statement No. 333-42257 filed on or about April 27, 2007 and declared effective May 1, 2007 is incorporated by reference into Part B of Post-Effective Amendment No. 20 to this Registration Statement. The Statement of Additional Information relating to RiverSource Variable Second-To-Die and RiverSource Variable Life Separate Account is filed electronically herewith.

PROSPECTUS

NOVEMBER 23, 2007

RIVERSOURCE(R)

VARIABLE SECOND-TO-DIE LIFE INSURANCE

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY


ISSUED BY:   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)



             20 Madison Avenue Extension


             Albany, NY 12203


             Telephone: (800) 541-2251

             Web site address: riversource.com/lifeinsurance

             RIVERSOURCE OF NEW YORK ACCOUNT 8 (PREVIOUSLY IDS LIFE OF NEW YORK ACCOUNT 8)



This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Variable Second-To-Die Life Insurance (V2D-NY).


The purpose of each policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:

- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.


This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.



RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   1

TABLE OF CONTENTS


FEE TABLES.......................................   3
    Transaction Fees.............................   3
    Charges Other than Fund Operating Expenses...   4
    Annual Operating Expenses of the Funds.......   5
POLICY BENEFITS AND RISKS........................   8
    Policy Benefits..............................   8
    Policy Risks.................................  11
    Fund Risks...................................  13
LOADS, FEES AND CHARGES..........................  14
    Premium Expense Charge.......................  14
    Monthly Deduction............................  14
    Surrender Charge.............................  15
    Partial Surrender Charge.....................  15
    Mortality and Expense Risk Charge............  16
    Transfer Charge..............................  16
    Annual Operating Expenses of the Funds.......  16
    Effect of Loads, Fees and Charges............  16
    Other Information on Charges.................  16
RIVERSOURCE LIFE OF NY...........................  16
THE VARIABLE ACCOUNT AND THE FUNDS...............  17
    Relationship Between Funds and Subaccounts...  30
    Substitution of Investments..................  31
    Voting Rights................................  31
THE FIXED ACCOUNT................................  31
PURCHASING YOUR POLICY...........................  32
    Application..................................  32
    Premiums.....................................  32
    Limitations on the Use of the Policy.........  33
POLICY VALUE.....................................  33
    Fixed Account................................  33
    Subaccounts..................................  33
KEEPING THE POLICY IN FORCE......................  34
    Minimum Initial Premium Period...............  34
    Death Benefit Guarantee......................  35
    Grace Period.................................  35
    Reinstatement................................  35
    Exchange Right...............................  35
PROCEEDS PAYABLE UPON DEATH......................  36
    Change in Death Benefit Option...............  36
    Changes in Specified Amount..................  37
    Misstatement of Age or Sex...................  37
    Suicide......................................  37
    Beneficiary..................................  37
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS....................................  37
    Restrictions on Transfers....................  37
    Fixed Account Transfer Policies..............  39
    Minimum Transfer Amounts.....................  39
    Maximum Transfer Amounts.....................  39
    Charge for Transfers.........................  39
    Automated Transfers..........................  40
    Automated Dollar-Cost Averaging..............  40
    Asset Rebalancing............................  41
    Portfolio Navigator Asset Allocation
       Program...................................  42
POLICY LOANS.....................................  44
    Minimum Loan Amounts.........................  44
    Maximum Loan Amounts.........................  44
    Allocation of Loans to Accounts..............  45
    Repayments...................................  45
    Overdue Interest.............................  45
    Effect of Policy Loans.......................  45
POLICY SURRENDERS................................  45
    Total Surrenders.............................  45
    Partial Surrenders...........................  45
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER......................................  46
PAYMENT OF POLICY PROCEEDS.......................  46
    Payment Options..............................  46
    Deferral of Payments.........................  47
FEDERAL TAXES....................................  47
    RiverSource Life of NY's Tax Status..........  47
    Taxation of Policy Proceeds..................  48
    Modified Endowment Contracts.................  49
    Other Tax Considerations.....................  50
    Split Dollar Arrangements....................  51
DISTRIBUTION OF THE POLICY.......................  52
LEGAL PROCEEDINGS................................  53
POLICY ILLUSTRATIONS.............................  54
KEY TERMS........................................  57
FINANCIAL STATEMENTS.............................  58


CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York. This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy


 2  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER POLICY VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES


            CHARGE                   WHEN CHARGE IS DEDUCTED                            AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE(A)        When you pay premium.            9.5% of each premium payment.
-----------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                 When you surrender your policy   $4.00 per $1,000 of the initial specified amount for the
                                 for its full cash surrender      first five policy years, decreasing monthly thereafter
                                 value, or the policy lapses,     until it is zero at the end of 15 policy years.
                                 during the first 15 policy
                                 years.
-----------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         When you surrender part of the   The lesser of:
                                 value of your policy.            - $25; or
                                                                  - 2% of the amount surrendered.
-----------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                  Upon transfer, if we impose a    MAXIMUM: Up to $25 per transfer in excess of five.
                                 limit of five transfers by mail  CURRENT: No charge.
                                 or phone per policy year.
-----------------------------------------------------------------------------------------------------------------------------
FEES FOR EXPRESS MAIL AND        When we pay policy proceeds by   - $15 -- United States
ELECTRONIC FUND TRANSFERS OF     express mail or electronic fund  - $30 -- International
LOAN PAYMENTS AND SURRENDERS     transfer.
-----------------------------------------------------------------------------------------------------------------------------



(a) A sales charge of 7.25%, a premium tax charge of 1.0% and a federal tax charge of 1.25% make up the premium expense charge.


             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   3

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES


            CHARGE                   WHEN CHARGE IS DEDUCTED                            AMOUNT DEDUCTED
COST OF INSURANCE CHARGES(A)     Monthly.                         Monthly rate per $1,000 of net amount at risk:
                                                                  MINIMUM: $.01 -- Female, Nonsmoker, Age 35; Female,
                                                                  Nonsmoker, Age 35: Duration 1
                                                                  MAXIMUM: $83.33 -- Male, Smoker, Age 85; Male, Smoker, Age
                                                                  85: Duration 15
                                                                  REPRESENTATIVE INSUREDS: $.01 -- Male, Nonsmoker, Age 55;
                                                                  Female Nonsmoker, Age 55: Duration 1
-----------------------------------------------------------------------------------------------------------------------------
POLICY FEE                       Monthly.                         MAXIMUM: $30 per month for the first 15 policy years.
                                                                  CURRENT: $30 per month for the first 15 policy years.
-----------------------------------------------------------------------------------------------------------------------------



MORTALITY AND EXPENSE RISK       Daily.                           GUARANTEED:
CHARGE                                                            - .90% of the average daily net asset value of the
                                                                    subaccounts -- a level guaranteed for all policy years.
                                                                  CURRENT:
                                                                  - .90% of the average daily net asset value of the
                                                                    subaccounts -- a level guaranteed for all policy years.
-----------------------------------------------------------------------------------------------------------------------------
INTEREST RATE ON LOANS           Charged daily on the loan        GUARANTEED: 6% per year.
                                 balance and due at the end of
                                 the policy year.                 CURRENT:
                                                                  - 6% for policy years 1-10;
                                                                  - 4% for policy years 11+.
-----------------------------------------------------------------------------------------------------------------------------
FOUR-YEAR TERM INSURANCE RIDER   Monthly.                         Monthly rate per $1,000 of the cost of insurance amount:
(FYT)(A),(B)
                                                                  MINIMUM: $.01 -- Female, Nonsmoker, Age 35; Female,
                                                                  Nonsmoker, Age 35; Duration 1
                                                                  MAXIMUM: $12.83 -- Male, Smoker, Age 85; Male, Smoker, Age
                                                                  85: Duration 4
                                                                  REPRESENTATIVE INSUREDS: $.01 -- Male, Nonsmoker, Age 55;
                                                                  Female, Nonsmoker, Age 55: Duration 1
-----------------------------------------------------------------------------------------------------------------------------
POLICY SPLIT OPTION RIDER (PSO)  Monthly.                         Monthly rate is $.06 per $1,000 of the current base policy specified amount.
-----------------------------------------------------------------------------------------------------------------------------


(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource
    Life at the address or telephone number shown on the first page of this prospectus.
(b) This rider will terminate if one of the following circumstances occurs: (1) four-year policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.

 4  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.51%                         1.86%

(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                            ACQUIRED FUND
                                     MANAGEMENT         12B-1            OTHER                 FEES AND
                                        FEES             FEES           EXPENSES              EXPENSES**
 AIM V.I. Capital Appreciation         0.61%              --%            0.30%                --%
 Fund, Series I Shares
 AIM V.I. Capital Development Fund,    0.75               --             0.34                   0.01
 Series I Shares
 AIM V.I. Core Equity Fund, Series     0.61               --             0.28                   0.02
 I Shares
 AIM V.I. Financial Services Fund,     0.75               --             0.37                   0.01
 Series I Shares
 AIM V.I. International Growth         0.72             0.25             0.38                   0.01
 Fund, Series II Shares
 AIM V.I. Technology Fund, Series I    0.75               --             0.37                  --
 Shares
 AllianceBernstein VPS Growth and      0.55             0.25             0.06                  --
 Income Portfolio (Class B)
 AllianceBernstein VPS                 0.75             0.25             0.10                  --
 International Value Portfolio
 (Class B)
 AllianceBernstein VPS Large Cap       0.75             0.25             0.08                  --
 Growth Portfolio (Class B)
 American Century VP International,    1.23               --            --                     --
 Class I
 American Century VP Value, Class I    0.93               --            --                     --
 Calvert Variable Series, Inc.         0.70               --             0.21                  --
 Social Balanced Portfolio
 Columbia High Yield Fund, Variable    0.55             0.25             0.32                  --
 Series, Class B
 Credit Suisse Trust - Commodity       0.50             0.25             0.51                  --
 Return Strategy Portfolio
 Credit Suisse Trust - Mid-Cap Core    0.75               --             0.59                  --
 Portfolio
 Credit Suisse Trust - Small Cap       0.88               --             0.23                  --
 Core I Portfolio
 Eaton Vance VT Floating-Rate          0.57             0.25             0.37                  --
 Income Fund
 Evergreen VA Fundamental Large Cap    0.57             0.25             0.17                   0.01
 Fund - Class 2
 Fidelity(R) VIP Contrafund(R)         0.57             0.25             0.09                  --
 Portfolio Service Class 2
 Fidelity(R) VIP Growth & Income       0.47             0.10             0.13                  --
 Portfolio Service Class
 Fidelity(R) VIP Mid Cap Portfolio     0.57             0.10             0.11                  --
 Service Class
 Fidelity(R) VIP Overseas Portfolio    0.72             0.10             0.16                  --
 Service Class
 FTVIPT Franklin Global Real Estate    0.47             0.25             0.03                  --
 Securities Fund - Class 2
 FTVIPT Franklin Small Cap Value       0.51             0.25             0.17                   0.03
 Securities Fund - Class 2
 FTVIPT Mutual Shares Securities       0.60             0.25             0.21                  --
 Fund - Class 2
 FTVIPT Templeton Foreign              0.63             0.25             0.15                   0.03
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap Value       0.80               --             0.07                  --
 Fund - Institutional Shares
 Goldman Sachs VIT Structured Small    0.75               --             0.24                  --
 Cap Equity Fund - Institutional
 Shares
 Goldman Sachs VIT Structured U.S.     0.65               --             0.07                  --
 Equity Fund - Institutional Shares
 Janus Aspen Series Global             0.64             0.25             0.19                   0.02
 Technology Portfolio: Service
 Shares

                                         GROSS TOTAL
                                            ANNUAL
                                           EXPENSES
 AIM V.I. Capital Appreciation          0.91%(1)
 Fund, Series I Shares
 AIM V.I. Capital Development Fund,     1.10(1),(2)
 Series I Shares
 AIM V.I. Core Equity Fund, Series      0.91(1)
 I Shares
 AIM V.I. Financial Services Fund,      1.13(1),(15)
 Series I Shares
 AIM V.I. International Growth          1.36(1),(15)
 Fund, Series II Shares
 AIM V.I. Technology Fund, Series I     1.12(1),(15)
 Shares
 AllianceBernstein VPS Growth and       0.86 (15)
 Income Portfolio (Class B)
 AllianceBernstein VPS                  1.10 (15)
 International Value Portfolio
 (Class B)
 AllianceBernstein VPS Large Cap        1.08 (15)
 Growth Portfolio (Class B)
 American Century VP International,     1.23
 Class I
 American Century VP Value, Class I     0.93
 Calvert Variable Series, Inc.          0.91
 Social Balanced Portfolio
 Columbia High Yield Fund, Variable     1.12(3),(15)
 Series, Class B
 Credit Suisse Trust - Commodity        1.26(4),(15)
 Return Strategy Portfolio
 Credit Suisse Trust - Mid-Cap Core     1.34(4)
 Portfolio
 Credit Suisse Trust - Small Cap        1.11
 Core I Portfolio
 Eaton Vance VT Floating-Rate           1.19 (15)
 Income Fund
 Evergreen VA Fundamental Large Cap     1.00 (15)
 Fund - Class 2
 Fidelity(R) VIP Contrafund(R)          0.91 (15)
 Portfolio Service Class 2
 Fidelity(R) VIP Growth & Income        0.70
 Portfolio Service Class
 Fidelity(R) VIP Mid Cap Portfolio      0.78
 Service Class
 Fidelity(R) VIP Overseas Portfolio     0.98
 Service Class
 FTVIPT Franklin Global Real Estate     0.75(5)
 Securities Fund - Class 2
 FTVIPT Franklin Small Cap Value        0.96(6)
 Securities Fund - Class 2
 FTVIPT Mutual Shares Securities        1.06 (15)
 Fund - Class 2
 FTVIPT Templeton Foreign               1.06(6)
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap Value        0.87(7)
 Fund - Institutional Shares
 Goldman Sachs VIT Structured Small     0.99(7),(8)
 Cap Equity Fund - Institutional
 Shares
 Goldman Sachs VIT Structured U.S.      0.72(7)
 Equity Fund - Institutional Shares
 Janus Aspen Series Global              1.10
 Technology Portfolio: Service
 Shares

             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   5

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                            ACQUIRED FUND
                                     MANAGEMENT         12B-1            OTHER                 FEES AND
                                        FEES             FEES           EXPENSES              EXPENSES**
 Janus Aspen Series International      0.64%            0.25%            0.07%                --%
 Growth Portfolio: Service Shares
 Janus Aspen Series Large Cap          0.64             0.25             0.05                  --
 Growth Portfolio: Service Shares
 Janus Aspen Series Mid Cap Growth     0.64             0.25             0.06                  --
 Portfolio: Service Shares
 Lazard Retirement International       0.75             0.25             0.19                  --
 Equity Portfolio - Service Shares
 MFS(R) Investors Growth Stock         0.75             0.25             0.12                  --
 Series - Service Class
 MFS(R) New Discovery                  0.90             0.25             0.13                  --
 Series - Service Class
 MFS(R) Utilities Series - Service     0.75             0.25             0.11                  --
 Class
 Oppenheimer Global Securities         0.62             0.25             0.04                  --
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap     0.72             0.25             0.03                  --
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond            0.62             0.25             0.02                  --
 Fund/VA, Service Shares
 PIMCO VIT All Asset Portfolio,        0.18             0.25             0.25                   0.61
 Advisor Share Class
 Putnam VT Health Sciences             0.70             0.25             0.15                  --
 Fund - Class IB Shares
 Putnam VT High Yield Fund - Class     0.68             0.25             0.12                   0.01
 IB Shares
 Putnam VT International Equity        0.74             0.25             0.19                  --
 Fund - Class IB Shares
 Putnam VT International New           1.00             0.25             0.24                  --
 Opportunities Fund - Class IB
 Shares
 Putnam VT New Opportunities           0.62               --             0.09                  --
 Fund - Class IA Shares
 Putnam VT Vista Fund - Class IB       0.65             0.25             0.15                  --
 Shares
 RiverSource(R) Variable               0.56             0.13             0.15                  --
 Portfolio - Balanced Fund
 RiverSource(R) Variable               0.33             0.13             0.14                  --
 Portfolio - Cash Management Fund
 RiverSource(R) Variable               0.48             0.13             0.32                  --
 Portfolio - Core Bond Fund
 RiverSource(R) Variable               0.46             0.13             0.15                  --
 Portfolio - Diversified Bond Fund
 RiverSource(R) Variable               0.64             0.13             0.14                  --
 Portfolio - Diversified Equity
 Income Fund
 RiverSource(R) Variable               1.13             0.13             0.25                  --
 Portfolio - Emerging Markets Fund
 RiverSource(R) Variable               0.72             0.13             0.17                  --
 Portfolio - Fundamental Value Fund
 RiverSource(R) Variable               0.70             0.13             0.17                  --
 Portfolio - Global Bond Fund
 RiverSource(R) Variable               0.44             0.13             0.15                  --
 Portfolio - Global Inflation
 Protected Securities Fund
 RiverSource(R) Variable               0.71             0.13             0.17                  --
 Portfolio - Growth Fund
 RiverSource(R) Variable               0.59             0.13             0.16                  --
 Portfolio - High Yield Bond Fund
 RiverSource(R) Variable               0.61             0.13             0.16                  --
 Portfolio - Income Opportunities
 Fund
 RiverSource(R) Variable               0.76             0.13             0.19                  --
 Portfolio - International
 Opportunity Fund
 RiverSource(R) Variable               0.57             0.13             0.13                  --
 Portfolio - Large Cap Equity Fund
 RiverSource(R) Variable               0.60             0.13             0.50                  --
 Portfolio - Large Cap Value Fund
 RiverSource(R) Variable               0.60             0.13             0.15                  --
 Portfolio - Mid Cap Growth Fund
 RiverSource(R) Variable               0.72             0.13             0.22                  --
 Portfolio - Mid Cap Value Fund
 RiverSource(R) Variable               0.22             0.13             0.16                  --
 Portfolio - S&P 500 Index Fund
 RiverSource(R) Variable               0.72             0.13             0.37                  --
 Portfolio - Select Value Fund
 RiverSource(R) Variable               0.48             0.13             0.16                  --
 Portfolio - Short Duration U.S.
 Government Fund
 RiverSource(R) Variable               0.72             0.13             0.23                  --
 Portfolio - Small Cap Advantage
 Fund
 RiverSource(R) Variable               1.00             0.13             0.19                  --
 Portfolio - Small Cap Value Fund
 Royce Micro-Cap                       1.25               --             0.06                  --
 Portfolio - Investment Class
 Third Avenue Value Portfolio          0.90               --             0.27                  --
 Van Kampen Life Investment Trust      0.56             0.25             0.03                  --
 Comstock Portfolio, Class II
 Shares
 Van Kampen UIF Global Real Estate     0.85             0.35             0.66                  --
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth         0.75             0.35             0.31                  --
 Portfolio, Class II Shares
 Wanger International Small Cap        0.91               --             0.10                  --
 Wanger U.S. Smaller Companies         0.90               --             0.05                  --

                                         GROSS TOTAL
                                            ANNUAL
                                           EXPENSES
 Janus Aspen Series International       0.96%
 Growth Portfolio: Service Shares
 Janus Aspen Series Large Cap           0.94 (15)
 Growth Portfolio: Service Shares
 Janus Aspen Series Mid Cap Growth      0.95
 Portfolio: Service Shares
 Lazard Retirement International        1.19
 Equity Portfolio - Service Shares
 MFS(R) Investors Growth Stock          1.12
 Series - Service Class
 MFS(R) New Discovery                   1.28
 Series - Service Class
 MFS(R) Utilities Series - Service      1.11 (15)
 Class
 Oppenheimer Global Securities          0.91(9),(15)
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap      1.00(9),(15)
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond             0.89(9),(15)
 Fund/VA, Service Shares
 PIMCO VIT All Asset Portfolio,         1.29 (15)
 Advisor Share Class
 Putnam VT Health Sciences              1.10 (15)
 Fund - Class IB Shares
 Putnam VT High Yield Fund - Class      1.06(10)
 IB Shares
 Putnam VT International Equity         1.18 (15)
 Fund - Class IB Shares
 Putnam VT International New            1.49(10)
 Opportunities Fund - Class IB
 Shares
 Putnam VT New Opportunities            0.71
 Fund - Class IA Shares
 Putnam VT Vista Fund - Class IB        1.05
 Shares
 RiverSource(R) Variable                0.84(11),(12)
 Portfolio - Balanced Fund
 RiverSource(R) Variable                0.60(11)
 Portfolio - Cash Management Fund
 RiverSource(R) Variable               0.93(11),(13),(15)
 Portfolio - Core Bond Fund
 RiverSource(R) Variable                0.74(11)
 Portfolio - Diversified Bond Fund
 RiverSource(R) Variable                0.91(11),(12)
 Portfolio - Diversified Equity
 Income Fund
 RiverSource(R) Variable                1.51(11),(12)
 Portfolio - Emerging Markets Fund
 RiverSource(R) Variable           1.02(11),(12),(13),(15)
 Portfolio - Fundamental Value Fund
 RiverSource(R) Variable                1.00(11)
 Portfolio - Global Bond Fund
 RiverSource(R) Variable               0.72(11),(13),(15)
 Portfolio - Global Inflation
 Protected Securities Fund
 RiverSource(R) Variable                1.01(11),(12)
 Portfolio - Growth Fund
 RiverSource(R) Variable                0.88(11)
 Portfolio - High Yield Bond Fund
 RiverSource(R) Variable               0.90(11),(13),(15)
 Portfolio - Income Opportunities
 Fund
 RiverSource(R) Variable                1.08(11),(12)
 Portfolio - International
 Opportunity Fund
 RiverSource(R) Variable                0.83(11),(12)
 Portfolio - Large Cap Equity Fund
 RiverSource(R) Variable               1.23(11),(13),(15)
 Portfolio - Large Cap Value Fund
 RiverSource(R) Variable               0.88(11),(12),(13)
 Portfolio - Mid Cap Growth Fund
 RiverSource(R) Variable           1.07(11),(12),(13),(15)
 Portfolio - Mid Cap Value Fund
 RiverSource(R) Variable                0.51(11),(13)
 Portfolio - S&P 500 Index Fund
 RiverSource(R) Variable           1.22(11),(12),(13),(15)
 Portfolio - Select Value Fund
 RiverSource(R) Variable                0.77(11)
 Portfolio - Short Duration U.S.
 Government Fund
 RiverSource(R) Variable                1.08(11),(12)
 Portfolio - Small Cap Advantage
 Fund
 RiverSource(R) Variable           1.32(11),(12),(13),(15)
 Portfolio - Small Cap Value Fund
 Royce Micro-Cap                        1.31
 Portfolio - Investment Class
 Third Avenue Value Portfolio           1.17
 Van Kampen Life Investment Trust       0.84 (15)
 Comstock Portfolio, Class II
 Shares
 Van Kampen UIF Global Real Estate      1.86(14),(15)
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth          1.41(14),(15)
 Portfolio, Class II Shares
 Wanger International Small Cap         1.01
 Wanger U.S. Smaller Companies          0.95

 6  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                            ACQUIRED FUND
                                     MANAGEMENT         12B-1            OTHER                 FEES AND
                                        FEES             FEES           EXPENSES              EXPENSES**
 Wells Fargo Advantage VT              0.73%            0.25%            0.20%                --%
 Opportunity Fund
 Wells Fargo Advantage VT Small Cap    0.75             0.25             0.23                  --
 Growth Fund

                                         GROSS TOTAL
                                            ANNUAL
                                           EXPENSES
 Wells Fargo Advantage VT               1.18% (15)
 Opportunity Fund
 Wells Fargo Advantage VT Small Cap     1.23 (15)
 Growth Fund

  * The Funds provided the information on their expenses and we have not independently verified the information.
 ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
 (1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.
 (2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.09% for AIM V.I. Capital Development Fund, Series I Shares.
 (3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. The Fund's Investment Adviser and Distributor have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses (subject to certain exclusions) through April 30, 2008. After fee waivers and expense reimbursements net expenses would be 0.66% for Columbia High Yield Fund, Variable Series, Class B. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.
 (4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and 1.21% for Credit Suisse Trust - Mid-Cap Core Portfolio.
 (5) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.
 (6) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC). After fee reductions net expenses would be 0.93% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and 1.03% for FTVIPT Templeton Foreign Securities Fund - Class 2.
 (7) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares, 0.114% of the Fund's average daily net assets for Goldman Sachs VIT Structured Small Cap Equity
     Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.
 (8) The Investment Adviser has voluntarily agreed to waive a portion of its Management fee. After fee waivers and expense reimbursements net expenses would be 0.97% for Goldman Sachs VIT Structured Small Cap Equity
     Fund - Institutional Shares.
 (9) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.
(10) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2007. After fee waivers and expense reimbursements net expenses would be 1.00% for Putnam VT High Yield Fund - Class IB Shares and 1.40% for Putnam VT International New Opportunities Fund - Class IB Shares.
(11) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.
(12) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R) Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R) Variable Portfolio - Mid Cap Growth Fund, 0.06% for RiverSource(R) Variable Portfolio - Select Value Fund and 0.07% for RiverSource(R) Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for RiverSource(R) Variable Portfolio - Diversified Equity Income Fund, 0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund, 0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for RiverSource(R) Variable Portfolio - International Opportunity Fund, 0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund, 0.02% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund and 0.05% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.
(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.83% for RiverSource(R) Variable Portfolio - Core Bond Fund, 1.07% for RiverSource(R) Variable Portfolio - Fundamental Value Fund, 0.72% for RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(R) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500 Index Fund, 1.00% for RiverSource(R) Variable Portfolio - Select Value Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.
(14) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.
(15) These funds are available under all policies effective Dec. 10, 2007.

             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   7

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS


       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
DEATH BENEFIT                 We will pay a benefit to the     The amount payable is the death benefit amount minus any
                              beneficiary of the policy when   indebtedness as of the death benefit valuation date. You may both insureds have died. Before  choose either of the following death benefit options:
                              the youngest insured's attained
                              insurance age 100, your          OPTION 1 (LEVEL AMOUNT): If death is prior to the youngest
                              policy's death benefit on the    insured's attained insurance age 100, the death benefit amount is
                              last surviving insured's death   the greater of the following as determined on the death benefit
                              can never be less than the       valuation date:
                              specified amount unless you      - the specified amount; or
                              change that amount or your       - a percentage of the policy value.
                              policy has outstanding
                              indebtedness.                    OPTION 2 (VARIABLE AMOUNT): If death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
                                                               - the policy value plus the specified amount; or
                                                               - a percentage of the policy value.
                                                               You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges.
                                                               UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON OR AFTER THE
                                                               YOUNGEST INSURED'S ATTAINED INSURANCE AGE 100, THE DEATH BENEFIT
                                                               AMOUNT WILL BE THE CASH SURRENDER VALUE.
--------------------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL PREMIUM       Your policy will not lapse (end  MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early
PERIOD AND DEATH BENEFIT      without value) if the minimum    years of the policy when you may choose to pay the minimum
GUARANTEE (DBG)               initial premium period or the    initial premium as long as the policy value minus indebtedness
                              DBG option is in effect, even    equals or exceeds the monthly deduction.
                              if the cash surrender value is
                              less than the amount needed to   DEATH BENEFIT GUARANTEE: The policy has the following DBG option
                              pay the monthly deduction.       which remains in effect if you meet certain premium requirements and indebtedness does not exceed the policy value minus surrender charges:
                                                               - DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) guarantees the policy will not lapse before the youngest insured's attained insurance age 100.
--------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE PREMIUMS             You choose when to pay premiums  When you apply for your policy, you state how much you intend to
                              and how much premium to pay.     pay and whether you will pay quarterly, semiannually or annually.
                                                               You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured's attained insurance age 100. We may refuse premiums in order to comply with the Code. Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the DBG option remains in effect.
--------------------------------------------------------------------------------------------------------------------------------


 8  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
RIGHT TO EXAMINE YOUR POLICY  You may return your policy for   You may mail or deliver the policy to our home office or to your
("FREE LOOK")                 any reason and receive a full    sales representative with a written request for cancellation by
                              refund of all premiums paid.     the 10th day after you receive it or the 45th day after you sign your application. On the date your request is postmarked or received, the policy will immediately be considered void from the start.
                                                               Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be honored if received at our home office within 30 days from the latest of the following dates:
                                                               - The date we mail the policy from our office
                                                               - The policy date (only if the policy is issued in force)
                                                               - The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.
                                                               We reserve the right to change or discontinue this administrative practice at any time.
--------------------------------------------------------------------------------------------------------------------------------
EXCHANGE RIGHT                For two years after the policy   Because the policy itself offers a fixed return option, all you
                              is issued, you can exchange it   need to do is transfer all of the policy value in the subaccounts
                              for one that provides benefits   to the fixed account. This exchange does not require our
                              that do not vary with the        underwriting approval. We do not issue a new policy.
                              investment return of the
                              subaccounts.
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CHOICES            You may direct your net
                              premiums or transfer your
                              policy's value to:
                              - THE VARIABLE ACCOUNT which     - UNDER THE VARIABLE ACCOUNT your policy's value may increase or
                                consists of subaccounts, each    decrease daily, depending on the investment return. No minimum
                                of which invests in a fund       amount is guaranteed.
                                with a particular investment
                                objective; or
                              - THE FIXED ACCOUNT which is     - THE FIXED ACCOUNT earns interest rates that we adjust
                                our general investment           periodically. This rate will never be lower than 4%.
                                account.
--------------------------------------------------------------------------------------------------------------------------------
SURRENDERS                    You may cancel the policy while  The cash surrender value is the policy value minus indebtedness
                              it is in force and receive its   minus any applicable surrender charges. Partial surrenders are
                              cash surrender value or take a   available within certain limits for a fee.
                              partial surrender out of your
                              policy.
--------------------------------------------------------------------------------------------------------------------------------
LOANS                         You may borrow against your      Your policy secures the loan.
                              policy's cash surrender value.
--------------------------------------------------------------------------------------------------------------------------------
TRANSFERS                     You may transfer your policy's   You may, at no charge, transfer policy value from one subaccount
                              value.                           to another or between subaccounts and the fixed account. You can also arrange for automated transfers among the fixed account and subaccounts. Certain restrictions may apply to transfers.
--------------------------------------------------------------------------------------------------------------------------------


             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   9

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
OPTIONAL INSURANCE BENEFITS   You may add optional benefits    AVAILABLE RIDERS YOU MAY ADD:
                              to your policy at an additional  - FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT provides a specified
                              cost, in the form of riders (if    amount of term insurance. The FYT death benefit is paid if both
                              you meet certain requirements).    insureds die during the first four policy years.
                              The amounts of these benefits    - POLICY SPLIT OPTION RIDER (PSO): PSO permits a policy to be
                              do not vary with investment        split into two individual permanent plans of life insurance
                              experience of the variable         then offered by us for exchange, one on the life of each
                              account. Certain restrictions      insured, upon the occurrence of a divorce of the insureds or
                              apply and are clearly described    certain changes in federal estate tax law. (See "Federal
                              in the applicable rider.           Taxes.")
--------------------------------------------------------------------------------------------------------------------------------


 10  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

POLICY RISKS


        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
INVESTMENT RISK               You direct your net premiums or  - You can lose cash values due to adverse investment experience.
                              transfer your policy's value to    No minimum amount is guaranteed under the subaccounts of the
                              a subaccount that drops in         variable account.
                              value.                           - Your death benefit under Option 2 may be lower due to adverse investment experience.
                                                               - Your policy could lapse due to adverse investment experience if neither the minimum initial premium period nor the DBG option is in effect and you do not pay the premiums needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------
                              You transfer your policy's       - The value of the subaccount from which you transferred could
                              value between subaccounts.         increase while the value of the subaccount to which you
                                                                 transferred could decrease.
--------------------------------------------------------------------------------------------------------------------------------
RISK OF LIMITED POLICY        The policy is not suitable as a  - If you are unable to afford the premiums needed to keep the
VALUES IN EARLY YEARS         short-term investment.             policy in force for a long period of time, your policy could lapse with no value.
                              --------------------------------------------------------------------------------------------------
                              Your policy has little or no     - Surrender charges apply to this policy for the first 15 policy
                              cash surrender value in the        years. Surrender charges can significantly reduce policy value.
                              early policy years.                Poor investment performance can also significantly reduce
                                                                 policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.
                              --------------------------------------------------------------------------------------------------
                              Your ability to take partial     - You cannot take partial surrenders during the first policy
                              surrenders is limited.             year.
--------------------------------------------------------------------------------------------------------------------------------
LAPSE RISK                    You do not pay the premiums      - We will not pay a death benefit if your policy lapses.
                              needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------
                              Your policy may lapse due to     - Surrender charges affect the surrender value, which is a
                              surrender charges.                 measure we use to determine whether your policy will enter a grace period (and possibly lapse). A partial surrender will reduce the policy value, will reduce the death benefit and may terminate the DBG option.
                              --------------------------------------------------------------------------------------------------
                              You take a loan against your     - Taking a loan increases the risk that your policy will lapse,
                              policy.                            will have a permanent effect on the policy value, will reduce the death benefit and may terminate the DBG option.
                                                               - The lapse may have adverse tax consequences.
                              --------------------------------------------------------------------------------------------------
                              Your policy can lapse due to     - Your policy could lapse due to adverse investment experience if
                              poor investment performance.       neither the minimum initial premium period nor any of the DBG option is in effect and you do not pay premium needed to
                                                                 maintain coverage.
                              --------------------------------------------------------------------------------------------------


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   11

        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK     You drop another policy to buy   - You may pay surrender charges on the policy you drop.
                              this one.                        - This policy has surrender charges, which may extend beyond those in the policy you drop.
                                                               - You will be subject to new incontestability and suicide
                                                                 periods.
                                                               - You may be in a higher insurance risk-rating category now and you may pay higher premiums.
                                                               - If you drop the policy, if not part of an exchange under
                                                                 Section 1035 of the Code, there may be adverse tax consequences if your total policy value (before any loans) exceeds your investment in the policy.
                                                               - If you drop the policy as part of an exchange under Section
                                                                 1035 of the Code and there is a loan on the policy, there may be adverse tax consequences if your total policy value (before the loan) exceeds your investment in the policy.
                              --------------------------------------------------------------------------------------------------
                              You use cash values or           - If you borrow from another policy to buy this one, the loan
                              dividends from another policy      reduces the death benefit on the other policy. If you fail to
                              to buy this one.                   repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy lapses or is surrendered with a loan against it.
                                                               - If the exchange does not qualify as an exchange under Section
                                                                 1035 of the Code, there may be adverse tax consequences.
--------------------------------------------------------------------------------------------------------------------------------
TAX RISK                      Certain changes you make to the  - Federal income tax on earnings will apply to surrenders or
                              policy may cause it to become a    loans from a modified endowment contract or an assignment or
                              "modified endowment contract"      pledge of a modified endowment contract. Earnings come out
                              for federal income tax             first on surrenders or loans from a modified endowment contract
                              purposes.                          or an assignment or pledge of a modified endowment contract. If you are under age 59 1/2, a 10% penalty tax also may apply to these earnings.
                              --------------------------------------------------------------------------------------------------
                              If your policy lapses or is      - You will be taxed on any earnings generated in the policy --
                              fully surrendered with an          earnings in policy cash value and earnings previously taken via
                              outstanding policy loan, you       existing loans. It could be the case that a policy with a
                              may experience a significant       relatively small existing cash value could have significant
                              tax risk, especially if your       earnings that will be taxed upon lapse or surrender of the
                              policy is not a modified           policy.
                              endowment contract.
                              --------------------------------------------------------------------------------------------------
                              Congress may change current tax  - You could lose any or all of the specific federal income tax
                              law at any time.                   attributes and benefits of a life insurance policy including tax-deferred accrual of cash values, your ability to take
                              The interpretation of current      non-taxable distributions from the policy and income tax free
                              tax law is subject to change by    death benefits.
                              the Internal Revenue Service
                              (IRS) or the courts at any
                              time.
                              --------------------------------------------------------------------------------------------------
                              The policy may fail to qualify   - Income on the policy (as defined in Section 7702(g) of the
                              as life insurance for federal      Code) is taxable as ordinary income. Your beneficiary may have
                              income tax purposes.               to pay income tax on part or all of the death benefit.
--------------------------------------------------------------------------------------------------------------------------------

 12  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
TAX RISK (CONTINUED)
                              The IRS may determine that you,  - You may be taxed on the income of each subaccount to the extent
                              not the Variable Account, are      of your investment.
                              the owner of the fund shares
                              held by our Variable Account.
                              --------------------------------------------------------------------------------------------------
                              You may buy this policy to fund  - The tax-deferred accrual of cash values provided by the policy
                              a tax-deferred retirement plan.    is unnecessary because tax deferral is provided by the
                                                                 tax-deferred retirement plan.
                              The investments in the           - If a policy fails to qualify as a life insurance policy because
                              subaccount are not adequately      it is not adequately diversified, the policyholder must include
                              diversified.                       in gross income the "income on the contract" (as defined in
                                                                 Section 7702(g) of the Code).
--------------------------------------------------------------------------------------------------------------------------------

Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   13

LOADS, FEES AND CHARGES

Policy charges compensate us for:

- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge has three parts:

SALES CHARGE: 7.25% of each premium payment. Partially compensates us for expenses in distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature.


PREMIUM TAX CHARGE: 1.0% of each premium payment. Compensates us for paying taxes imposed by the State of New York on premiums received by insurance companies.



FEDERAL TAX CHARGE: 1.25% of each premium payment. Compensates us for paying federal taxes resulting from the sale of the policy and is a reasonable charge in relation to our federal tax burden. We reserve the right to change the amount of this charge if applicable federal law changes our federal tax burden subject to the approval of the Superintendent of Insurance.


MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.


If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")


COMPONENTS OF THE MONTHLY DEDUCTION

1. COST OF INSURANCE: the cost of providing the death benefit under your policy.

The cost of insurance for a policy month is calculated as: [A X (B - C)] + D where:

   "A" IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

       We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed

 14  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

       Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday.

   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy fee, the administrative charge, and any charges have reduced the policy value for optional riders;

   "D" IS ANY FLAT EXTRA INSURANCE CHARGES assessed as a result of special underwriting considerations.

2. POLICY FEE: $30 per month for the first 15 policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $30 per month in the first 15 policy years and $0 thereafter.


3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Operating Expenses.")


SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge. The surrender charge is a contingent deferred issue and administration expense charge. It reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. We do not expect to make a profit on this charge. This charge is $4 per thousand dollars of initial specified amount. It remains level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for nonsmoker rates and female, insurance age 55, qualifying for nonsmoker rates. We assume the specified amount to be $1,000,000.

LAPSE OR SURRENDER         MAXIMUM
AT BEGINNING OF YEAR   SURRENDER CHARGE
          1               $4,000.00
          2                4,000.00
          3                4,000.00
          4                4,000.00
          5                4,000.00
          6                4,000.00
          7                3,600.00
          8                3,200.00
          9                2,800.00
         10                2,400.00
         11                2,000.00
         12                1,600.00
         13                1,200.00
         14                  800.00
         15                  400.00
         16                    0.00

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   15

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts -- a level guaranteed for the life of the policy. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

TRANSFER CHARGE

We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;

- surrender charges;

- cost of optional insurance benefits;

- policy fees;

- mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.


RIVERSOURCE LIFE OF NY



We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Extension, Albany, NY 12203. Our mailing address is: 20 Madison Extension, P.O. Box 5144, Albany, NY 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company which is a wholly-owned subsidiary of Ameriprise Financial, Inc.



We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


 16  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under asset allocation programs we offer (see "Transfers Between the Fixed Account and Subaccounts" Portfolio Navigator Asset Allocation Program (PN Program) (available Dec. 10, 2007)") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   17
  subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and it affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this policy and other policies and contracts that we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and our affiliate issue. Please see the Statement of Additional Information (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts and their affiliates paid us or our affiliates in 2006.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").

  The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy ("Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including but not limited to expense payments and non-cash compensation for various purposes including:

   - Compensating, training and educating sales representatives who sell the policies.

   - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

   - Providing sub-transfer agency and shareholder servicing to policy owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

   - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

 18  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  A I M Advisors, Inc.
Appreciation Fund, Series I   stocks of companies likely to benefit from new
Shares                        or innovative products, services or processes as
                              well as those with above-average growth and
                              excellent prospects for future growth. The fund
                              can invest up to 25% of its total assets in
                              foreign securities that involve risks not
                              associated with investing solely in the United
                              States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    A I M Advisors, Inc.
Fund, Series I Shares         in securities (including common stocks,
                              convertible securities and bonds) of small- and
                              medium-sized companies. The Fund may invest up
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Core Equity Fund,    Growth of capital. Invests normally at least 80%  A I M Advisors, Inc.
Series I Shares               of its net assets, plus the amount of any
                              borrowings for investment purposes, in equity
                              securities, including convertible securities of
                              established companies that have long-term
                              above-average growth in earnings and dividends
                              and growth companies that are believed to have
                              the potential for above-average growth in
                              earnings and dividends. The Fund may invest up
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Financial Services   Capital growth. Actively managed. Invests at      A I M Advisors, Inc.
Fund, Series I Shares (1)     least 80% of its net assets in the equity
                              securities and equity-related instruments of
                              companies involved in the financial services
                              sector. These companies include, but are not
                              limited to, banks, insurance companies,
                              investment and miscellaneous industries (asset
                              managers, brokerage firms, and
                              government-sponsored agencies and suppliers to
                              financial services companies).
AIM V.I. International        Long-term growth of capital. Invests primarily    A I M Advisors, Inc.
Growth Fund, Series II        in a diversified portfolio of international
Shares (1)                    equity securities, whose issuers are considered
                              to have strong earnings momentum. The fund may
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AIM V.I. Technology Fund,     Capital growth. The Fund is actively managed.     A I M Advisors, Inc.
Series I Shares (1)           Invests at least 80% of its net assets in equity
                              securities and equity-related instruments of
                              companies engaged in technology-related
                              industries. These include, but are not limited
                              to, various applied technologies, hardware,
                              software, semiconductors, telecommunications
                              equipment and services, and service-related
                              companies in information technology. Many of
                              these products and services are subject to rapid
                              obsolescence, which may lower the market value
                              of securities of the companies in this sector.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B) (1)                        that the Advisor deems to be undervalued.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   19

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B) (1)       of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
AllianceBernstein VPS Large   Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
Cap Growth Portfolio (Class   in equity securities of U.S. companies. Unlike
B) (1)                        most equity funds, the Portfolio focuses on a
                              relatively small number of intensively
                              researched companies.
American Century VP           Capital growth. Invests primarily in stocks of    American Century Global Investment
International, Class I        growing foreign companies in developed            Management, Inc.
                              countries.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class I                       secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Calvert Variable Series,      Income and capital growth. Invests primarily in   Calvert Asset Management Company, Inc.
Inc. Social Balanced          stocks, bonds and money market instruments which  (CAMCO), investment adviser. SSgA Funds
Portfolio                     offer income and capital growth opportunity and   Management, Inc. and New Amsterdam
                              which satisfy the investment and social           Partners, LLP are the investment
                              criteria.                                         subadvisers.
Columbia High Yield Fund,     High level of current income with capital         Columbia Management Advisors, LLC
Variable Series, Class B (1)  appreciation as a secondary objective when consistent with the goal of high current income.
                              The Fund normally invests at least 80% of its
                              net assets (plus any borrowings for investment
                              purposes) in high yielding corporate debt
                              securities, such as bonds, debentures and notes
                              that are rated below investment grade, or
                              unrated securities which the Fund's investment
                              advisor has determined to be of comparable
                              quality. No more than 10% of the Fund's total
                              assets will normally be invested in securities
                              rated CCC or lower by S&P or Caa or lower by
                              Moody's.
Credit Suisse Trust -         Total return. Invests in commodity- linked        Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed by a portfolio of
Portfolio (1)                 short-maturity investment-grade fixed income
                              securities normally having an average duration
                              of one year or less.
Credit Suisse Trust -         Maximum capital appreciation. Invests in U.S.     Credit Suisse Asset Management, LLC
Mid-Cap Core Portfolio        equity securities of "mid-cap" companies
                              selected using proprietary quantitative stock
(previously Credit Suisse     selection models rather than the more
Trust - Mid-Cap Growth        traditional fundamental analysis approach.
Portfolio)                    Maintains investment attributes similar to those
                              to the Standard & Poor's MidCap 400(R) Index and
                              intends to limit its divergence from that index
                              in terms of market, industry and sector
                              exposures.
Credit Suisse Trust - Small   Capital growth. Invests in equity securities of   Credit Suisse Asset Management, LLC
Cap Core I Portfolio          small U.S. growth companies selected using
                              proprietary quantitative stock selection models
(previously Credit Suisse     rather than the more traditional fundamental
Trust - Small Cap Growth      analysis approach.
Portfolio)

 20  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Eaton Vance VT Floating-      High level of current income. Non-diversified     Eaton Vance Management
Rate Income Fund (1)          mutual fund that normally invests primarily in
                              senior floating rate loans ("Senior Loans").
                              Senior Loans typically are of below investment
                              grade quality and have below investment grade
                              credit ratings, which ratings are associated
                              with having high risk, speculative
                              characteristics. Investments are actively
                              managed, and may be bought or sold on a daily
                              basis (although loans are generally held until
                              repaid). The investment adviser's staff monitors
                              the credit quality of the Fund holdings, as well
                              as other investments that are available. The
                              Fund may invest up to 25% of its total assets in
                              foreign securities and may engage in certain
                              hedging transactions.
Evergreen VA Fundamental      Capital growth with the potential for current     Evergreen Investment Management
Large Cap Fund - Class 2 (1)  income. Invests primarily in common stocks of     Company, LLC
                              large U.S. companies whose market
                              capitalizations measured at time of purchase
                              fall within the market capitalization range of
                              the companies tracked by the Russell 1000(R)
                              Index.
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2 (1)           securities of companies whose value it believes   FMR Far East, sub- advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.
Fidelity(R) VIP Growth &      High total return through a combination of        FMR, investment manager; FMR U.K., FMR
Income Portfolio Service      current income and capital appreciation.          Far East, sub-investment advisers.
Class                         Normally invests a majority of assets in common
                              stocks with a focus on those that pay current
                              dividends and show potential for capital
                              appreciation. May invest in bonds, including
                              lower-quality debt securities, as well as stocks
                              that are not currently paying dividends, but
                              offer prospects for future income or capital
                              appreciation. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth"
                              stocks or "value" stocks or both.
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Allocates assets     FMR, investment manager; FMR U.K., FMR
Portfolio Service Class       across different market sectors and maturities.   Far East, sub-investment advisers.
                              Normally invests primarily in common stocks.
                              Normally invests at least 80% of assets in
                              securities of companies with medium market
                              capitalizations. May invest in companies with
                              smaller or larger market capitalizations.
                              Invests in domestic and foreign issuers. The
                              Fund invests in either "growth" or "value"
                              common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     FMR, investment manager; FMR U.K., FMR
Portfolio Service Class       primarily in common stocks of foreign             Far East, Fidelity International
                              securities. Normally invests at least 80% of      Investment Advisors (FIIA) and FIIA
                              assets in non-U.S. securities.                    U.K., sub-investment advisers.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   21

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC,
Estate Securities             least 80% of its net assets in investments of     adviser; Franklin Advisers, Inc.,
Fund - Class 2                companies located anywhere in the world that      subadviser
                              operate in real estate sector.
(previously FTVIPT Franklin
Real Estate Fund - Class 2)
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary  Franklin Mutual Advisers, LLC
Securities Fund - Class 2     goal. The Fund normally invests primarily in
(1)                           equity securities of companies that the manager
                              believes are undervalued. The Fund also invests,
                              to a lesser extent in risk arbitrage securities
                              and distressed companies.
FTVIPT Templeton Foreign      Long-term capital growth. The Fund normally       Templeton Investment Counsel, LLC
Securities Fund - Class 2     invests at least 80% of its net assets in
                              investments of issuers located outside the U.S.,
                              including those in emerging markets, and
                              normally invests predominantly in equity
                              securities.
Goldman Sachs VIT Mid Cap     Long-term capital appreciation. The Fund          Goldman Sachs Asset Management, L.P.
Value Fund - Institutional    invests, under normal circumstances, at least
Shares                        80% of its net assets plus any borrowings for
                              investment purposes (measured at time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in mid-cap
                              issuers with public stock market capitalizations
                              (based upon shares available for trading on an
                              unrestricted basis) within the range of the
                              market capitalization of companies constituting
                              the Russell Midcap(R) Value Index at the time of
                              investment. If the market capitalization of a
                              company held by the Fund moves outside this
                              range, the Fund may, but is not required to,
                              sell the securities. The capitalization range of
                              the Russell Midcap(R) Value Index is currently
                              between $613 million and $18.3 billion. Although
                              the Fund will invest primarily in publicly
                              traded U.S. securities, it may invest up to 25%
                              of its Net Assets in foreign securities,
                              including securities of issuers in emerging
                              countries and securities quoted in foreign
                              currencies. The Fund may invest in the aggregate
                              up to 20% of its Net Assets in companies with
                              public stock market capitalizations outside the
                              range of companies constituting the Russell
                              Midcap(R) Value Index at the time of investment
                              and in fixed-income securities, such as
                              government, corporate and bank debt obligations.

 22  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital through a broadly     Goldman Sachs Asset Management, L.P.
Small Cap Equity              diversified portfolio of equity investments in
Fund - Institutional Shares   U.S. issuers. The Fund invests, under normal
                              circumstances, at least 80% of its net assets
                              plus any borrowings for investment purposes
                              (measured at time of purchase) ("Net Assets") in
                              a broadly diversified portfolio of equity
                              investments in small-cap U.S. issuers, including
                              foreign issuers that are traded in the United
                              States. However, it is currently anticipated
                              that, under normal circumstances the Fund will
                              invest at least 95% of its Net Assets in such
                              equity investments. These issuers will have
                              public stock market capitalizations (based upon
                              shares available for trading on an unrestricted
                              basis) similar to that of the range of the
                              market capitalizations of companies constituting
                              the Russell 2000(R) Index at the time of
                              investment. The Fund is not required to limit
                              its investments to securities in the Russell
                              2000(R) Index. In addition, if the market
                              capitalization of a company held by the Fund
                              moves outside this range, the Fund may, but is
                              not required to, sell the securities. The
                              capitalization range of the Russell 2000(R)
                              Index is currently between $31 million and $4
                              billion.
Goldman Sachs VIT Structured  Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
U.S. Equity                   The Fund invests, under normal circumstances, at
Fund - Institutional Shares   least 90% of its total assets (not including
                              securities lending collateral and any investment
                              of that collateral) measured at time of purchase
                              ("Total Assets") in a dividend portfolio of
                              equity investments in U.S. issuers, including
                              foreign companies that are traded in the United
                              States. However, it is currently anticipated
                              that, under normal circumstances, the Fund will
                              invest at least 95% of its net assets plus any
                              borrowings for investment purposes (measured at
                              the time of purchase) in such equity
                              investments. The Fund's investments are selected
                              using both a variety of quantitative techniques
                              and fundamental research in seeking to maximize
                              the Fund's expected return, while maintaining
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The Fund seeks a broad representation in most
                              major sectors of the U.S. economy and a
                              portfolio consisting of companies with average
                              long-term earnings growth expectations and
                              dividend yields. The Fund is not required to
                              limit its investments to securities in the S&P
                              500 Index. The Fund's investments in
                              fixed-income securities are limited to
                              securities that are considered cash equivalents.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   23

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Janus Aspen Series Global     Long-term growth of capital. Invests, under       Janus Capital
Technology Portfolio:         normal circumstances, at least 80% of its net
Service Shares                assets plus the amount of any borrowings for
                              investment purposes in securities of companies
                              that the portfolio manager believes will benefit
                              significantly from advances or improvements in
                              technology. It implements this policy by
                              investing primarily in equity securities of U.S.
                              and foreign companies selected for their growth
                              potential.
Janus Aspen Series            Long-term growth of capital. Invests, under       Janus Capital
International Growth          normal circumstances, at least 80% of its net
Portfolio: Service Shares     assets plus the amount of any borrowings for
                              investment purposes in securities of issuers
                              from at least five different countries,
                              excluding the United States. Although the
                              Portfolio intends to invest substantially all of
                              its assets in issuers located outside the United
                              States, it may at times invest in U.S. issuers
                              and under unusual circumstances, it may invest
                              all of its assets in fewer than five countries
                              or even a single country.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital
Growth Portfolio: Service     consistent with the preservation of capital.
Shares (1)                    Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.
Janus Aspen Series Mid Cap    Long-term growth of capital. Invests, under       Janus Capital
Growth Portfolio: Service     normal circumstances, at least 80% of its net
Shares                        assets plus the amount of any borrowings for
                              investment purposes in equity securities of
                              mid-sized companies whose market capitalization
                              falls, at the time of initial purchase, in the
                              12-month average of the capitalization ranges of
                              the Russell Midcap Growth Index.
Lazard Retirement             Long-term capital appreciation. Invests           Lazard Asset Management, LLC
International Equity          primarily in equity securities, principally
Portfolio - Service Shares    common stocks, of relatively large non-U.S.
                              companies with market capitalizations in the
                              range of the Morgan Stanley Capital
                              International (MSCI) Europe, Australia and Far
                              East (EAFE(R)) Index that the Investment Manager
                              believes are undervalued based on their
                              earnings, cash flow or asset values.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series - Service Class  80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies).
MFS(R) New Discovery          Capital appreciation. Invests in stocks of        MFS Investment Management(R)
Series - Service Class        companies MFS believes to have above average
                              earnings growth of potential compared to other
                              companies (growth companies).
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class (1)             the fund's net assets in securities of issuers
                              in the utilities industry.

 24  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares (1)                    that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares (1)                    that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares (1)   from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class (1)                     management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R) TR
                              Strategy, Far East (ex-Japan) StocksPLUS(R) TR
                              Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.
Putnam VT Health Sciences     Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Fund - Class IB Shares (1)    by investing mainly in common stocks of
                              companies in the health sciences industries,
                              with a focus on growth stocks. Under normal
                              circumstances, the fund invests at least 80% of
                              its net assets in securities of (a) companies
                              that derive at least 50% of their assets,
                              revenues or profits from the pharmaceutical,
                              health care services, applied research and
                              development and medical equipment and supplies
                              industries, or (b) companies Putnam Management
                              thinks have the potential for growth as a result
                              of their particular products, technology,
                              patents or other market advantages in the health
                              sciences industries.
Putnam VT High Yield          High current income. Capital growth is a          Putnam Investment Management, LLC
Fund - Class IB Shares        secondary goal when consistent with achieving
                              high current income. The fund pursues its goal
                              by investing mainly in bonds that (i) are
                              obligations of U.S. companies, (ii) are below
                              investment-grade in quality and (iii) have
                              intermediate to long-term maturities (three
                              years or longer). Under normal circumstances,
                              the fund invests at least 80% of its net assets
                              in securities rated below investment-grade.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   25

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Putnam VT International       Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Equity Fund - Class IB        by investing mainly in common stocks of
Shares (1)                    companies outside the United States that Putnam
                              Management believes have favorable investment
                              potential. Under normal circumstances, the fund
                              invests at least 80% of its net assets in equity
                              investments.
Putnam VT International New   Long-term capital appreciation. The fund pursues  Putnam Investment Management, LLC
Opportunities Fund - Class    its goal by investing mainly in common stocks of
IB Shares                     companies outside the United States with a focus
                              on growth stocks.
Putnam VT New Opportunities   Long-term capital appreciation. The fund pursues  Putnam Investment Management, LLC
Fund - Class IA Shares        its goal by investing mainly in common stocks of
                              U.S. companies, with a focus on growth stocks.
Putnam VT Vista Fund - Class  Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
IB Shares                     by investing mainly in common stocks of U.S.
                              companies, with a focus on growth stocks.
RiverSource Variable          Maximum total investment return through a         RiverSource Investments
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              total assets in foreign investments.
RiverSource Variable          Maximum current income consistent with liquidity  RiverSource Investments
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.
RiverSource Variable          High total return through current income and      RiverSource Investments
Portfolio - Core Bond Fund    capital appreciation. Under normal market
(1)                           conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              Although the Fund is not an index fund, it
                              invests primarily in securities like those
                              included in the Lehman Brothers Aggregate Bond
                              Index ("the Index"), which are investment grade
                              and denominated in U.S. dollars. The Index
                              includes securities issued by the U.S.
                              government, corporate bonds, and mortgage- and
                              asset-backed securities. The Fund will not
                              invest in securities rated below investment
                              grade, although it may hold securities that have
                              been downgraded.

 26  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RiverSource Variable          High level of current income while attempting to  RiverSource Investments
Portfolio - Diversified Bond  conserve the value of the investment and
Fund                          continuing a high level of income for the
                              longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds.
RiverSource Variable          High level of current income and, as a secondary  RiverSource Investments
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend-paying common and
                              preferred stocks. The fund may invest up to 25%
                              of its total assets in foreign investments.
RiverSource Variable          Long-term capital growth. The Fund's assets are   RiverSource Investments, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund                          emerging market companies. Under normal market    indirect wholly-owned subsidiary of
                              conditions, at least 80% of the Fund's net        Ameriprise Financial, subadviser.
                              assets will be invested in securities of
                              companies that are located in emerging market
                              countries, or that earn 50% of more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RiverSource Variable          Long-term capital growth. The Fund's assets are   RiverSource Investments, adviser; Davis
Portfolio - Fundamental       primarily invested in equity securities of U.S.   Selected Advisers, L.P., subadviser
Value Fund (1)                companies. Under normal market conditions, the
                              Fund's net assets will be invested primarily in
                              companies with market capitalizations of at
                              least $5 billion at the time of the Fund's
                              investment.
RiverSource Variable          High total return through income and growth of    RiverSource Investments
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers (which may include issuers
                              located in emerging markets). Under normal
                              market conditions, the Fund invests at least 80%
                              of its net assets in investment-grade corporate
                              or government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RiverSource Variable          Total return that exceeds the rate of inflation   RiverSource Investments
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests at
(1)                           least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   27

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RiverSource Variable          Long-term capital growth. Invests primarily in    RiverSource Investments
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its total assets in foreign
                              investments.
RiverSource Variable          High current income, with capital growth as a     RiverSource Investments
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yielding, high-risk corporate
                              bonds (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the fund may be invested
                              in high yield debt instruments of foreign
                              issuer.
RiverSource Variable          High total return through current income and      RiverSource Investments
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund (1)        conditions, are invested primarily in
                              income-producing debt securities, with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank loans.
                              The Fund will purchase only securities rated B
                              or above, or unrated securities believed to be
                              of the same quality. If a security falls below a
                              B rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in
                              foreign investments.
RiverSource Variable          Capital appreciation. Invests primarily in        RiverSource Investments, adviser;
Portfolio - International     equity securities of foreign issuers that offer   Threadneedle International Limited, an
Opportunity Fund              strong growth potential. The Fund may invest in   indirect wholly-owned subsidiary of
                              developed and in emerging markets.                Ameriprise Financial, subadviser.
RiverSource Variable          Long-term growth of capital. Under normal market  RiverSource Investments
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              also invest in income-producing equity
                              securities and preferred stocks.
RiverSource Variable          Long-term growth of capital. Under normal market  RiverSource Investments
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund (1)                      net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks.
RiverSource Variable          Growth of capital. Under normal market            RiverSource Investments
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of mid
                              capitalization companies. The investment manager
                              defines mid-cap companies as those whose market
                              capitalization (number of shares outstanding
                              multiplied by the share price) falls within the
                              range of the Russell Mid Cap(R) Growth Index.


 28  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RiverSource Variable          Long-term growth of capital. Under normal         RiverSource Investments
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund (1)                      its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index.
RiverSource Variable          Long-term capital appreciation. The Fund seeks    RiverSource Investments
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of large
                              capitalization companies that represent a broad
                              spectrum of the U.S. economy.
RiverSource Variable          Long-term growth of capital. Invests primarily    RiverSource Investments, adviser;
Portfolio - Select Value      in equity securities of mid-cap companies as      Systematic Financial Management, L.P.
Fund (1)                      well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap       sub-advisers
                              companies to be either those with a market
                              capitalization of up to $10 billion or those
                              whose market capitalization falls within range
                              of the Russell 3000(R) Value index.
RiverSource Variable          High level of current income and safety of        RiverSource Investments
Portfolio - Short Duration    principal consistent with an investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RiverSource Variable          Long-term capital growth. Under normal market     RiverSource Investments, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of       subadviser.
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.
RiverSource Variable          Long-term capital appreciation. Under normal      RiverSource Investments, adviser; River
Portfolio - Small Cap Value   market conditions, at least 80% of the Fund's     Road Asset Management, LLC, Donald
Fund (1)                      net assets will be invested in small cap          Smith & Co., Inc., Franklin Portfolio
                              companies with market capitalization, at the      Associates LLC, Barrow, Hanley,
                              time of investment, of up to $2.5 billion or      Mewhinney & Strauss, Inc. and Denver
                              that fall within the range of the Russell         Investment Advisors LLC, subadvisers.
                              2000(R) Value Index.
Royce Micro-Cap               Long-term growth of capital. Invests primarily    Royce & Associates, LLC
Portfolio - Investment Class  in a broadly diversified portfolio of equity securities issued by micro-cap companies
                              (companies with stock market capitalizations
                              below $500 million).

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   29

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Third Avenue Value Portfolio  Long-term capital appreciation. Invests           Third Avenue Management LLC
                              primarily in common stocks of well-financed
                              companies, meaning companies without significant
                              liabilities in comparison to their liquid
                              resources at a discount to what the Adviser
                              believes is their intrinsic value.
Van Kampen Life Investment    Capital growth and income through investments in  Van Kampen Asset Management
Trust Comstock Portfolio,     equity securities, including common stocks,
Class II Shares (1)           preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Shares (1)                    the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              foreign real estate companies.                    sub-advisers.
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Shares (1)                    cap companies and foreign companies, including
                              emerging market securities.
Wanger International Small    Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Cap                           in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
                              billion at time of initial purchase.
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Opportunity Fund (1)          principally in equity securities of               adviser; Wells Capital Management
                              medium-capitalization companies, defined as       Incorporated, sub-adviser.
                              those within the range of market capitalizations
                              of companies in the Russell Midcap(R) Index. We
                              reserve the right to hedge the portfolio's
                              foreign currency forward contracts. However,
                              under normal circumstances, we will not engage
                              in extensive foreign currency hedging.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund (1)     principally in equity securities of               adviser; Wells Capital Management
                              small-capitalization companies that we believe    Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.

(1) These funds are available under all policies effective Dec. 10, 2007.

PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each

 30 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or,

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. These reallocations will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   31

PURCHASING YOUR POLICY

APPLICATION

Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;

- designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.


AGE LIMIT: The policy is available only to persons 35 and older. In addition, we generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.


RISK CLASSIFICATION: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy In
Force - Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, our home office cannot contest the truth of statements or representations in your application.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.


The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-100 or the minimum initial premium period in effect.


You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.


Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-100 or the minimum initial premium period remain in effect.


PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

 32  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

- additional net premiums allocated to the subaccounts;

- transfers into or out of the subaccounts;

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   33

- partial surrenders and partial surrender fees;

- surrender charges; and/or

- monthly deductions.

Accumulation unit values will fluctuate due to:

- changes in underlying fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.


The minimum initial period is:



- 3 years if the youngest insured's insurance age is 35-39


- 2 years if the youngest insured's insurance age is 40-49

- 1 year if the youngest insured's insurance age is 50 and over

 34  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

DEATH BENEFIT GUARANTEE



A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following DBG option:



DEATH BENEFIT GUARANTEE TO AGE 100


If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.


If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-100 is not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.


GRACE PERIOD


If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither the DBG nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.


We will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

- a written request;

- evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;


- payment of a premium that will keep the policy in force for at least three months;


- payment of the monthly deductions that were not collected during the grace period; and

- payment or reinstatement of any indebtedness.


The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement. Surrender charges will also be reinstated.



We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.


EXCHANGE RIGHT


For two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   35

A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- the applicable percentage of the policy value.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the policy value plus the specified amount; or

- the applicable percentage of policy value.

EXAMPLE                                                          OPTION 1           OPTION 2
 Specified amount                                               $1,000,000         $1,000,000
 Policy value                                                   $   50,000         $   50,000
 Death benefit                                                  $1,000,000         $1,050,000
 Policy value increases to                                      $   80,000         $   80,000
 Death benefit                                                  $1,000,000         $1,080,000
 Policy value decreases to                                      $   30,000         $   30,000
 Death benefit                                                  $1,000,000         $1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit amount will be the cash surrender value.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction because the cost of insurance charges depends upon the specified amount.

- Minimum monthly premium.

- Charges for certain optional insurance benefits.

 36  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to decrease the specified amount at any time. Decreases in specified amount may have tax implications, discussed in the section "Modified Endowment Contracts" under "Federal Taxes."

DECREASES: Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may decrease.

- The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.

SUICIDE


If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide.


BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS

Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   37

PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time; or

- suspending the transfer privilege.

Subject to applicable state law and the terms of each policy, we will apply the policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIERS AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS

 38  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

- For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

- For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- None.

From the fixed account to a subaccount:

- Entire fixed account balance minus any outstanding indebtedness.

CHARGE FOR TRANSFERS


You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than five transfers by mail or telephone per policy year. In addition to transfers by mail or phone, you may make 12 automated transfers per policy year subject to the restrictions described below.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   39

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the PN Program, you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging").

AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The charge for transfers provision above does not apply to automated transfers.)

- You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS


By investing an equal                                                                                NUMBER
number of dollars each                           AMOUNT                  ACCUMULATION                OF UNITS
month...                    MONTH                INVESTED                UNIT VALUE                  PURCHASED
                             Jan                   $100                      $20                       5.00
                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price
is low...
                             Mar                    100                       17                       5.88
                             Apr                    100                       15                       6.67
                             May                    100                       16                       6.25
                             June                   100                       18                       5.56
                             July                   100                       17                       5.88
and fewer units
when the per unit
market price is high.
                             Aug                    100                       19                       5.26
                             Sept                   100                       21                       4.76
                             Oct                    100                       20                       5.00

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.
 40  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.


When a PN Program model portfolio is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio then in effect. If you change to a different model portfolio or are reallocate according to an updated version of your existing model portfolio ("Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program (available Dec. 10, 2007)"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.


ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the charge for transfers provision above.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program (available Dec. 10, 2007)").

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   41

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (AVAILABLE DEC. 10, 2007)

The PN Program allows you to allocate your policy value to a PN Program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, that represent various asset classes (allocation options). You may also allocate a portion of your policy values and premiums to the fixed account while you participate in the PN Program. The PN Program also allows you to periodically update your model portfolio or transfer to a different model portfolio.


You may elect to participate in the PN Program at any time. You may cancel your participation in the PN Program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN Program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN Program. Transfers do not cancel the PN Program. The PN Program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN Program information, including the terms of the PN Program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN Program.


SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN Program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each policy owner participating in the PN Program. In its role as investment adviser to the PN Program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN Program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of the RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to policy owners at the time they enroll in the PN Program.

Currently, the PN Program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your policy. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in the model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to RiverSource Variable Portfolio Funds, we may have an incentive to identify RiverSource Variable Portfolio Funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role RiverSource Investments may, from time to time,

 42 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN Program in connection with the development and updating of the model portfolio, and our identification of the universe of allocations options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN Program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent rather than participants in the PN Program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN Program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN Program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts that make up that model portfolio. By participating in the PN Program, you instruct us to invest your policy value in the subaccounts according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.

If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN Program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.

You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN Program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your policy value, less the amounts allocated to the fixed account is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN Program, if you do notify us otherwise, you will be deemed to have instructed us to reallocate your policy value, less the amounts allocated to the fixed account to the updated model portfolio. If you do not want your policy value, less the amounts allocated to the fixed account to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   43

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio at any time during your policy year by written request on an authorized form or by another method agreed to by us. We limit the number of changes to your model portfolio to two per policy year. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.


We reserve the right to change the terms and conditions of the PN Program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial premium payment we accept;

- cancel required participation in the program after 30 days' written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN Program, we would either have to find a replacement investment adviser or terminate the PN Program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

RISKS. Asset allocation through the PN Program does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.

By spreading your policy value among various allocation options under the PN Program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your policy value could be better or worse by participating in the PN Program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

POLICY LOANS


You may borrow against your policy by written or telephone request ("See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.). Generally, we will process your loan within seven days after we receive your request at our home office (for exception -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.


MINIMUM LOAN AMOUNTS


$500 or the remaining loan value, whichever is less.


MAXIMUM LOAN AMOUNTS


- 85% of the policy value minus surrender charges.



- For telephone requests, the maximum loan amount is $50,000.


The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

 44  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS


A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-100 or the minimum initial premium period to terminate.


POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 85% of the policy's cash surrender value. Partial surrenders by telephone are limited to $50,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccount in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.


- A partial surrender may terminate the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.


- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   45

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

1  BY MAIL

Regular mail:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205


Express mail:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203


* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2  BY PHONE


Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (TOLL FREE)
TTY service for the hearing impaired:
(518) 869-8612 (LOCAL)


- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

- you surrender the policy; or

- the last surviving insured dies; or

- the youngest insured attains insurance age 100.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 4% per year on lump sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, we must make payments under all options to a natural person.

 46  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 10, 15, or 20 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.

As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax.

DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test in Section 817(h) of the Code. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.


RIVERSOURCE LIFE OF NY'S TAX STATUS


We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS 47 to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and generally is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age
59 1/2.

 48  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

SOURCE OF PROCEEDS                                  TAXABLE PORTION OF PRE-DEATH PROCEEDS
----------------------------------------------------------------------------------------------------------------
NON-MODIFIED ENDOWMENT CONTRACTS:
Full surrender:                                     Amount received plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings
                                                    generated in the policy -- earnings in policy cash value and earnings previously taken via existing loans. It could be
                                                    the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed
                                                    upon surrender of the policy.
Lapse:                                              Any outstanding indebtedness minus your investment in the
                                                    policy.(1) You will be taxed on any earnings generated in
                                                    the policy -- earnings in policy cash value and earnings
                                                    previously taken via existing loans. It could be the case
                                                    that a policy with a relatively small existing cash value
                                                    could have significant earnings that will be taxed upon
                                                    lapse of the policy.
Partial surrenders:                                 Generally, if the amount received is greater than your
                                                    investment in the policy,(1) the amount in excess of your
                                                    investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial
                                                    surrender results in or is necessitated by a reduction in
                                                    benefits.
Policy loans and assignments and pledges:           None.(2)
MODIFIED ENDOWMENT CONTRACTS(3):
Full surrender:                                     Amount received plus any indebtedness, minus your investment in the policy.(1)
Lapse:                                              Any outstanding indebtedness minus your investment in the
                                                    policy.(1)
Partial surrenders:                                 Lesser of:
                                                    - the amount received; or
                                                    - policy value minus your investment in the policy.(1)
Policy loans and assignments and pledges:           Lesser of:
                                                    - the amount of the loan/assignment; or
                                                    - policy value minus your investment in the policy.(1)
PAYMENT OPTIONS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT CONTRACTS):        OPTION A FOR PRE-DEATH PROCEEDS: Taxed as full surrender
                                                    (and may be subject to additional 10% penalty tax if
                                                    modified endowment contracts). Interest taxed (and not
                                                    subject to additional 10% penalty tax).
                                                    OPTIONS B AND C FOR PRE-DEATH PROCEEDS: Portion of each
                                                    payment taxed and portion considered a return on investment in the policy(1) and not taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial
                                                    surrender (and may be subject to additional 10% penalty tax if modified endowment contracts). Payments made after the
                                                    investment in the policy(1) is fully recovered are taxed. If the policy is a modified endowment contract, those payments may be subject to an additional 10% penalty tax.
----------------------------------------------------------------------------------------------------------------

(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.
(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax.

MODIFIED ENDOWMENT CONTRACTS

Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   49

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.

REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

- the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)); or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

POLICY SPLIT OPTION RIDER: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.

INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after October 15, 1995, on certain policy loans only for key person insurance purchased by employers. Other significant limitations apply.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.

TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in

 50 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.

EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in August of 2006 brought about new requirements that business owners/employer's must meet regarding employer-owned life insurance (EOLI). An EOLI contract is any life insurance contract owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the contract and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.

The PPA created a new section of the Federal tax code, IRC Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in IRC Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance contract(s). These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.

SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or 'splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.

In Treasury Decision 9092 (T.D. 9092), the IRS defines a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements (Section 162 of the Code) or key-person plans.

MUTUALLY EXCLUSIVE REGIMES

In IRS Notice 2002-8, the IRS introduced the concept of two mutually exclusive regimes as it relates to the taxation of split dollar, the economic benefit regime and the loan regime. These regimes apply to both business and personal (private) uses of split dollar. The introduction of these two regimes, along with IRS Notice 2002-59 and the final split dollar regulations (T.D. 9092) may have limited split dollar arrangements to one of these two regimes exclusively.

I. ECONOMIC BENEFIT SPLIT DOLLAR -- "For these arrangements, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract, and those economic benefits must be accounted for fully and consistently by both the owner and the non-owner" (T.D. 9092). Section 1.61-22(d) of the Code provides that the possible economic benefit provided to the non-owner can include the value of: (1) current life insurance coverage, (2) any portion of the cash surrender value available to the non-owner, and (3) the transfer of the policy to the non-owner.

Under Section 1.61-22(d)(2) of the Code, in addition to the amount of any current life insurance protection provided to the non-owner, the owner and the non-owner must also account fully and consistently for the amount of policy cash value to which the non-owner has current access (to the extent that such amount was not actually taken into account for a prior taxable year), and the value of any other economic benefits provided to the non-owner (to the extent not actually taken into account for a prior taxable year).

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under Section 1.7872-15 of the Code, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated,

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   51
respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is a loan under general principals of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value.

If a split dollar loan does not provide for sufficient interest, the loan is a below-market split dollar loan subject to Section 7872 of the Code. If the split dollar loan provides for sufficient interest, then, except as provided in
Section 7872 of the Code, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under 1271 and 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.

EOLI REQUIREMENTS MAY APPLY

For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see EOLI section above). Discuss your situations with appropriate legal counsel.

TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a uniquely simple approach to determine which of the two regimes applies, based on policy ownership. The owner is the person named as owner under the policy. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax advisers.

DISTRIBUTION OF THE POLICY

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE POLICY

- Only securities broker-dealers ("selling firms") registered with the SEC and members of the NASD may sell the policy.

- The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS


- We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 77% of the initial target premium (annualized), plus 3.3% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.


- We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

- In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

   -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

   -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

 52  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

   -- providing services to policy owners; and

   -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS

- We pay the commissions and other compensation described above from our assets.

- Our assets may include:

   -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

   -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

   -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

   -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   -- fees and expenses we collect from policy owners, including surrender charges; and

   -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

- To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

LEGAL PROCEEDINGS


RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, FINRA and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   53
condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

- Cost of insurance charges;

- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current charges in all years illustrated; and

- Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.04% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our nonsmoker risk classification, and a female, age 55, in our nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $15,000 is paid in full at the beginning of each policy year. Results would differ if:

- Premiums were not paid in full at the beginning of each policy year;

- Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

 54  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION

INITIAL SPECIFIED AMOUNT $1,000,000                        CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $15,000
                     MALE -- INSURANCE AGE 55 -- NONSMOKER
                    FEMALE -- INSURANCE AGE 55 -- NONSMOKER
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                  DEATH BENEFIT                               POLICY VALUE
END OF    WITH ANNUAL           ASSUMING HYPOTHETICAL GROSS                ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST             ANNUAL INVESTMENT RETURN OF                ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%              6%             12%          0%            6%            12%
------------------------------------------------------------------------------------------------------------
   1          15,750      1,000,000       1,000,000       1,000,000     12,839        13,638          14,437
   2          32,288      1,000,000       1,000,000       1,000,000     25,430        27,831          30,328
   3          49,652      1,000,000       1,000,000       1,000,000     37,664        42,485          47,700
   4          67,884      1,000,000       1,000,000       1,000,000     49,440        57,507          66,588
   5          87,029      1,000,000       1,000,000       1,000,000     60,881        73,033          87,271
   6         107,130      1,000,000       1,000,000       1,000,000     71,778        88,865         109,709
   7         128,237      1,000,000       1,000,000       1,000,000     82,257       105,136         134,209
   8         150,398      1,000,000       1,000,000       1,000,000     92,116       121,657         160,779
   9         173,668      1,000,000       1,000,000       1,000,000    101,376       138,456         189,658
  10         198,102      1,000,000       1,000,000       1,000,000    110,055       155,561         221,114
  15         339,862      1,000,000       1,000,000       1,000,000    144,040       245,486         427,607
  20         520,789      1,000,000       1,000,000       1,000,000    162,882       345,807         761,230
  25         751,702      1,000,000       1,000,000       1,378,162    149,807       448,588       1,312,536
  30       1,046,412      1,000,000       1,000,000       2,301,981     43,769       524,525       2,192,363
  35       1,422,545             --       1,000,000       3,742,866         --       513,243       3,564,634
  40       1,902,596             --       1,000,000       5,960,721         --       308,741       5,676,877
  45       2,515,277             --              --       9,093,181         --            --       9,003,149
------------------------------------------------------------------------------------------------------------


                 CASH SURRENDER VALUE
END OF       ASSUMING HYPOTHETICAL GROSS
POLICY       ANNUAL INVESTMENT RETURN OF
YEAR       0%            6%            12%
------
   1       8,839         9,638          10,437
   2      21,430        23,831          26,328
   3      33,664        38,485          43,700
   4      45,440        53,507          62,588
   5      56,881        69,033          83,271
   6      68,178        85,265         106,109
   7      79,057       101,936         131,009
   8      89,316       118,857         157,979
   9      98,976       136,056         187,258
  10     108,055       153,561         219,114
  15     144,040       245,486         427,607
  20     162,882       345,807         761,230
  25     149,807       448,588       1,312,536
  30      43,769       524,525       2,192,363
  35          --       513,243       3,564,634
  40          --       308,741       5,676,877
  45          --            --       9,003,149
------


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   55

ILLUSTRATION
--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $1,000,000                     GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $15,000
                     MALE -- INSURANCE AGE 55 -- NONSMOKER
                    FEMALE -- INSURANCE AGE 55 -- NONSMOKER
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                DEATH BENEFIT                           POLICY VALUE
END OF    WITH ANNUAL         ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST           ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%            6%           12%          0%          6%          12%
----------------------------------------------------------------------------------------------------
   1          15,750      1,000,000     1,000,000     1,000,000     12,839      13,638        14,437
   2          32,288      1,000,000     1,000,000     1,000,000     25,430      27,831        30,328
   3          49,652      1,000,000     1,000,000     1,000,000     37,664      42,485        47,700
   4          67,884      1,000,000     1,000,000     1,000,000     49,440      57,507        66,588
   5          87,029      1,000,000     1,000,000     1,000,000     60,881      73,033        87,271
   6         107,130      1,000,000     1,000,000     1,000,000     71,778      88,865       109,709
   7         128,237      1,000,000     1,000,000     1,000,000     82,257     105,136       134,209
   8         150,398      1,000,000     1,000,000     1,000,000     92,116     121,657       160,779
   9         173,668      1,000,000     1,000,000     1,000,000    101,376     138,456       189,658
  10         198,102      1,000,000     1,000,000     1,000,000    109,950     155,458       221,014
  15         339,862      1,000,000     1,000,000     1,000,000    138,620     239,985       422,464
  20         520,789      1,000,000     1,000,000     1,000,000    128,658     311,693       735,158
  25         751,702      1,000,000     1,000,000     1,319,696     22,128     324,844     1,256,854
  30       1,046,412             --     1,000,000     2,187,801         --     165,279     2,083,620
  35       1,422,545             --            --     3,507,889         --          --     3,340,847
  40       1,902,596             --            --     5,445,137         --          --     5,185,845
  45       2,515,277             --            --     8,018,822         --          --     7,939,427
----------------------------------------------------------------------------------------------------


               CASH SURRENDER VALUE
END OF     ASSUMING HYPOTHETICAL GROSS
POLICY     ANNUAL INVESTMENT RETURN OF
YEAR       0%          6%          12%
------
   1       8,839       9,638        10,437
   2      21,430      23,831        26,328
   3      33,664      38,485        43,700
   4      45,440      53,507        62,588
   5      56,881      69,033        83,271
   6      68,178      85,265       106,109
   7      79,057     101,936       131,009
   8      89,316     118,857       157,979
   9      98,976     136,056       187,258
  10     107,950     153,458       219,014
  15     138,620     239,985       422,464
  20     128,658     311,693       735,158
  25      22,128     324,844     1,256,854
  30          --     165,279     2,083,620
  35          --          --     3,340,847
  40          --          --     5,185,845
  45          --          --     7,939,427
------


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 56  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts.

ATTAINED INSURANCE AGE: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.


CODE: The Internal Revenue Code of 1986, as amended.



DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements.



DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.


DEATH BENEFIT VALUATION DATE: The date of the last surviving insured's death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured's death.


FIXED ACCOUNT: The general investment account of RiverSource Life of NY. The fixed account is made up of all of RiverSource Life of NY's assets other than those held in any separate account.


FIXED ACCOUNT VALUE: The portion of the policy value that is allocated to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entities to which, or individuals to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   57

- Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater the cash surrender value.

- On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that RiverSource Life expects will have similar mortality experience.


RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.


SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI). The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

 58  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

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

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

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

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

(RIVERSOURCE INSURANCE LOGO)


RiverSource Life Insurance Co. of New York


20 Madison Avenue Extension


Albany, NY 12203

(800) 541-2251


 Additional information about RiverSource of New York Account 8 (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits,

  cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration,

or for other inquiries about the policies, contact your sales representative or RiverSource Life Insurance Co. of New York at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.


                   RiverSource Life Insurance Co. of New York


                 20 Madison Avenue Extension, Albany, NY 12203


                                 (800) 541-2251

                         riversource.com/lifeinsurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
 (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC,
                  100 F Street, N.E., Washington, D.C. 20549.


                     Investment Company Act File #811-5213


            (C) 2007 Ameriprise Financial, Inc. All rights reserved.


S-6185 P (11/07)

(RIVERSOURCE INSURANCE LOGO)


RiverSource Life Insurance Co. of New York


20 Madison Avenue Extension


Albany, NY 12203

(800) 541-2251


S-6185 P (11/07)

                 PROSPECTUS SUPPLEMENT DATED NOVEMBER 23, 2007*


PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE   S-6203 J (5/07)



THE INFORMATION IN THIS SUPPLEMENT IS EFFECTIVE ON DECEMBER 10, 2007.



The information in this supplement updates and amends certain information contained in the variable life insurance policy prospectus listed above. Please read it carefully and keep it with your variable life insurance policy prospectus.



THE FOLLOWING TWO PARAGRAPHS REPLACE THEIR CORRESPONDING PARAGRAPHS UNDER "THE VARIABLE ACCOUNT AND THE FUNDS" ON PGS 18 AND 19 OF THE PROSPECTUS:


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include allocation, these effects may occur under the asset allocation program we offer (see "Transfers Between the Fixed Account and Subaccounts" -- Portfolio Navigator Asset Allocation Program (PN Program)") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:


   - Compensating, training and educating sales representatives who sell policies.



   - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.


   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

   - Providing sub-transfer and shareholder servicing to policy owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

   - Subaccounting, transaction processing, recordkeeping and administration.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------

S-6203-8 A (11/07)



* Destroy: May 1, 2008.

THE FOLLOWING INFORMATION HAS BEEN REVISED UNDER "THE VARIABLE ACCOUNT AND THE FUNDS" ON PGS. 27 AND 28, RESPECTIVELY, OF THE PROSPECTUS:



FUND                          INVESTMENT OBJECTIVE AND POLICIES                  INVESTMENT ADVISER
RiverSource Variable          High current income, with capital growth as a      RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund will invest at least 80% of
                              its net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or if
                              unrated, determined to be of comparable quality.
                              Up to 25% of the Fund may be invested in high
                              yield debt instruments of foreign issuers.
RiverSource Variable          High total return through current income and       RiverSource Investments
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund's assets are invested
                              primarily in income-producing debt securities
                              with an emphasis on the higher rated segment of
                              the high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank loans.
                              The Fund will purchase only securities rated B or
                              above, or unrated securities believed to be of
                              the same quality. If a security falls below a B
                              rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in foreign
                              investments.



THE FIRST PARAGRAPH UNDER "AUTOMATED TRANSFERS" ON PG. 39 OF THE PROSPECTUS IS REPLACED WITH THE FOLLOWING:


AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the PN Program, you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging").


THE FOLLOWING PARAGRAPH IS ADDED AS THE LAST PARAGRAPH UNDER "AUTOMATED DOLLAR-COST AVERAGING" ON PG. 40 OF THE PROSPECTUS:



When a PN Program model portfolio is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio then in effect. If you change to a different model portfolio or are reallocated according to an updated version of your existing model portfolio ("Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.



THE FOLLOWING SENTENCE IS ADDED TO THE END OF THE SECOND PARAGRAPH UNDER "ASSET REBALANCING" ON PG. 40 OF THE PROSPECTUS:


Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program").


THE FOLLOWING NEW SECTION IS ADDED AFTER THE "ASSET REBALANCING" SECTION ON PG. 40 OF THE PROSPECTUS:


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM

The PN Program allows you to allocate your policy value to a PN Program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, that represent various asset classes (allocation options). You may also allocate a portion of your policy values and premiums to the fixed account while you participate in the PN Program. The PN Program also allows you to periodically update your model portfolio or transfer to a different model portfolio.

You may elect to participate in the PN Program at any time. You may cancel your participation in the PN Program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN Program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN Program. Transfers do not cancel the PN Program. Your participation in the PN Program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN Program information, including the terms of the PN Program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN Program.


SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN Program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each policy owner participating in the PN Program. In its role as investment adviser to the PN Program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN Program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of the RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to policy owners at the time they enroll in the PN Program.

Currently, the PN Program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your policy. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in the model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to RiverSource Variable Portfolio Funds, we may have an incentive to identify RiverSource Variable Portfolio Funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN Program in connection with the development and updating of the model portfolio, and our identification of the universe of allocations options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN Program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent rather than participants in the PN Program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN Program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN Program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts that make up that model portfolio. By participating in the PN Program, you instruct us to invest your policy value in the subaccounts according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.

If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN Program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.

You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN Program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your policy value, less the amounts allocated to the fixed account is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN Program, if you do notify us otherwise, you will be deemed to have instructed us to reallocate your policy value, less the amounts allocated to the fixed account to the updated model portfolio. If you do not want your policy value, less the amounts allocated to the fixed account to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.


In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio at any time during your policy year by written request on an authorized form or by another method agreed to by us. We limit the number of changes to your model portfolio to two per policy year. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.

We reserve the right to change the terms and conditions of the PN Program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial premium payment we accept;

- cancel required participation in the program after 30 days' written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN Program, we would either have to find a replacement investment adviser or terminate the PN Program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

RISKS. Asset allocation through the PN Program does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.

By spreading your policy value among various allocation options under the PN Program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your policy value could be better or worse by participating in the PN Program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.


Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



              RIVERSOURCE(R) VARIABLE SECOND-TO-DIE LIFE INSURANCE

                                    (V2D-NY)

                        (previously IDS Life of New York



                     Variable-Second-To-Die Life Insurance)




                                  NOV. 23, 2007


ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK


            20 Madison Avenue Extension


            Albany, NY 12203


            Telephone: (800) 541-2251

            Website address: riversource.com/lifeinsurance



            RIVERSOURCE OF NEW YORK ACCOUNT 8 (previously IDS Life of New York Account 8)



RiverSource of New York Account 8 is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

S-6337-1A (11/07)

TABLE OF CONTENTS

INFORMATION ABOUT RIVERSOURCE LIFE OF NY........................................   P.  3
Ownership.......................................................................   p.  3
State Regulation................................................................   p.  3
Reports.........................................................................   p.  3
Rating Agencies.................................................................   p.  3
PRINCIPAL UNDERWRITER...........................................................   P.  4
THE VARIABLE ACCOUNT............................................................   P.  4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES......................   P.  5
Additional Information on Payment Options for V2D-NY............................   p.  5
REVENUES RECEIVED DURING CALENDAR YEAR 2006.....................................   P.  6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................   P.  6
FINANCIAL INFORMATION...........................................................   P.  6



CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York. This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy.




 2    RIVERSOURCE OF NEW YORK ACCOUNT 8

INFORMATION ABOUT RIVERSOURCE LIFE OF NY



We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203.



We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


OWNERSHIP


RiverSource Life of NY, a New York corporation is a wholly-owned subsidiary of RiverSource Life Insurance Company, a Minnesota corporation which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


STATE REGULATION


We are subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. We file an annual statement in a prescribed form with New York's Department of Insurance. Our books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of our operations is conducted periodically.


REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                   www.ambest.com
Fitch                                                                 www.fitchratings.com
Moody's                                                           www.moodys.com/insurance
Standard & Poor's                                                 www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.



                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    3

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.



Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the policy. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account has been: 2006: $14,651,291; 2005: $10,411,805;
and 2004: $7,278,913. Ameriprise Financial Services, Inc. retains no underwriting commission from the sale of the policy.


Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the policy. RiverSource Distributors retains no underwriting commissions from the sale of the policy.

THE VARIABLE ACCOUNT


We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.


The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.



 4    RIVERSOURCE OF NEW YORK ACCOUNT 8

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES


ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR V2D-NY


OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


PAYMENT PERIOD    MONTHLY PAYMENT PER $1,000
    (YEARS)          PLACED UNDER OPTION B
      10                     $9.61

      15                      6.87

      20                      5.51

      25                      4.71

      30                      4.18


We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH      ADJUSTMENT    CALENDAR YEAR OF PAYEE'S BIRTH      ADJUSTMENT
Before 1920                              0                   1945-1949                     6
1920-1924                                1                   1950-1959                     7
1925-1929                                2                   1960-1969                     8
1930-1934                                3                   1970-1979                     9
1935-1939                                4                   1980-1989                    10
1940-1944                                5                  After 1989                    11


The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

 OPTION C TABLE

                                                  LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------------
                                                     10 YEARS           15 YEARS           20 YEARS
ADJUSTED AGE PAYEE                                MALE    FEMALE     MALE    FEMALE     MALE    FEMALE
50                                               $4.22     $3.89    $4.17     $3.86    $4.08     $3.82
55                                                4.62      4.22     4.53      4.18     4.39      4.11
60                                                5.14      4.66     4.96      4.57     5.71      4.44
65                                                5.81      5.22     5.46      5.05     5.02      4.79
70                                                6.61      5.96     5.96      5.60     5.27      5.12
75                                                7.49      6.89     6.38      6.14     5.42      5.35





                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    5

REVENUES RECEIVED DURING CALENDAR YEAR 2006

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2006. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.


--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $14,119,393.11
Wanger Advisors Trust                                                         $ 9,994,792.02
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 9,889,398.02
American Century(R) Variable Portfolios, Inc.                                 $ 8,111,950.96
AllianceBernstein Variable Products Series Fund, Inc.                         $ 6,935,380.14
AIM Variable Insurance Funds                                                  $ 6,806,164.35
Goldman Sachs Variable Insurance Trust                                        $ 6,192,884.80
Oppenheimer Variable Account Funds                                            $ 5,619,718.04
Van Kampen Life Investment Trust                                              $ 4,719,402.91
MFS(R) Variable Insurance Trust(SM)                                           $ 3,669,262.58
Putnam Variable Trust                                                         $ 3,209,435.18
Wells Fargo Advantage Variable Trust Funds                                    $ 1,839,774.87
Evergreen Variable Annuity Trust                                              $ 1,525,346.92
Credit Suisse Trust                                                           $ 1,417,351.20
Janus Aspen Series                                                            $ 1,336,421.58
Lazard Retirement Series, Inc.                                                $ 1,320,263.36
Columbia Funds Variable Insurance Trust                                       $ 1,225,769.87
Third Avenue Variable Series Trust                                            $   988,460.13
Royce Capital Fund                                                            $   812,542.64
Pioneer Variable Contracts Trust                                              $   433,483.35
PIMCO Variable Insurance Trust                                                $   319,348.24
The Universal Institutional Funds, Inc.                                       $   208,788.04
Calvert Variable Series, Inc.                                                 $   201,270.34
Neuberger Berman Advisers Management Trust                                    $   157,988.04
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   143,753.64
STI Classic Variable Trust                                                    $    38,512.36
Premier VIT                                                                   $    13,581.86
Baron Capital Funds Trust                                                     $     7,097.88
J.P. Morgan Series Trust II                                                   $     4,376.19
Legg Mason Partners Variable Portfolios                                       $       885.00
--------------------------------------------------------------------------------------------


If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402), independent registered public accounting firm, as stated in their report appearing herein.

FINANCIAL INFORMATION


Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of IDS Life Insurance Company of New York (name subsequently changed to RiverSource Life Insurance Co. of New York) at Dec. 31, 2006 and 2005, and for each of the three years in the period ended Dec. 31, 2006, and the individual financial statements of American Centurion Life Assurance Company at Dec. 31, 2006 and 2005 and for each of the three years in the period ended Dec. 31, 2006, the supplemental financial statements of IDS Life Insurance Company of New York (name subsequently changed to RiverSource Life Insurance Co. of New York) at Dec. 31, 2006 and 2005 for each of the three years in the period ended Dec. 31, 2006, and the individual financial statements of the segregated asset subaccounts of IDS Life of New York Account 8 (subsequently changed to the RiverSource of New York Account 8), which includes IDS Life of New York Variable Second-to-Die Life Insurance (name subsequently changed to RiverSource(R) Variable Second-To-Die Life Insurance) at Dec. 31, 2006, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.




 6    RIVERSOURCE OF NEW YORK ACCOUNT 8

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of RiverSource of New York Account
8 -- RiverSource(R) Variable Second-To-Die Life Insurance (previously IDS Life of New York Account 8 -- IDS Life of New York Variable Second-To-Die Life Insurance) (comprised of 45 subaccounts of RiverSource Life of New York Account 8, referred to in Note 1) as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York (previously IDS Life Insurance Company of New
York). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource of New York Account 8 -- RiverSource(R) Variable Second-To-Die Life Insurance's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource of New York Account 8 -- RiverSource(R) Variable Second-To-Die Life Insurance's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of RiverSource of New York Account 8 -- RiverSource(R) Variable Second-To-Die Life Insurance at December 31, 2006, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles

                                        (-s- ERNEST &YOUNG LLP)

Minneapolis, Minnesota

April 24, 2007



                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    7

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                     --------------------------------------------------------------
                                                       AIM VI      AIM VI       AIM VI        AC VP        AC VP
                                                      CAP APPR,   CAP DEV,     CORE EQ,       INTL,         VAL,
DEC. 31, 2006                                           SER I       SER I       SER I         CL I          CL I
 ASSETS
Investments, at value(1),(2)                          $844,911    $822,865   $19,835,527   $2,551,292    $8,297,448
Dividends receivable                                        --          --            --           --            --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                --          68            --           --        40,854
Receivable for share redemptions                        27,678         586        57,690       11,424         5,885
-------------------------------------------------------------------------------------------------------------------
Total assets                                           872,589     823,519    19,893,217    2,562,716     8,344,187
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         626         586        14,258        1,838         5,885
    Contract terminations                               27,052          --        43,432        9,587            --
Payable for investments purchased                           --          68            --           --        40,854
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                       27,678         654        57,690       11,425        46,739
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                 $844,911    $822,865   $19,835,527   $2,551,291    $8,297,448
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   32,224      44,648       728,712      252,104       949,365
(2) Investments, at cost                              $733,707    $610,261   $17,235,808   $1,722,977    $7,059,370
-------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                     --------------------------------------------------------------
                                                                     CS           CS         FID VIP      FID VIP
                                                     CALVERT VS    MID-CAP      SM CAP     GRO & INC,     MID CAP,
DEC. 31, 2006 (CONTINUED)                            SOCIAL BAL     CORE        CORE I       SERV CL      SERV CL
 ASSETS
Investments, at value(1),(2)                          $684,397    $293,418      $492,401   $8,698,330   $13,810,641
Dividends receivable                                        --          --            --           --            --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                --          --            --           --            --
Receivable for share redemptions                         7,783         243           501        7,502        20,889
-------------------------------------------------------------------------------------------------------------------
Total assets                                           692,180     293,661       492,902    8,705,832    13,831,530
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         495         215           355        6,257         9,914
    Contract terminations                                7,288          28           146        1,245        10,975
Payable for investments purchased                           --          --            --           --            --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                        7,783         243           501        7,502        20,889
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                 $684,397    $293,418      $492,401   $8,698,330   $13,810,641
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  337,141      21,832        31,564      543,306       399,267
(2) Investments, at cost                              $622,313    $239,560      $433,100   $6,985,391   $ 9,882,793
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 8    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                 FID VIP       FTVIPT FRANK     FTVIPT FRANK      FTVIPT        GS VIT
                                                OVERSEAS,    GLOBAL REAL EST,    SM CAP VAL,     TEMP FOR    MID CAP VAL,
DEC. 31, 2006 (CONTINUED)                        SERV CL           CL 2             CL 2        SEC, CL 2        INST
 ASSETS
Investments, at value(1),(2)                    $3,409,876      $6,501,598       $3,481,084     $3,918,466    $10,183,478
Dividends receivable                                    --              --               --             --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --              --            1,481          3,772         26,192
Receivable for share redemptions                     3,587          49,514            2,468          2,807          7,230
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     3,413,463       6,551,112        3,485,033      3,925,045     10,216,900
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   2,449           4,659            2,468          2,807          7,230
    Contract terminations                            1,138          44,855               --             --             --
Payable for investments purchased                       --              --            1,481          3,772         26,192
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    3,587          49,514            3,949          6,579         33,422
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $3,409,876      $6,501,598       $3,481,084     $3,918,466    $10,183,478
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              142,912         187,474          185,263        209,320        632,907
(2) Investments, at cost                        $2,361,557      $4,795,613       $2,766,325     $2,706,446    $ 9,154,316
-------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                 GS VIT           GS VIT         JANUS ASPEN   JANUS ASPEN    JANUS ASPEN
                                               STRUCTD SM      STRUCTD U.S.     GLOBAL TECH,    INTL GRO,    MID CAP GRO,
DEC. 31, 2006 (CONTINUED)                     CAP EQ, INST       EQ, INST           SERV           SERV          SERV
 ASSETS
Investments, at value(1),(2)                      $894,111      $4,551,956         $608,024     $5,009,379       $511,093
Dividends receivable                                    --              --               --             --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --              --               --         49,228            141
Receivable for share redemptions                    28,583           8,698           32,107          3,493            364
-------------------------------------------------------------------------------------------------------------------------
Total assets                                       922,694       4,560,654          640,131      5,062,100        511,598
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     669           3,233              444          3,493            364
    Contract terminations                           27,914           5,465           31,662             --             --
Payable for investments purchased                       --              --               --         49,228            141
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   28,583           8,698           32,106         52,721            505
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $   894,111      $4,551,956         $608,025     $5,009,379       $511,093
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               61,919         310,290          142,395         98,980         15,877
(2) Investments, at cost                          $799,295      $3,803,183         $542,920     $2,963,042       $368,787
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    9

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                     LAZARD            MFS            MFS         PUT VT         PUT VT
                                                     RETIRE      INV GRO STOCK,     NEW DIS,     HI YIELD,   INTL NEW OPP,
DEC. 31, 2006 (CONTINUED)                        INTL EQ, SERV       SERV CL        SERV CL        CL IB         CL IB
 ASSETS
Investments, at value(1),(2)                       $2,888,504      $1,895,350      $1,530,207   $1,088,419     $1,039,929
Dividends receivable                                       --              --              --           --             --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        3,846             578              --        2,150            795
Receivable for share redemptions                        2,050           1,361           1,125          775            748
--------------------------------------------------------------------------------------------------------------------------
Total assets                                        2,894,400       1,897,289       1,531,332    1,091,344      1,041,472
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      2,050           1,361           1,099          775            747
    Contract terminations                                  --              --              26           --             --
Payable for investments purchased                       3,846             578              --        2,150            795
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       5,896           1,939           1,125        2,925          1,542
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                 $2,888,504      $1,895,350      $1,530,207   $1,088,419     $1,039,930
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 193,990         181,721          89,225      139,900         56,982
(2) Investments, at cost                           $2,178,262      $1,639,335      $1,212,044   $1,039,947     $  648,755
--------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                     PUT VT          PUT VT
                                                    NEW OPP,         VISTA,          RVS VP       RVS VP         RVS VP
DEC. 31, 2006 (CONTINUED)                            CL IA            CL IB           BAL        CASH MGMT      DIV BOND
 ASSETS
Investments, at value(1),(2)                      $13,126,131        $505,266     $28,569,339   $6,414,367    $12,194,071
Dividends receivable                                       --              --              --       22,513         44,427
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           --              85          33,744        1,969             --
Receivable for share redemptions                       18,697             365              --           --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                       13,144,828         505,716      28,603,083    6,438,849     12,238,498
--------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      9,417             365          20,437        4,502          8,688
    Contract terminations                               9,280              --              --           --         58,658
Payable for investments purchased                          --              85              --           --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      18,697             450          20,437        4,502         67,346
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                $13,126,131        $505,266     $28,582,646   $6,434,347    $12,171,152
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 644,702          34,372       1,829,866    6,416,655      1,164,473
(2) Investments, at cost                          $15,240,729        $388,160     $26,040,441   $6,414,359    $12,197,039
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 10    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                      RVS VP        RVS VP        RVS VP       RVS VP         RVS VP
DEC. 31, 2006 (CONTINUED)                           DIV EQ INC    EMER MKTS    GLOBAL BOND       GRO       HI YIELD BOND
 ASSETS
Investments, at value(1),(2)                       $20,062,042    $2,460,375    $2,412,771   $3,094,528     $4,773,800
Dividends receivable                                        --            --         4,032           --         30,445
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                            --            --           537        1,863         14,399
Receivable for share redemptions                            --            --            --           --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                        20,062,042     2,460,375     2,417,340    3,096,391      4,818,644
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      14,239         1,753         1,709        2,188          3,435
    Contract terminations                                3,178           928            --           --             --
Payable for investments purchased                           --            --            --           --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       17,417         2,681         1,709        2,188          3,435
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                           $20,044,625    $2,457,694    $2,415,631   $3,094,203     $4,815,209
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                1,296,226       141,803       221,295      412,663        696,472
(2) Investments, at cost                           $16,688,323    $1,985,831    $2,390,992   $2,651,878     $4,548,236
------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                      RVS VP        RVS VP        RVS VP       RVS VP         RVS VP
DEC. 31, 2006 (CONTINUED)                            INTL OPP     LG CAP EQ    MID CAP GRO     S&P 500    SHORT DURATION
 ASSETS
Investments, at value(1),(2)                       $16,545,154   $43,524,136      $412,733   $7,126,349     $3,467,462
Dividends receivable                                        --            --            --           --         10,651
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                            --            --            42        4,755             --
Receivable for share redemptions                            --            --            --           --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                        16,545,154    43,524,136       412,775    7,131,104      3,478,113
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      11,857        31,167           293        5,116          2,490
    Contract terminations                               40,101        22,967            --           --         18,986
Payable for investments purchased                           --            --            --           --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       51,958        54,134           293        5,116         21,476
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                           $16,493,196   $43,470,002      $412,482   $7,125,988     $3,456,637
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                1,254,655     1,738,136        36,145      743,126        342,248
(2) Investments, at cost                           $10,985,714   $35,255,440      $428,551   $5,762,190     $3,521,078
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    11

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                    ---------------------------------------------------------------
                                                                    ROYCE
                                                      RVS VP     MICRO-CAP,    THIRD AVE      WANGER       WANGER
DEC. 31, 2006 (CONTINUED)                           SM CAP ADV    INVEST CL       VAL      INTL SM CAP   U.S. SM CO
 ASSETS
Investments, at value(1),(2)                        $1,615,869   $7,121,969   $9,553,829    $7,609,951   $8,684,256
Dividends receivable                                        --           --           --            --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           124           --           --        11,958        7,166
Receivable for share redemptions                            --       23,709       40,599         5,403        6,183
-------------------------------------------------------------------------------------------------------------------
Total assets                                         1,615,993    7,145,678    9,594,428     7,627,312    8,697,605
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       1,150        5,115        6,863         5,403        6,183
    Contract terminations                                   --       18,594       33,736            --           --
Payable for investments purchased                           --           --           --        11,958        7,166
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                        1,150       23,709       40,599        17,361       13,349
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                            $1,614,843   $7,121,969   $9,553,829    $7,609,951   $8,684,256
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  124,040      494,581      320,169       182,187      238,841
(2) Investments, at cost                            $1,609,806   $5,166,151   $6,663,523    $4,725,527   $6,632,504
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 12    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                 AIM VI          AIM VI           AIM VI         AC VP         AC VP
                                               CAP. APPR,       CAP DEV,         CORE EQ,        INTL,         VAL,
YEAR ENDED DEC. 31, 2006                          SER I           SER I            SER I         CI I          CI I
 INVESTMENT INCOME
Dividend income                                   $  498         $     --       $  106,438     $ 33,684     $   97,547
Variable account expenses                          7,347            6,602          175,275       20,273         65,848
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (6,849)          (6,602)         (68,837)      13,411         31,699
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          226,744          123,962        2,948,919      222,876        829,513
    Cost of investments sold                     201,606           90,878        2,785,050      161,883        783,603
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     25,138           33,084          163,869       60,993         45,910
Distributions from capital gains                      --           14,058               --           --        615,340
Net change in unrealized appreciation or
  depreciation of investments                     22,602           64,481        2,721,512      409,760        501,935
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    47,740          111,623        2,885,381      470,753      1,163,185
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $40,891         $105,021       $2,816,544     $484,164     $1,194,884
-----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                                   CS               CS          FID VIP       FID VIP
                                               CALVERT VS        MID-CAP          SM CAP      GRO & INC,     MID CAP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)           SOCIAL BAL         CORE            CORE I        SERV CL       SERV CL
 INVESTMENT INCOME
Dividend income                                  $15,512           $   --           $   --     $ 64,755     $   32,876
Variable account expenses                          5,738            2,953            4,682       74,430        118,622
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    9,774           (2,953)          (4,682)      (9,675)       (85,746)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          215,947          105,668          106,402      892,205      1,072,994
    Cost of investments sold                     197,118           85,225           93,861      754,735        797,735
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     18,829           20,443           12,541      137,470        275,259
Distributions from capital gains                  11,903               --               --      201,695      1,484,205
Net change in unrealized appreciation or
  depreciation of investments                     10,697          (13,383)          10,479      615,290       (305,528)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    41,429            7,060           23,020      954,455      1,453,936
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $51,203          $ 4,107          $18,338     $944,780     $1,368,190
-----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                 FID VIP      FTVIPT FRANK     FTVIPT FRANK     FTVIPT        GS VIT
                                                OVERSEAS,   GLOBAL REAL EST,    SM CAP VAL,    TEMP FOR    MID CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)             SERV CL          CL 2             CL 2        SEC, CL 2       INST
 INVESTMENT INCOME
Dividend income                                 $ 20,846       $  109,416         $ 18,505     $ 42,408     $   91,869
Variable account expenses                         26,502           50,409           27,260       31,630         80,723
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (5,656)          59,007           (8,755)      10,778         11,146
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          268,829          511,692          525,887      540,496        786,723
    Cost of investments sold                     196,983          390,274          414,426      406,478        665,137
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     71,846          121,418          111,461      134,018        121,586
Distributions from capital gains                  16,227          424,942          103,548           --      1,012,084
Net change in unrealized appreciation or
  depreciation of investments                    383,434          431,944          229,066      495,319        141,787
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   471,507          978,304          444,075      629,337      1,275,457
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $465,851       $1,037,311         $435,320     $640,115     $1,286,603
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    13

STATEMENTS OF OPERATIONS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                   GS VIT          GS VIT        JANUS ASPEN   JANUS ASPEN    JANUS ASPEN
                                                 STRUCTD SM     STRUCTD U.S.    GLOBAL TECH,    INTL GRO,     MID CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)            CAP EQ, INST      EQ, INST          SERV           SERV           SERV
 INVESTMENT INCOME
Dividend income                                    $  5,997       $ 46,964         $     --     $   69,037      $     --
--------------------------------------------------------------------------------------------------------------------------
Variable account expenses                             7,598         35,758            4,798         32,717         4,626
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (1,601)        11,206           (4,798)        36,320        (4,626)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             173,032        339,392          223,476        198,269       150,017
    Cost of investments sold                        147,889        295,588          205,571        125,753       115,762
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        25,143         43,804           17,905         72,516        34,255
Distributions from capital gains                     65,455             --               --             --            --
Net change in unrealized appreciation or
  depreciation of investments                        (2,142)       392,087           21,271      1,230,664        23,437
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       88,456        435,891           39,176      1,303,180        57,692
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $ 86,855       $447,097         $ 34,378     $1,339,500      $ 53,066
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                   LAZARD            MFS             MFS          PUT VT         PUT VT
                                                   RETIRE      INV GRO STOCK,     NEW DIS,      HI YIELD,    INTL NEW OPP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)           INTL EQ, SERV       SERV CL         SERV CL        CL IB          CL IB
 INVESTMENT INCOME
Dividend income                                    $ 26,161       $     --         $     --        $69,369      $ 11,970
Variable account expenses                            22,945         16,060           13,691          8,763         8,552
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       3,216        (16,060)         (13,691)        60,606         3,418
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             339,663        342,672          368,093         91,706       166,467
    Cost of investments sold                        265,156        307,935          303,766         91,015       112,861
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        74,507         34,737           64,327            691        53,606
Distributions from capital gains                    108,863             --           27,253             --            --
Net change in unrealized appreciation or
  depreciation of investments                       299,072         95,067           96,782         29,131       154,117
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      482,442        129,804          188,362         29,822       207,723
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $485,658       $113,744         $174,671        $90,428      $211,141
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                   PUT VT          PUT VT
                                                  NEW OPP,         VISTA,          RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)               CL IA            CL IB            BAL        CASH MGMT       DIV BOND
 INVESTMENT INCOME
Dividend income                                  $   23,583         $   --       $  684,485    $   266,342      $487,636
Variable account expenses                           120,909          5,023          249,545         53,935       100,370
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (97,326)        (5,023)         434,940        212,407       387,266
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           2,105,448        162,369        3,591,582      3,358,629       705,051
    Cost of investments sold                      2,595,780        126,691        3,310,244      3,358,627       713,165
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (490,332)        35,678          281,338              2        (8,114)
Distributions from capital gains                         --             --        1,558,194             --            --
Net change in unrealized appreciation or
  depreciation of investments                     1,578,442         (8,803)       1,201,499              3        21,491
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    1,088,110         26,875        3,041,031              5        13,377
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $  990,784       $ 21,852       $3,475,971     $  212,412      $400,643
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 14    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------
                                                   RVS VP       RVS VP        RVS VP        RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)             DIV EQ INC    EMER MKTS   GLOBAL BOND       GRO        HI YIELD BOND
 INVESTMENT INCOME
Dividend income                                  $  226,118     $  6,999      $ 68,288      $ 22,606      $315,003
Variable account expenses                           145,294       18,897        18,802        23,261        38,138
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      80,824      (11,898)       49,486          (655)      276,865
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             451,038      609,512       278,501       285,804       372,497
    Cost of investments sold                        368,823      491,072       280,983       258,367       359,734
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        82,215      118,440        (2,482)       27,437        12,763
Distributions from capital gains                  1,146,122      267,561            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                     1,416,856      195,321        71,618       226,813       115,991
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    2,645,193      581,322        69,136       254,250       128,754
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $2,726,017     $569,424      $118,622      $253,595      $405,619
---------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------
                                                   RVS VP       RVS VP        RVS VP        RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)              INTL OPP     LG CAP EQ   MID CAP GRO     S&P 500     SHORT DURATION
 INVESTMENT INCOME
Dividend income                                  $  298,165   $  488,100     $     908      $ 94,239      $125,560
Variable account expenses                           140,062      369,349         2,750        58,389        29,628
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     158,103      118,751        (1,842)       35,850        95,932
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           1,647,093    5,537,251        72,637       913,255       310,940
    Cost of investments sold                      1,182,524    4,849,135        74,470       787,191       317,105
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       464,569      688,116        (1,833)      126,064        (6,165)
Distributions from capital gains                         --           --        18,604        31,202            --
Net change in unrealized appreciation or
  depreciation of investments                     2,562,258    4,549,452       (23,244)      680,420         7,547
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    3,026,827    5,237,568        (6,473)      837,686         1,382
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $3,184,930   $5,356,319      $ (8,315)     $873,536      $ 97,314
---------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------
                                                                 ROYCE
                                                   RVS VP     MICRO-CAP,    THIRD AVE       WANGER         WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)             SM CAP ADV    INVEST CL       VAL       INTL SM CAP     U.S. SM CO
 INVESTMENT INCOME
Dividend income                                     $   640    $  12,173    $  115,648    $   29,496      $ 17,284
Variable account expenses                            13,878       60,085        80,684        54,620        72,291
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (13,238)     (47,912)       34,964       (25,124)      (55,007)
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             259,774      768,134       989,502       512,316       501,767
    Cost of investments sold                        238,868      549,637       685,328       346,827       388,590
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        20,906      218,497       304,174       165,489       113,177
Distributions from capital gains                    204,799      370,795       393,910            --       243,808
Net change in unrealized appreciation or
  depreciation of investments                       (68,224)     641,106       465,535     1,661,644       227,212
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      157,481    1,230,398     1,163,619     1,827,133       584,197
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $144,243   $1,182,486    $1,198,583    $1,802,009      $529,190
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    15

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------
                                                        AIM VI     AIM VI       AIM VI        AC VP        AC VP
                                                      CAP APPR,   CAP DEV,     CORE EQ,       INTL,        VAL,
YEAR ENDED DEC. 31, 2006                                SER I       SER I       SER I         CL I         CL I
 OPERATIONS
Investment income (loss) -- net                        $ (6,849)  $ (6,602)  $   (68,837)  $   13,411   $   31,699
Net realized gain (loss) on sales of investments         25,138     33,084       163,869       60,993       45,910
Distributions from capital gains                             --     14,058            --           --      615,340
Net change in unrealized appreciation or
  depreciation of investments                            22,602     64,481     2,721,512      409,760      501,935
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             40,891    105,021     2,816,544      484,164    1,194,884
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               87,096     72,868     1,689,322      185,634      712,453
Net transfers(1)                                        123,231     24,359    (1,820,548)      87,805      151,892
Transfers for policy loans                              (24,039)    (6,341)     (153,578)     (14,562)     (15,112)
Policy charges                                          (22,285)   (19,067)     (844,477)     (51,575)    (218,029)
Contract terminations:
    Surrender benefits                                  (31,736)    (9,880)   (1,147,032)     (90,698)    (353,227)
    Death benefits                                           --     (2,842)      (19,246)          --       (2,090)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          132,267     59,097    (2,295,559)     116,604      275,887
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         671,753    658,747    19,314,542    1,950,523    6,826,677
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $844,911   $822,865   $19,835,527   $2,551,291   $8,297,448
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  902,236    553,180    12,206,462    2,222,801    4,356,914
Contract purchase payments                              115,532     56,357     1,005,064      192,811      428,607
Net transfers(1)                                        163,087     18,371    (1,086,983)      90,524       73,079
Transfers for policy loans                              (32,290)    (4,837)      (90,640)     (13,591)      (9,396)
Policy charges                                          (29,478)   (14,701)     (502,809)     (53,384)    (131,305)
Contract terminations:
    Surrender benefits                                  (41,829)    (7,735)     (680,722)     (92,620)    (213,194)
    Death benefits                                           --     (2,270)      (11,714)          --       (1,309)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,077,258    598,365    10,838,658    2,346,541    4,503,396
------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfer from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



 16    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------
                                                                      CS         CS        FID VIP      FID VIP
                                                      CALVERT VS    MID-CAP    SM CAP    GRO & INC,     MID CAP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  SOCIAL BAL     CORE      CORE I      SERV CL      SERV CL
 OPERATIONS
Investment income (loss) -- net                        $   9,774   $ (2,953)  $ (4,682)  $   (9,675)  $   (85,746)
Net realized gain (loss) on sales of investments          18,829     20,443     12,541      137,470       275,259
Distributions from capital gains                          11,903         --         --      201,695     1,484,205
Net change in unrealized appreciation or
  depreciation of investments                             10,697    (13,383)    10,479      615,290      (305,528)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              51,203      4,107     18,338      944,780     1,368,190
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                76,289     33,854     52,646      883,591     1,192,439
Net transfers(1)                                        (129,419)   (75,208)   (59,573)    (231,537)      562,677
Transfers for policy loans                                (2,464)       460     (1,434)     (82,658)     (147,699)
Policy charges                                           (21,717)   (16,507)   (17,375)    (256,041)     (385,932)
Contract terminations:
    Surrender benefits                                   (13,608)   (12,770)   (24,975)    (305,329)     (485,866)
    Death benefits                                            --         --         --      (18,905)       (8,932)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (90,919)   (70,171)   (50,711)     (10,879)      726,687
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          724,113    359,482    524,774    7,764,429    11,715,764
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 684,397   $293,418   $492,401   $8,698,330   $13,810,641
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   729,956    381,417    813,210    7,704,568     6,655,745
Contract purchase payments                                75,220     35,648     78,378      840,950       633,858
Net transfers(1)                                        (128,392)   (78,776)   (91,103)    (213,578)      288,509
Transfers for policy loans                                (2,274)       703     (2,286)     (76,325)      (79,764)
Policy charges                                           (21,422)   (17,424)   (26,051)    (243,297)     (205,202)
Contract terminations:
    Surrender benefits                                   (13,091)   (13,267)   (37,258)    (289,031)     (257,663)
    Death benefits                                            --         --         --      (16,766)       (4,854)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         639,997    308,301    734,890    7,706,521     7,030,629
-----------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfer from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    17

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                  FID VIP      FTVIPT FRANK     FTVIPT FRANK     FTVIPT        GS VIT
                                                 OVERSEAS,   GLOBAL REAL EST,    SM CAP VAL,    TEMP FOR    MID CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)              SERV CL          CL 2             CL 2        SEC, CL 2       INST
 OPERATIONS
Investment income (loss) -- net                 $   (5,656)     $   59,007       $   (8,755)   $   10,778    $    11,146
Net realized gain (loss) on sales of
  investments                                       71,846         121,418          111,461       134,018        121,586
Distributions from capital gains                    16,227         424,942          103,548            --      1,012,084
Net change in unrealized appreciation or
  depreciation of investments                      383,434         431,944          229,066       495,319        141,787
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        465,851       1,037,311          435,320       640,115      1,286,603
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         275,033         811,457          565,387       369,427      1,371,844
Net transfers(1)                                   379,507          94,127          131,930       (46,312)       287,393
Transfers for policy loans                         (17,041)        (59,366)         (22,593)      (57,391)       (88,282)
Policy charges                                     (71,258)       (175,552)         (99,295)      (77,981)      (276,215)
Contract terminations:
    Surrender benefits                             (96,892)       (180,152)        (119,454)     (128,808)      (364,232)
    Death benefits                                  (9,444)         (8,376)          (6,061)       (7,991)       (12,004)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     459,905         482,138          449,914        50,944        918,504
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  2,484,120       4,982,149        2,595,850     3,227,407      7,978,371
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $3,409,876      $6,501,598       $3,481,084    $3,918,466    $10,183,478
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           2,222,524       2,155,260        1,369,287     2,780,976      3,988,700
Contract purchase payments                         231,861         331,755          272,139       294,535        645,626
Net transfers(1)                                   316,590          39,691           62,827       (55,723)       135,806
Transfers for policy loans                         (13,423)        (24,513)         (11,279)      (46,441)       (41,280)
Policy charges                                     (59,958)        (71,734)         (47,898)      (61,988)      (130,252)
Contract terminations:
    Surrender benefits                             (80,419)        (73,610)         (58,479)      (99,623)      (170,759)
    Death benefits                                  (7,295)         (3,602)          (2,720)       (6,409)        (5,541)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 2,609,880       2,353,247        1,583,877     2,805,327      4,422,300
------------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfer from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



 18    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                  GS VIT         GS VIT       JANUS ASPEN   JANUS ASPEN    JANUS ASPEN
                                                STRUCTD SM    STRUCTD U.S.   GLOBAL TECH,    INTL GRO,    MID CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)           CAP EQ, INST     EQ, INST         SERV           SERV          SERV
 OPERATIONS
Investment income (loss) -- net                  $ (1,601)     $   11,206     $   (4,798)    $   36,320     $  (4,626)
Net realized gain (loss) on sales of
  investments                                      25,143          43,804         17,905         72,516        34,255
Distributions from capital gains                   65,455              --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                      (2,142)        392,087         21,271      1,230,664        23,437
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        86,855         447,097         34,378      1,339,500        53,066
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         80,652         661,062         74,309        436,180        53,485
Net transfers(1)                                  161,730         437,249        157,553      1,049,503       (83,562)
Transfers for policy loans                        (30,856)          1,386        (29,126)       (40,087)       12,225
Policy charges                                    (20,131)       (121,421)       (23,872)      (102,010)      (15,956)
Contract terminations:
    Surrender benefits                            (46,455)        (72,703)       (11,000)      (125,705)       (9,750)
    Death benefits                                 (8,727)        (15,188)        (1,813)            --        (4,527)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    136,213         890,385        166,051      1,217,881       (48,085)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   671,043       3,214,474        407,596      2,451,998       506,112
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $894,111      $4,551,956     $  608,025     $5,009,379     $ 511,093
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            443,184       3,243,891        827,537      2,282,196       785,974
Contract purchase payments                         50,369         636,995        148,618        336,411        79,392
Net transfers(1)                                  102,569         422,965        312,820        795,132      (131,234)
Transfers for policy loans                        (19,603)          2,056        (60,332)       (33,030)       18,343
Policy charges                                    (12,580)       (117,129)       (47,786)       (78,486)      (23,710)
Contract terminations:
    Surrender benefits                            (28,086)        (69,271)       (21,630)       (93,882)      (14,729)
    Death benefits                                 (5,157)        (13,632)        (4,015)            --        (7,172)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  530,696       4,105,875      1,155,212      3,208,341       706,864
----------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfer from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                     LAZARD            MFS            MFS        PUT VT         PUT VT
                                                     RETIRE      INV GRO STOCK,    NEW DIS,     HI YIELD,   INTL NEW OPP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)             INTL EQ, SERV       SERV CL        SERV CL       CL IB         CL IB
 OPERATIONS
Investment income (loss) -- net                    $    3,216      $  (16,060)    $  (13,691)  $   60,606     $    3,418
Net realized gain (loss) on sales of
  investments                                          74,507          34,737         64,327          691         53,606
Distributions from capital gains                      108,863              --         27,253           --             --
Net change in unrealized appreciation or
  depreciation of investments                         299,072          95,067         96,782       29,131        154,117
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     485,658         113,744        174,671       90,428        211,141
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            427,953         294,795        225,570       88,885         84,113
Net transfers(1)                                       74,499        (173,856)      (279,475)     117,652        (51,768)
Transfers for policy loans                            (26,912)         (2,910)       (13,078)      (5,754)       (10,370)
Policy charges                                        (67,064)        (63,974)       (62,263)     (24,246)       (24,844)
Contract terminations:
    Surrender benefits                               (110,987)        (38,972)       (52,680)     (49,387)       (34,102)
    Death benefits                                     (7,912)             --             --           --         (2,868)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        289,577          15,083       (181,926)     127,150        (39,839)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,113,269       1,766,523      1,537,462      870,841        868,628
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,888,504      $1,895,350     $1,530,207   $1,088,419     $1,039,930
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,006,447       2,561,623      1,710,543      626,300        890,656
Contract purchase payments                            370,853         421,768        240,736       61,769         77,436
Net transfers(1)                                       65,339        (246,228)      (294,211)      81,699        (49,379)
Transfers for policy loans                            (23,076)         (4,666)       (14,762)      (4,079)        (9,071)
Policy charges                                        (57,816)        (91,492)       (66,241)     (16,823)       (22,776)
Contract terminations:
    Surrender benefits                                (96,361)        (56,502)       (54,957)     (34,223)       (30,976)
    Death benefits                                     (6,941)             --             --           --         (2,840)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,258,445       2,584,503      1,521,108      714,643        853,050
-------------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfer from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



 20    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------
                                                       PUT VT       PUT VT
                                                      NEW OPP,      VISTA,       RVS VP       RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   CL IA        CL IB         BAL        CASH MGMT     DIV BOND
 OPERATIONS
Investment income (loss) -- net                     $   (97,326)  $  (5,023)  $   434,940   $  212,407   $   387,266
Net realized gain (loss) on sales of investments       (490,332)     35,678       281,338            2        (8,114)
Distributions from capital gains                             --          --     1,558,194           --            --
Net change in unrealized appreciation or
  depreciation of investments                         1,578,442      (8,803)    1,201,499            3        21,491
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       990,784      21,852     3,475,971      212,412       400,643
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            1,321,153      69,123     2,454,167    2,387,828     1,600,179
Net transfers(1)                                     (1,206,573)   (113,930)   (1,706,961)    (382,876)      704,612
Transfers for policy loans                             (138,042)        407      (162,936)      (5,113)      (76,743)
Policy charges                                         (621,737)    (18,601)   (1,760,295)    (576,470)     (612,892)
Contract terminations:
    Surrender benefits                                 (949,404)    (18,258)   (1,502,585)    (204,192)     (376,009)
    Death benefits                                       (6,638)         --       (31,426)          --        (2,484)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (1,601,241)    (81,259)   (2,710,036)   1,219,177     1,236,663
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      13,736,588     564,673    27,816,711    5,002,758    10,533,846
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $13,126,131   $ 505,266   $28,582,646   $6,434,347   $12,171,152
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               10,054,293     788,826    29,353,102    4,825,624     8,613,014
Contract purchase payments                              942,742      94,336     2,471,072    2,267,296     1,300,979
Net transfers(1)                                       (859,374)   (158,161)   (1,734,916)    (354,310)      571,324
Transfers for policy loans                              (99,426)        398      (164,975)      (4,890)      (63,140)
Policy charges                                         (445,066)    (25,468)   (1,775,497)    (547,147)     (498,342)
Contract terminations:
    Surrender benefits                                 (680,958)    (24,481)   (1,510,992)    (193,081)     (304,729)
    Death benefits                                       (4,827)         --       (32,138)          --        (2,035)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      8,907,384     675,450    26,605,656    5,993,492     9,617,071
--------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfer from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    21

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------
                                                     RVS VP       RVS VP        RVS VP       RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)               DIV EQ INC    EMER MKTS   GLOBAL BOND       GRO      HI YIELD BOND
 OPERATIONS
Investment income (loss) -- net                   $    80,824   $  (11,898)   $   49,486   $     (655)    $  276,865
Net realized gain (loss) on sales of investments       82,215      118,440        (2,482)      27,437         12,763
Distributions from capital gains                    1,146,122      267,561            --           --             --
Net change in unrealized appreciation or
  depreciation of investments                       1,416,856      195,321        71,618      226,813        115,991
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   2,726,017      569,424       118,622      253,595        405,619
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          2,521,462      290,311       393,760      444,732        761,191
Net transfers(1)                                    3,679,496      161,687       152,762      615,922        200,436
Transfers for policy loans                           (174,578)     (24,239)       (5,403)     (19,179)       (31,309)
Policy charges                                       (557,242)     (65,147)      (77,186)     (97,447)      (161,846)
Contract terminations:
    Surrender benefits                               (536,239)     (50,222)      (34,567)     (91,467)      (129,396)
    Death benefits                                     (6,202)          --            --           --             --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      4,926,697      312,390       429,366      852,561        639,076
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    12,391,911    1,575,880     1,867,643    1,988,047      3,770,514
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $20,044,625   $2,457,694    $2,415,631   $3,094,203     $4,815,209
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              8,145,651      815,446     1,346,188    3,190,069      2,899,748
Contract purchase payments                          1,514,305      133,283       276,453      692,685        563,178
Net transfers(1)                                    2,206,359       73,749       105,503      949,155        145,912
Transfers for policy loans                           (105,710)     (10,926)       (3,830)     (29,683)       (23,178)
Policy charges                                       (334,684)     (30,079)      (54,277)    (152,290)      (119,536)
Contract terminations:
    Surrender benefits                               (319,948)     (23,185)      (23,992)    (139,892)       (94,319)
    Death benefits                                     (3,424)          --            --           --             --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   11,102,549      958,288     1,646,045    4,510,044      3,371,805
---------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfer from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



 22    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                    RVS VP        RVS VP        RVS VP       RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)               INTL OPP     LG CAP EQ    MID CAP GRO     S&P 500    SHORT DURATION
 OPERATIONS
Investment income (loss) -- net                  $   158,103   $   118,751     $ (1,842)   $   35,850     $   95,932
Net realized gain (loss) on sales of
  investments                                        464,569       688,116       (1,833)      126,064         (6,165)
Distributions from capital gains                          --            --       18,604        31,202             --
Net change in unrealized appreciation or
  depreciation of investments                      2,562,258     4,549,452      (23,244)      680,420          7,547
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  3,184,930     5,356,319       (8,315)      873,536         97,314
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         1,202,772     4,054,092       78,519     1,123,753        511,681
Net transfers(1)                                    (481,247)    1,957,428      265,058      (193,697)       162,841
Transfers for policy loans                          (167,816)     (353,161)         (13)     (181,792)       (31,771)
Policy charges                                      (668,921)   (2,392,468)     (15,131)     (215,956)      (186,347)
Contract terminations:
    Surrender benefits                              (767,062)   (2,284,955)     (20,201)     (330,251)      (126,901)
    Death benefits                                    (4,868)      (30,197)          --            --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (887,142)      950,739      308,232       202,057        329,503
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   14,195,408    37,162,944      112,565     6,050,395      3,029,820
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $16,493,196   $43,470,002     $412,482    $7,125,988     $3,456,637
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            19,504,472    48,497,209       86,130     6,572,898      2,686,064
Contract purchase payments                         1,485,667     5,050,424       61,979     1,161,566        449,722
Net transfers(1)                                    (595,084)    2,399,420      198,108      (205,420)       144,014
Transfers for policy loans                          (206,307)     (440,214)         (22)     (182,731)       (28,000)
Policy charges                                      (827,012)   (2,985,693)     (11,932)     (223,326)      (163,745)
Contract terminations:
    Surrender benefits                              (941,015)   (2,833,632)     (15,571)     (345,994)      (110,432)
    Death benefits                                    (6,075)      (38,485)          --            --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  18,414,646    49,649,029      318,692     6,776,993      2,977,623
----------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfer from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    23

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------
                                                                   ROYCE
                                                     RVS VP     MICRO-CAP,    THIRD AVE      WANGER       WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)               SM CAP ADV    INVEST CL       VAL      INTL SM CAP   U.S. SM CO
 OPERATIONS
Investment income (loss) -- net                    $  (13,238)  $  (47,912)  $   34,964    $  (25,124)  $  (55,007)
Net realized gain (loss) on sales of investments       20,906      218,497      304,174       165,489      113,177
Distributions from capital gains                      204,799      370,795      393,910            --      243,808
Net change in unrealized appreciation or
  depreciation of investments                         (68,224)     641,106      465,535     1,661,644      227,212
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     144,243    1,182,486    1,198,583     1,802,009      529,190
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            327,142      575,031      742,579       898,812    1,436,674
Net transfers(1)                                     (114,443)      (3,663)     (29,248)      964,340      172,547
Transfers for policy loans                             (9,717)     (80,521)    (151,391)      (38,788)     (21,493)
Policy charges                                        (58,720)    (201,155)    (219,114)     (181,714)    (318,563)
Contract terminations:
    Surrender benefits                                (36,934)    (234,408)    (276,952)     (210,793)    (262,347)
    Death benefits                                     (2,750)      (8,646)      (7,233)           --      (12,511)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        104,578       46,638       58,641     1,431,857      994,307
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,366,022    5,892,845    8,296,605     4,376,085    7,160,759
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,614,843   $7,121,969   $9,553,829    $7,609,951   $8,684,256
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,025,609    2,836,500    3,979,637     3,189,560    4,101,564
Contract purchase payments                            230,217      249,497      331,288       559,024      797,338
Net transfers(1)                                      (83,851)      (2,408)     (26,404)      598,118       96,948
Transfers for policy loans                             (7,051)     (35,163)     (67,224)      (24,677)     (12,174)
Policy charges                                        (41,508)     (87,417)     (97,703)     (112,794)    (177,083)
Contract terminations:
    Surrender benefits                                (26,109)    (100,005)    (122,408)     (128,813)    (147,098)
    Death benefits                                     (1,976)      (3,886)      (3,374)           --       (6,727)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,095,331    2,857,118    3,993,812     4,080,418    4,652,768
------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfer from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



 24    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------
                                                        AIM VI     AIM VI       AIM VI        AC VP        AC VP
                                                      CAP APPR,   CAP DEV,     CORE EQ,       INTL,        VAL,
YEAR ENDED DEC. 31, 2005                                SER I       SER I       SER I         CL I         CL I
 OPERATIONS
Investment income (loss) -- net                        $ (4,695)  $ (5,446)  $   112,458   $    3,130   $   (4,624)
Net realized gain (loss) on sales of investments          5,851     20,717      (118,683)      21,509       46,985
Distributions from capital gains                             --         --            --           --      591,503
Net change in unrealized appreciation or
  depreciation of investments                            49,184     39,065       820,459      176,012     (357,660)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             50,340     54,336       814,234      200,651      276,204
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               78,450     78,856     2,088,906      187,096      799,637
Net transfers(1)                                        114,667     22,015    (2,306,557)     181,457      590,237
Transfers for policy loans                              (10,032)       (62)     (143,224)      (2,862)       4,619
Policy charges                                          (19,674)   (16,466)     (920,532)     (45,581)    (219,451)
Contract terminations:
    Surrender benefits                                   (8,278)   (39,302)     (947,909)     (28,803)    (227,131)
    Death benefits                                           --         --        (5,245)      (1,124)     (15,787)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          155,133     45,041    (2,234,561)     290,183      932,124
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         466,280    559,370    20,734,869    1,459,689    5,618,349
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $671,753   $658,747   $19,314,542   $1,950,523   $6,826,677
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  675,536    510,263    13,676,647    1,867,018    3,732,567
Contract purchase payments                              113,925     71,616     1,375,399      236,092      530,208
Net transfers(1)                                        168,358     22,308    (1,473,718)     218,031      410,674
Transfers for policy loans                              (14,663)        93       (93,836)      (2,503)       3,852
Policy charges                                          (28,839)   (14,867)     (651,185)     (57,294)    (159,734)
Contract terminations:
    Surrender benefits                                  (12,081)   (36,233)     (623,366)     (37,071)    (150,592)
    Death benefits                                           --         --        (3,479)      (1,472)     (10,061)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        902,236    553,180    12,206,462    2,222,801    4,356,914
------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    25

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------
                                                                      CS         CS        FID VIP      FID VIP
                                                      CALVERT VS    MID-CAP    SM CAP    GRO & INC,     MID CAP,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                  SOCIAL BAL     CORE      CORE I      SERV CL      SERV CL
 OPERATIONS
Investment income (loss) -- net                        $  6,272    $ (3,176)  $ (4,651)  $   30,630   $    61,427
Net realized gain (loss) on sales of investments         15,872       9,538      4,898       49,351       160,017
Distributions from capital gains                             --          --         --           --            --
Net change in unrealized appreciation or
  depreciation of investments                            12,675      13,564    (20,429)     400,838     1,453,305
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             34,819      19,926    (20,182)     480,819     1,674,749
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               85,620      40,038     61,792    1,027,352     1,167,400
Net transfers(1)                                        166,888     (34,667)   (13,572)     393,966       768,258
Transfers for policy loans                               (8,244)     (1,405)     1,094      (21,318)      (54,142)
Policy charges                                          (22,172)    (21,073)   (21,839)    (258,707)     (345,806)
Contract terminations:
    Surrender benefits                                  (18,097)     (4,541)    (6,926)    (401,378)     (401,475)
    Death benefits                                           --          --         --       (2,598)           --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          203,995     (21,648)    20,549      737,317     1,134,235
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         485,299     361,204    524,407    6,546,293     8,906,780
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $724,113    $359,482   $524,774   $7,764,429   $11,715,764
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  512,217     406,304    783,837    6,923,389     5,927,574
Contract purchase payments                               89,556      44,547     96,334    1,089,360       740,915
Net transfers(1)                                        180,966     (39,413)   (24,393)     431,293       495,525
Transfers for policy loans                               (8,844)     (1,531)     2,042      (20,953)      (31,828)
Policy charges                                          (24,983)    (23,385)   (33,814)    (288,024)     (222,407)
Contract terminations:
    Surrender benefits                                  (18,956)     (5,105)   (10,796)    (427,663)     (254,034)
    Death benefits                                           --          --         --       (2,834)           --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        729,956     381,417    813,210    7,704,568     6,655,745
-----------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



 26    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                  FID VIP      FTVIPT FRANK     FTVIPT FRANK     FTVIPT        GS VIT
                                                 OVERSEAS,   GLOBAL REAL EST,    SM CAP VAL,    TEMP FOR    MID CAP VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)              SERV CL          CL 2             CL 2        SEC, CL 2       INST
 OPERATIONS
Investment income (loss) -- net                 $   (7,411)     $   19,163       $   (3,175)   $    7,039    $  (15,816)
Net realized gain (loss) on sales of
  investments                                       21,822          59,787           23,852        47,081        32,187
Distributions from capital gains                     9,249         245,958           12,477            --       733,177
Net change in unrealized appreciation or
  depreciation of investments                      337,178         193,836          140,734       215,120        (6,702)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        360,838         518,744          173,888       269,240       742,846
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         262,586         710,859          481,943       423,644     1,067,413
Net transfers(1)                                   193,219         451,928          702,219       342,989     1,675,504
Transfers for policy loans                          (6,384)        (22,423)         (20,942)       (6,698)      (31,314)
Policy charges                                     (58,898)       (136,814)         (76,322)      (74,780)     (234,533)
Contract terminations:
    Surrender benefits                             (41,019)        (84,331)         (56,417)     (126,986)     (280,894)
    Death benefits                                      --          (4,866)              --        (8,903)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     349,504         914,353        1,030,481       549,266     2,196,176
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,773,778       3,549,052        1,391,481     2,408,901     5,039,349
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $2,484,120      $4,982,149       $2,595,850    $3,227,407    $7,978,371
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           1,871,269       1,726,648          791,312     2,266,315     2,817,078
Contract purchase payments                         270,526         332,786          267,590       392,476       567,329
Net transfers(1)                                   191,648         213,540          397,732       330,277       895,507
Transfers for policy loans                          (6,790)        (10,218)         (11,883)       (6,062)      (17,304)
Policy charges                                     (60,648)        (66,721)         (44,529)      (76,784)     (124,511)
Contract terminations:
    Surrender benefits                             (43,481)        (38,668)         (30,935)     (117,582)     (149,399)
    Death benefits                                      --          (2,107)              --        (7,664)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 2,222,524       2,155,260        1,369,287     2,780,976     3,988,700
------------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                  GS VIT         GS VIT       JANUS ASPEN   JANUS ASPEN    JANUS ASPEN
                                                STRUCTD SM    STRUCTD U.S.   GLOBAL TECH,    INTL GRO,    MID CAP GRO,
YEAR ENDED DEC. 31, 2005 (CONTINUED)           CAP EQ, INST     EQ, INST         SERV           SERV          SERV
 OPERATIONS
Investment income (loss) -- net                  $ (4,212)     $    3,680      $ (2,980)     $    3,604     $ (4,214)
Net realized gain (loss) on sales of
  investments                                      26,900          13,277          (580)         73,726       16,948
Distributions from capital gains                   58,429              --            --              --           --
Net change in unrealized appreciation or
  depreciation of investments                     (50,396)        186,085        43,853         477,647       38,448
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        30,721         203,042        40,293         554,977       51,182
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         81,982         462,901        68,473         319,752       77,792
Net transfers(1)                                  (69,785)      1,425,809        54,972          (7,138)     (33,160)
Transfers for policy loans                         (1,741)        (13,373)       (5,522)         (5,221)       3,996
Policy charges                                    (18,652)        (83,427)      (20,507)        (65,779)     (16,840)
Contract terminations:
    Surrender benefits                            (16,421)        (59,323)      (14,140)        (35,492)      (8,803)
    Death benefits                                     --              --            --              --           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (24,617)      1,732,587        83,276         206,122       22,985
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   664,939       1,278,845       284,027       1,690,899      431,945
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $671,043      $3,214,474      $407,596      $2,451,998     $506,112
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            461,623       1,362,349       637,551       2,057,932      744,799
Contract purchase payments                         56,611         498,201       155,178         366,356      132,753
Net transfers(1)                                  (49,238)      1,551,746       125,734         (16,285)     (57,363)
Transfers for policy loans                         (1,251)        (11,983)      (11,876)         (5,794)       9,657
Policy charges                                    (12,904)        (93,372)      (46,220)        (79,233)     (28,488)
Contract terminations:
    Surrender benefits                            (11,657)        (63,050)      (32,830)        (40,780)     (15,384)
    Death benefits                                     --              --            --              --           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  443,184       3,243,891       827,537       2,282,196      785,974
----------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



 28    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                     LAZARD            MFS            MFS        PUT VT        PUT VT
                                                     RETIRE      INV GRO STOCK,    NEW DIS,    HI YIELD,   INTL NEW OPP,
YEAR ENDED DEC. 31, 2005 (CONTINUED)             INTL EQ, SERV       SERV CL        SERV CL      CL IB         CL IB
 OPERATIONS
Investment income (loss) -- net                    $    2,307      $  (11,721)    $  (13,818)   $ 57,454      $ (2,018)
Net realized gain (loss) on sales of
  investments                                          51,940           7,422         28,744         262        40,725
Distributions from capital gains                       29,347              --             --          --            --
Net change in unrealized appreciation or
  depreciation of investments                         114,084          61,443         39,399     (40,425)       88,792
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     197,678          57,144         54,325      17,291       127,499
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            336,854         313,345        286,260      90,487        92,929
Net transfers(1)                                       65,882         112,574       (297,689)     54,783         1,707
Transfers for policy loans                             (5,293)         (9,866)        (3,553)     (4,897)      (11,146)
Policy charges                                        (49,004)        (66,869)       (71,185)    (21,213)      (24,078)
Contract terminations:
    Surrender benefits                                (37,928)        (37,145)       (62,014)    (22,426)      (30,988)
    Death benefits                                         --              --         (3,615)         --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        310,511         312,039       (151,796)     96,734        28,424
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,605,080       1,397,340      1,634,933     756,816       712,705
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,113,269      $1,766,523     $1,537,462    $870,841      $868,628
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,671,181       2,092,999      1,893,462     556,138       857,266
Contract purchase payments                            348,976         475,641        344,423      66,195       106,412
Net transfers(1)                                       80,984         169,055       (356,287)     39,421         1,908
Transfers for policy loans                             (5,488)        (14,699)        (3,463)     (3,360)      (12,738)
Policy charges                                        (50,530)       (105,929)       (89,569)    (15,519)      (27,375)
Contract terminations:
    Surrender benefits                                (38,676)        (55,444)       (73,991)    (16,575)      (34,817)
    Death benefits                                         --              --         (4,032)         --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,006,447       2,561,623      1,710,543     626,300       890,656
------------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                        PUT VT      PUT VT
                                                       NEW OPP,     VISTA,       RVS VP        RVS VP        RVS VP
YEAR ENDED DEC. 31,2005 (CONTINUED)                     CL IA        CL IB        BAL        CASH MGMT      DIV BOND
 OPERATIONS
Investment income (loss) -- net                      $   (72,098)  $ (4,560)  $   481,684   $    81,014   $   278,632
Net realized gain (loss) on sales of investments        (921,328)    12,601       230,452             2         6,379
Distributions from capital gains                              --         --       838,834            --            --
Net change in unrealized appreciation or
  depreciation of investments                          2,167,795     48,080      (726,612)            4      (166,340)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,174,369     56,121       824,358        81,020       118,671
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,600,181     72,991     2,795,911     2,023,514     1,414,219
Net transfers(1)                                      (1,981,425)    (3,295)   (2,068,258)   (1,212,024)      605,757
Transfers for policy loans                              (146,534)    (1,835)     (239,638)      177,410       (32,961)
Policy charges                                          (675,709)   (19,158)   (1,891,264)     (549,888)     (590,644)
Contract terminations:
    Surrender benefits                                  (611,164)   (18,867)   (1,237,409)     (155,309)     (532,633)
    Death benefits                                        (4,318)        --        (9,041)       (2,785)       (3,944)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (1,818,969)    29,836    (2,649,699)      280,918       859,794
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       14,381,188    478,716    29,642,052     4,640,820     9,555,381
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $13,736,588   $564,673   $27,816,711   $ 5,002,758   $10,533,846
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                11,508,804    743,322    32,215,373     4,552,305     7,907,257
Contract purchase payments                             1,267,084    112,053     3,022,398     1,971,874     1,162,940
Net transfers(1)                                      (1,566,517)    (5,656)   (2,187,931)   (1,172,857)      515,817
Transfers for policy loans                              (117,863)    (2,851)     (258,803)      174,086       (27,074)
Policy charges                                          (549,456)   (29,151)   (2,089,690)     (545,743)     (504,600)
Contract terminations:
    Surrender benefits                                  (484,242)   (28,891)   (1,338,479)     (151,325)     (438,099)
    Death benefits                                        (3,517)        --        (9,766)       (2,716)       (3,227)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      10,054,293    788,826    29,353,102     4,825,624     8,613,014
---------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



 30    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------
                                                     RVS VP       RVS VP        RVS VP       RVS VP         RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)               DIV EQ INC    EMER MKTS   GLOBAL BOND       GRO      HI YIELD BOND
 OPERATIONS
Investment income (loss) -- net                   $    67,524   $   (6,245)   $   42,955   $   (7,245)    $  183,714
Net realized gain (loss) on sales of investments       33,462       10,615           (40)      18,831         10,791
Distributions from capital gains                      452,087       66,157         8,074           --             --
Net change in unrealized appreciation or
  depreciation of investments                         692,772      234,736      (138,230)      97,663        (87,216)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,245,845      305,263       (87,241)     109,249        107,289
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,584,775      154,278       346,355      252,912        677,450
Net transfers(1)                                    3,360,409      731,612       598,699      572,212        354,235
Transfers for policy loans                            (35,784)      (4,995)       (5,271)       7,067         (6,834)
Policy charges                                       (372,712)     (34,807)      (61,700)     (65,285)      (126,775)
Contract terminations:
    Surrender benefits                               (271,220)      (6,013)      (24,955)     (36,705)       (82,188)
    Death benefits                                         --           --            --           --        (10,772)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      4,265,468      840,075       853,128      730,201        805,116
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     6,880,598      430,542     1,101,756    1,148,597      2,858,109
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $12,391,911   $1,575,880    $1,867,643   $1,988,047     $3,770,514
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              5,087,811      295,436       747,714    1,983,907      2,266,069
Contract purchase payments                          1,130,938       96,041       243,739      426,546        532,838
Net transfers(1)                                    2,423,647      452,210       420,625      938,556        290,681
Transfers for policy loans                            (25,686)      (2,783)       (3,629)      12,151         (5,304)
Policy charges                                       (277,397)     (21,445)      (44,852)    (110,384)      (111,607)
Contract terminations:
    Surrender benefits                               (193,662)      (4,013)      (17,409)     (60,707)       (64,621)
    Death benefits                                         --           --            --           --         (8,308)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    8,145,651      815,446     1,346,188    3,190,069      2,899,748
---------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                     RVS VP        RVS VP       RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                INTL OPP     LG CAP EQ      S&P 500    SHORT DURATION   SM CAP ADV
 OPERATIONS
Investment income (loss) -- net                   $    66,770   $    81,167   $   26,330     $   57,870     $  (11,013)
Net realized gain (loss) on sales of investments      184,519       357,163       44,082         (8,377)        23,285
Distributions from capital gains                           --            --       14,697             --        171,468
Net change in unrealized appreciation or
  depreciation of investments                       1,393,204     1,447,258      128,692        (29,646)      (132,078)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,644,493     1,885,588      213,801         19,847         51,662
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,406,643     4,123,556    1,010,442        523,656        236,153
Net transfers(1)                                     (461,156)   (3,686,679)     652,136         44,339        104,892
Transfers for policy loans                           (154,396)     (282,833)       4,526        (56,475)       (18,123)
Policy charges                                       (657,165)   (2,383,321)    (183,671)      (170,046)       (49,082)
Contract terminations:
    Surrender benefits                               (619,325)   (2,007,909)     (82,047)       (98,126)       (51,753)
    Death benefits                                     (1,443)       (8,310)          --             --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (486,842)   (4,245,496)   1,401,386        243,348        222,087
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    13,037,757    39,522,852    4,435,208      2,766,625      1,092,273
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $14,195,408   $37,162,944   $6,050,395     $3,029,820     $1,366,022
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             20,214,927    54,271,897    4,985,551      2,469,086        851,979
Contract purchase payments                          2,153,789     5,603,193    1,139,085        466,917        184,993
Net transfers(1)                                     (646,999)   (4,924,261)     741,289         44,947         82,376
Transfers for policy loans                           (234,986)     (383,861)       6,303        (50,329)       (14,104)
Policy charges                                     (1,036,036)   (3,327,559)    (206,554)      (157,215)       (38,488)
Contract terminations:
    Surrender benefits                               (944,104)   (2,730,893)     (92,776)       (87,342)       (41,147)
    Death benefits                                     (2,119)      (11,307)          --             --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   19,504,472    48,497,209    6,572,898      2,686,064      1,025,609
----------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



 32    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------
                                                            ROYCE
                                                         MICRO-CAP,    THIRD AVE      WANGER       WANGER
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      INVEST CL       VAL      INTL SM CAP   U.S. SM CO
 OPERATIONS
Investment income (loss) -- net                          $  (18,200)  $   31,518    $    3,208   $  (53,451)
Net realized gain (loss) on sales of investments             93,880      180,873       104,840       62,380
Distributions from capital gains                             90,632      158,400            --           --
Net change in unrealized appreciation or depreciation
  of investments                                            396,318      610,030       540,398      620,123
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                562,630      980,821       648,446      629,052
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  639,752      812,692       543,371    1,152,675
Net transfers(1)                                           (211,385)     264,831       764,562      972,975
Transfers for policy loans                                  (14,520)     (32,576)         (548)     (16,756)
Policy charges                                             (199,146)    (210,115)     (122,673)    (269,428)
Contract terminations:
    Surrender benefits                                     (191,966)    (201,288)     (128,106)    (198,535)
    Death benefits                                               --       (8,094)           --           --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               22,735      625,450     1,056,606    1,640,931
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           5,307,480    6,690,334     2,671,033    4,890,776
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $5,892,845   $8,296,605    $4,376,085   $7,160,759
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,825,890    3,646,113     2,345,427    3,088,730
Contract purchase payments                                  342,208      430,031       442,014      711,631
Net transfers(1)                                           (111,638)     144,771       612,364      598,584
Transfers for policy loans                                   (7,449)     (17,969)         (965)      (9,734)
Policy charges                                             (110,268)    (113,516)     (105,946)    (165,523)
Contract terminations:
    Surrender benefits                                     (102,243)    (105,743)     (103,334)    (122,124)
    Death benefits                                               --       (4,050)           --           --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,836,500    3,979,637     3,189,560    4,101,564
-----------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    33

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York (RiverSource Life of NY). This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy.

RiverSource of New York Account 8 (previously IDS Life of New York Account 8) (the Variable Account) was established under New York law as a segregated asset account of RiverSource Life of NY. The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Variable Account is used as a funding vehicle for RiverSource(R) Variable Second-To-Die Life Insurance (previously IDS Life of New York Variable Second-To-Die Life Insurance) policies issued by RiverSource Life of NY.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Val, Cl I                    American Century VP Value, Class I
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio
                                   Credit Suisse Trust - Mid-Cap Core Portfolio (previously
CS Mid-Cap Core                    Credit Suisse Trust - Mid-Cap Growth Portfolio)
                                   Credit Suisse Trust - Small Cap Core I Portfolio
                                   (previously Credit Suisse Trust - Small Cap Growth
CS Sm Cap Core I                   Portfolio)
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class
  2                                2 (previously FTVIPT Franklin Real Estate Fund - Class 2)
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
                                   Goldman Sachs VIT Mid Cap Value Fund - Institutional
GS VIT Mid Cap Val, Inst           Shares
                                   Goldman Sachs VIT Structured Small Cap Equity
GS VIT Structd Sm Cap Eq, Inst     Fund - Institutional Shares
                                   Goldman Sachs VIT Structured U.S. Equity
GS VIT Structd U.S. Eq, Inst       Fund - Institutional Shares
                                   Janus Aspen Series Global Technology Portfolio: Service
Janus Aspen Global Tech, Serv      Shares
                                   Janus Aspen Series International Growth Portfolio: Service
Janus Aspen Intl Gro, Serv         Shares
                                   Janus Aspen Series Mid Cap Growth Portfolio: Service
Janus Aspen Mid Cap Gro, Serv      Shares
                                   Lazard Retirement International Equity Portfolio - Service
Lazard Retire Intl Eq, Serv        Shares
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
                                   Putnam VT International New Opportunities Fund - Class IB
Put VT Intl New Opp, Cl IB         Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                         RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                   RiverSource(R) Variable Portfolio - Cash Management Fund
RVS VP Div Bond                    RiverSource(R) Variable Portfolio - Diversified Bond Fund
                                   RiverSource(R) Variable Portfolio - Diversified Equity
RVS VP Div Eq Inc                  Income Fund
RVS VP Emer Mkts                   RiverSource(R) Variable Portfolio - Emerging Markets Fund
RVS VP Global Bond                 RiverSource(R) Variable Portfolio - Global Bond Fund
RVS VP Gro                         RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond               RiverSource(R) Variable Portfolio - High Yield Bond Fund
                                   RiverSource(R) Variable Portfolio - International
RVS VP Intl Opp                    Opportunity Fund
                                   RiverSource(R) Variable Portfolio - Large Cap Equity
RVS VP Lg Cap Eq                   Fund(1)
RVS VP Mid Cap Gro                 RiverSource(R) Variable Portfolio - Mid Cap Growth Fund(2)
RVS VP S&P 500                     RiverSource(R) Variable Portfolio - S&P 500 Index Fund
                                   RiverSource(R) Variable Portfolio - Short Duration U.S.
RVS VP Short Duration              Government Fund
                                   RiverSource(R) Variable Portfolio - Small Cap Advantage
RVS VP Sm Cap Adv                  Fund
Royce Micro-Cap, Invest Cl         Royce Micro-Cap Portfolio - Investment Class
Third Ave Val                      Third Avenue Value Portfolio
---------------------------------------------------------------------------------------------


 34    RIVERSOURCE OF NEW YORK ACCOUNT 8

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
Wanger Intl Sm Cap                 Wanger International Small Cap
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies
---------------------------------------------------------------------------------------------


  (1) RiverSource(R) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(R) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.
(2) RiverSource(R) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(R) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

Ameriprise Financial Services, Inc., an affiliate of RiverSource Life of NY, serves as distributor of the RiverSource(R) Variable Second-To-Die Life Insurance Policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

FEDERAL INCOME TAXES
RiverSource Life of NY is taxed as a life insurance company. The Variable Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Variable Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by the rider.

Some products may also charge a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    35

5. SURRENDER CHARGES
RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Charges by RiverSource Life of NY for surrenders are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by RiverSource Life of NY.

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the following RiverSource(R) Variable Portfolio Funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                                                       PERCENTAGE RANGE
                                                             CURRENT PERCENTAGE       PRIOR TO MARCH 1,
FUND                                                                RANGE                    2006
-------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund             0.530% to 0.350%         0.630% to 0.550%
RiverSource(R) Variable Portfolio - Cash Management Fund      0.330% to 0.150%         0.510% to 0.440%
RiverSource(R) Variable Portfolio - Diversified Bond Fund     0.480% to 0.290%         0.610% to 0.535%
RiverSource(R) Variable Portfolio - Diversified Equity
  Income Fund                                                 0.600% to 0.375%         0.560% to 0.470%
RiverSource(R) Variable Portfolio - Emerging Markets Fund     1.100% to 0.900%         1.170% to 1.095%
RiverSource(R) Variable Portfolio - Global Bond Fund          0.720% to 0.520%         0.840% to 0.780%
RiverSource(R) Variable Portfolio - Growth Fund               0.600% to 0.375%         0.630% to 0.570%
RiverSource(R) Variable Portfolio - High Yield Bond Fund      0.590% to 0.360%         0.620% to 0.545%
RiverSource(R) Variable Portfolio - International
  Opportunity Fund                                            0.800% to 0.570%         0.870% to 0.795%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund     0.600% to 0.375%         0.630% to 0.570%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund       0.700% to 0.475%         0.650% to 0.560%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund        0.220% to 0.120%         0.290% to 0.260%
RiverSource(R) Variable Portfolio - Short Duration U.S.
  Government Fund                                             0.480% to 0.250%         0.610% to 0.535%
RiverSource(R) Variable Portfolio - Small Cap Advantage
  Fund                                                        0.790% to 0.665%         0.790% to 0.650%
-------------------------------------------------------------------------------------------------------


For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RiverSource(R) Variable Portfolio - Balanced Fund and is 0.12% for the following Funds.

RiverSource(R) Variable Portfolio - Diversified Equity Income Fund RiverSource(R) Variable Portfolio - Emerging Markets Fund
RiverSource(R) Variable Portfolio - Growth Fund
RiverSource(R) Variable Portfolio - International Opportunity Fund RiverSource(R) Variable Portfolio - Large Cap Equity Fund
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund

Effective March 1, 2006, the Funds entered into a separate transfer agent agreement with RiverSource Service Corporation. The fee under this agreement for all RiverSource(R) Variable Portfolio Funds is an annual rate of 0.06% of average daily net assets. Previously these transfer agent fees were included in the Investment Management Services Agreement. Although the management fee schedules vary by each Fund, this change decreases the management fee rate between 0.03% and 0.15% of average daily net assets.

Effective Jan. 1, 2007, the Funds have an agreement with RiverSource Distributors, Inc. for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays RiverSource Distributors, Inc. a fee at an annual rate of up to 0.125% of each Fund's average daily net assets. Prior to Jan. 1, 2007, the Funds had an agreement with RiverSource Life Insurance Company (RiverSource Life) for distribution services, and under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid RiverSource Life a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.



 36    RIVERSOURCE OF NEW YORK ACCOUNT 8

The following RiverSource(R) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                              CURRENT PERCENTAGE          PERCENTAGE RANGE
FUND                                                                 RANGE             PRIOR TO OCT. 1, 2005
------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund              0.060% to 0.030%           0.040% to 0.020%
RiverSource(R) Variable Portfolio - Cash Management Fund       0.060% to 0.030%           0.030% to 0.020%
RiverSource(R) Variable Portfolio - Diversified Bond Fund      0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Equity
  Income Fund                                                  0.060% to 0.030%           0.040% to 0.020%
RiverSource(R) Variable Portfolio - Emerging Markets Fund      0.080% to 0.050%           0.100% to 0.050%
RiverSource(R) Variable Portfolio - Global Bond Fund           0.080% to 0.050%           0.060% to 0.040%
RiverSource(R) Variable Portfolio - Growth Fund                0.060% to 0.030%           0.050% to 0.030%
RiverSource(R) Variable Portfolio - High Yield Bond Fund       0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - International
  Opportunity Fund                                             0.080% to 0.050%           0.060% to 0.035%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund      0.060% to 0.030%           0.050% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund        0.060% to 0.030%           0.060% to 0.030%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund         0.060% to 0.030%           0.080% to 0.065%
RiverSource(R) Variable Portfolio - Short Duration U.S.
  Government Fund                                              0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund   0.080% to 0.050%           0.060% to 0.035%
------------------------------------------------------------------------------------------------------------


The RiverSource(R) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life of NY.

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2006 were as follows:

SUBACCOUNT                       FUND                                                 PURCHASES
------------------------------------------------------------------------------------------------
                                 AIM V.I. Capital Appreciation Fund, Series I
AIM VI Cap Appr, Ser I           Shares                                               $  351,659
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares      190,018
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares              569,923
AC VP Intl, Cl I                 American Century VP International, Class I              351,437
AC VP Val, Cl I                  American Century VP Value, Class I                    1,747,338
                                 Calvert Variable Series, Inc. Social Balanced
Calvert VS Social Bal            Portfolio                                               146,166
CS Mid-Cap Core                  Credit Suisse Trust - Mid-Cap Core Portfolio             32,272
CS Sm Cap Core I                 Credit Suisse Trust - Small Cap Core I Portfolio         50,614
                                 Fidelity(R) VIP Growth & Income Portfolio Service
Fid VIP Gro & Inc, Serv Cl       Class                                                 1,067,555
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class       3,189,315
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class        737,474
FTVIPT Frank Global Real Est,    FTVIPT Franklin Global Real Estate Securities
  Cl 2                           Fund - Class 2                                        1,474,059
                                 FTVIPT Franklin Small Cap Value Securities
FTVIPT Frank Sm Cap Val, Cl 2    Fund - Class 2                                        1,068,636
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2      599,835
                                 Goldman Sachs VIT Mid Cap Value
GS VIT Mid Cap Val, Inst         Fund - Institutional Shares                           2,722,517
                                 Goldman Sachs VIT Structured Small Cap Equity
GS VIT Structd Sm Cap Eq, Inst   Fund - Institutional Shares                             372,595
                                 Goldman Sachs VIT Structured U.S. Equity
GS VIT Structd U.S. Eq, Inst     Fund - Institutional Shares                           1,238,574
                                 Janus Aspen Series Global Technology Portfolio:
Janus Aspen Global Tech, Serv    Service Shares                                          384,425
                                 Janus Aspen Series International Growth Portfolio:
Janus Aspen Intl Gro, Serv       Service Shares                                        1,450,600
                                 Janus Aspen Series Mid Cap Growth Portfolio:
Janus Aspen Mid Cap Gro, Serv    Service Shares                                           96,917
                                 Lazard Retirement International Equity
Lazard Retire Intl Eq, Serv      Portfolio - Service Shares                              739,718
                                 MFS(R) Investors Growth Stock Series - Service
MFS Inv Gro Stock, Serv Cl       Class                                                   340,369
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class             198,571
Put VT Hi Yield, Cl IB           Putnam VT High Yield Fund - Class IB Shares             278,810
                                 Putnam VT International New Opportunities
Put VT Intl New Opp, Cl IB       Fund - Class IB Shares                                  129,393
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares      396,530
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                   75,663
RVS VP Bal                       RiverSource(R) Variable Portfolio - Balanced Fund     2,800,180
                                 RiverSource(R) Variable Portfolio - Cash
RVS VP Cash Mgmt                 Management Fund                                       4,787,286
                                 RiverSource(R) Variable Portfolio - Diversified
RVS VP Div Bond                  Bond Fund                                             2,377,348
                                 RiverSource(R) Variable Portfolio - Diversified
RVS VP Div Eq Inc                Equity Income Fund                                    6,635,942
                                 RiverSource(R) Variable Portfolio - Emerging
RVS VP Emer Mkts                 Markets Fund                                          1,187,868
                                 RiverSource(R) Variable Portfolio - Global Bond
RVS VP Global Bond               Fund                                                    753,864
RVS VP Gro                       RiverSource(R) Variable Portfolio - Growth Fund       1,139,177
                                 RiverSource(R) Variable Portfolio - High Yield
RVS VP Hi Yield Bond             Bond Fund                                             1,258,667
                                 RiverSource(R) Variable Portfolio - International
RVS VP Intl Opp                  Opportunity Fund                                        960,733
                                 RiverSource(R) Variable Portfolio - Large Cap
RVS VP Lg Cap Eq                 Equity Fund                                           6,607,525
------------------------------------------------------------------------------------------------


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    37

SUBACCOUNT                       FUND                                                 PURCHASES
------------------------------------------------------------------------------------------------
                                 RiverSource(R) Variable Portfolio - Mid Cap Growth
RVS VP Mid Cap Gro               Fund                                                    398,475
                                 RiverSource(R) Variable Portfolio - S&P 500 Index
RVS VP S&P 500                   Fund                                                  1,181,883
                                 RiverSource(R) Variable Portfolio - Short Duration
RVS VP Short Duration            U.S. Government Fund                                    754,035
                                 RiverSource(R) Variable Portfolio - Small Cap
RVS VP Sm Cap Adv                Advantage Fund                                          557,197
Royce Micro-Cap, Invest Cl       Royce Micro-Cap Portfolio - Investment Class          1,133,233
Third Ave Val                    Third Avenue Value Portfolio                          1,470,768
Wanger Intl Sm Cap               Wanger International Small Cap                        1,915,820
Wanger U.S. Sm Co                Wanger U.S. Smaller Companies                         1,679,533
------------------------------------------------------------------------------------------------


8. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.

                                                    AIM VI           AIM VI           AIM VI         AC VP          AC VP
                                                  CAP APPR,         CAP DEV,         CORE EQ,        INTL,          VAL,
ACCUMULATION UNIT VALUE                             SER I             SER I            SER I          CL I          CL I
                                                ----------------------------------------------------------------------------
At Dec. 31, 2002                                   $  0.51           $  0.71          $  1.14       $  0.56        $  1.04
At Dec. 31, 2003                                   $  0.65           $  0.96          $  1.40       $  0.69        $  1.33
At Dec. 31, 2004                                   $  0.69           $  1.10          $  1.52       $  0.78        $  1.51
At Dec. 31, 2005                                   $  0.74           $  1.19          $  1.58       $  0.88        $  1.57
At Dec. 31, 2006                                   $  0.78           $  1.38          $  1.83       $  1.09        $  1.84
----------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                       226               286           14,872         1,042          2,475
At Dec. 31, 2003                                       348               361           14,863         1,508          3,179
At Dec. 31, 2004                                       676               510           13,677         1,867          3,733
At Dec. 31, 2005                                       902               553           12,206         2,223          4,357
At Dec. 31, 2006                                     1,077               598           10,839         2,347          4,503
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                   $   115           $   204          $16,932       $   580        $ 2,575
At Dec. 31, 2003                                   $   227           $   346          $20,866       $ 1,035        $ 4,224
At Dec. 31, 2004                                   $   466           $   559          $20,735       $ 1,460        $ 5,618
At Dec. 31, 2005                                   $   672           $   659          $19,315       $ 1,951        $ 6,827
At Dec. 31, 2006                                   $   845           $   823          $19,836       $ 2,551        $ 8,297
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                        --                --             0.32%         0.64%          0.61%
For the year ended Dec. 31, 2003                        --                --             1.04%         0.64%          1.01%
For the year ended Dec. 31, 2004                        --                --             0.97%         0.50%          0.94%
For the year ended Dec. 31, 2005                      0.07%               --             1.47%         1.10%          0.82%
For the year ended Dec. 31, 2006                      0.06%               --             0.55%         1.52%          1.34%
----------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                      0.90%             0.90%            0.90%         0.90%          0.90%
For the year ended Dec. 31, 2003                      0.90%             0.90%            0.90%         0.90%          0.90%
For the year ended Dec. 31, 2004                      0.90%             0.90%            0.90%         0.90%          0.90%
For the year ended Dec. 31, 2005                      0.90%             0.90%            0.90%         0.90%          0.90%
For the year ended Dec. 31, 2006                      0.90%             0.90%            0.90%         0.90%          0.90%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                    (25.00)%          (22.83)%         (16.18)%      (21.13)%       (13.33)%
For the year ended Dec. 31, 2003                     27.45%            35.21%           22.81%        23.21%         27.88%
For the year ended Dec. 31, 2004                      5.67%            14.46%            7.99%        13.89%         13.31%
For the year ended Dec. 31, 2005                      7.86%             8.63%            4.37%        12.24%          4.09%
For the year ended Dec. 31, 2006                      5.35%            15.48%           15.66%        23.91%         17.59%
----------------------------------------------------------------------------------------------------------------------------





 38    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                       CS               CS          FID VIP        FID VIP
                                                  CALVERT VS         MID-CAP          SM CAP       GRO & INC,     MID CAP,
ACCUMULATION UNIT VALUE                           SOCIAL BAL          CORE            CORE I        SERV CL        SERV CL
                                                ----------------------------------------------------------------------------
At Dec. 31, 2002                                   $  0.75           $  0.56          $  0.41       $  0.74        $  0.89
At Dec. 31, 2003                                   $  0.88           $  0.79          $  0.61       $  0.90        $  1.22
At Dec. 31, 2004                                   $  0.95           $  0.89          $  0.67       $  0.95        $  1.50
At Dec. 31, 2005                                   $  0.99           $  0.94          $  0.65       $  1.01        $  1.76
At Dec. 31, 2006                                   $  1.07           $  0.95          $  0.67       $  1.13        $  1.96
----------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                       125                76              435         2,806          3,251
At Dec. 31, 2003                                       312               262              564         5,424          4,845
At Dec. 31, 2004                                       512               406              784         6,923          5,928
At Dec. 31, 2005                                       730               381              813         7,705          6,656
At Dec. 31, 2006                                       640               308              735         7,707          7,031
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                   $    93           $    42          $   180       $ 2,067        $ 2,878
At Dec. 31, 2003                                   $   276           $   208          $   344       $ 4,893        $ 5,887
At Dec. 31, 2004                                   $   485           $   361          $   524       $ 6,546        $ 8,907
At Dec. 31, 2005                                   $   724           $   359          $   525       $ 7,764        $11,716
At Dec. 31, 2006                                   $   684           $   293          $   492       $ 8,698        $13,811
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                      3.94%               --               --          0.83%          0.55%
For the year ended Dec. 31, 2003                      2.74%               --               --          0.80%          0.26%
For the year ended Dec. 31, 2004                      2.02%               --               --          0.72%            --
For the year ended Dec. 31, 2005                      1.77%               --               --          1.35%          1.52%
For the year ended Dec. 31, 2006                      2.45%               --               --          0.79%          0.25%
----------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                      0.90%             0.90%            0.90%         0.90%          0.90%
For the year ended Dec. 31, 2003                      0.90%             0.90%            0.90%         0.90%          0.90%
For the year ended Dec. 31, 2004                      0.90%             0.90%            0.90%         0.90%          0.90%
For the year ended Dec. 31, 2005                      0.90%             0.90%            0.90%         0.90%          0.90%
For the year ended Dec. 31, 2006                      0.90%             0.90%            0.90%         0.90%          0.90%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                    (12.79)%          (30.00)%         (34.92)%      (16.85)%       (10.10)%
For the year ended Dec. 31, 2003                     17.33%            41.07%           48.78%        21.62%         37.08%
For the year ended Dec. 31, 2004                      7.29%            12.11%            9.88%         4.81%         23.65%
For the year ended Dec. 31, 2005                      4.71%             6.02%           (3.55)%        6.57%         17.15%
For the year ended Dec. 31, 2006                      7.80%             0.98%            3.83%        12.00%         11.58%
----------------------------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    39

                                                FID VIP         FTVIPT FRANK       FTVIPT FRANK       FTVIPT         GS VIT
                                               OVERSEAS,      GLOBAL REAL EST,      SM CAP VAL,      TEMP FOR     MID CAP VAL,
ACCUMULATION UNIT VALUE                         SERV CL             CL 2               CL 2         SEC, CL 2         INST
                                             ----------------------------------------------------------------------------------
At Dec. 31, 2002                                $  0.59            $ 1.17             $ 1.10         $  0.69         $  1.13
At Dec. 31, 2003                                $  0.84            $ 1.57             $ 1.43         $  0.90         $  1.43
At Dec. 31, 2004                                $  0.95            $ 2.06             $ 1.76         $  1.06         $  1.79
At Dec. 31, 2005                                $  1.12            $ 2.31             $ 1.90         $  1.16         $  2.00
At Dec. 31, 2006                                $  1.31            $ 2.76             $ 2.20         $  1.40         $  2.30
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                    555               924                423           1,147           1,456
At Dec. 31, 2003                                  1,119             1,305                529           1,870           2,169
At Dec. 31, 2004                                  1,871             1,727                791           2,266           2,817
At Dec. 31, 2005                                  2,223             2,155              1,369           2,781           3,989
At Dec. 31, 2006                                  2,610             2,353              1,584           2,805           4,422
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                $   330            $1,081             $  464         $   792         $ 1,641
At Dec. 31, 2003                                $   943            $2,053             $  759         $ 1,692         $ 3,110
At Dec. 31, 2004                                $ 1,774            $3,549             $1,391         $ 2,409         $ 5,039
At Dec. 31, 2005                                $ 2,484            $4,982             $2,596         $ 3,227         $ 7,978
At Dec. 31, 2006                                $ 3,410            $6,502             $3,481         $ 3,918         $10,183
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                   0.46%             2.50%              0.32%           1.56%           1.51%
For the year ended Dec. 31, 2003                   0.52%             2.48%              0.21%           1.70%           1.08%
For the year ended Dec. 31, 2004                   0.87%             1.76%              0.17%           1.07%           0.68%
For the year ended Dec. 31, 2005                   0.53%             1.36%              0.75%           1.15%           0.66%
For the year ended Dec. 31, 2006                   0.72%             1.98%              0.62%           1.22%           1.03%
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                   0.90%             0.90%              0.90%           0.90%           0.90%
For the year ended Dec. 31, 2003                   0.90%             0.90%              0.90%           0.90%           0.90%
For the year ended Dec. 31, 2004                   0.90%             0.90%              0.90%           0.90%           0.90%
For the year ended Dec. 31, 2005                   0.90%             0.90%              0.90%           0.90%           0.90%
For the year ended Dec. 31, 2006                   0.90%             0.90%              0.90%           0.90%           0.90%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                 (21.33)%            0.86%             (9.84)%        (19.77)%         (5.04)%
For the year ended Dec. 31, 2003                  42.37%            34.19%             30.00%          30.43%          26.55%
For the year ended Dec. 31, 2004                  12.46%            30.62%             22.64%          17.47%          24.76%
For the year ended Dec. 31, 2005                  17.91%            12.46%              7.80%           9.18%          11.82%
For the year ended Dec. 31, 2006                  16.89%            19.51%             15.93%          20.36%          15.13%
-------------------------------------------------------------------------------------------------------------------------------





 40    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                GS VIT            GS VIT          JANUS ASPEN      JANUS ASPEN      JANUS ASPEN
                                              STRUCTD SM       STRUCTD U.S.       GLOBAL TECH,      INTL GRO,       MID CAP GRO,
ACCUMULATION UNIT VALUE                      CAP EQ, INST        EQ, INST             SERV             SERV             SERV
                                           --------------------------------------------------------------------------------------
At Dec. 31, 2002                               $  0.86            $  0.64           $  0.31          $  0.52          $  0.36
At Dec. 31, 2003                               $  1.25            $  0.82           $  0.45          $  0.70          $  0.49
At Dec. 31, 2004                               $  1.44            $  0.94           $  0.45          $  0.82          $  0.58
At Dec. 31, 2005                               $  1.51            $  0.99           $  0.49          $  1.07          $  0.64
At Dec. 31, 2006                               $  1.68            $  1.11           $  0.53          $  1.56          $  0.72
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                   317                418               310            1,826              563
At Dec. 31, 2003                                   393                675               472            2,027              708
At Dec. 31, 2004                                   462              1,362               638            2,058              745
At Dec. 31, 2005                                   443              3,244               828            2,282              786
At Dec. 31, 2006                                   531              4,106             1,155            3,208              707
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                               $   274            $   268           $    96          $   957          $   205
At Dec. 31, 2003                               $   491            $   556           $   211          $ 1,416          $   344
At Dec. 31, 2004                               $   665            $ 1,279           $   284          $ 1,691          $   432
At Dec. 31, 2005                               $   671            $ 3,214           $   408          $ 2,452          $   506
At Dec. 31, 2006                               $   894            $ 4,552           $   608          $ 5,009          $   511
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                  0.41%              0.86%               --             0.75%              --
For the year ended Dec. 31, 2003                  0.25%              0.88%               --             1.00%              --
For the year ended Dec. 31, 2004                  0.21%              1.56%               --             0.87%              --
For the year ended Dec. 31, 2005                  0.25%              1.06%               --             1.10%              --
For the year ended Dec. 31, 2006                  0.72%              1.19%               --             1.94%              --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                  0.90%              0.90%             0.90%            0.90%            0.90%
For the year ended Dec. 31, 2003                  0.90%              0.90%             0.90%            0.90%            0.90%
For the year ended Dec. 31, 2004                  0.90%              0.90%             0.90%            0.90%            0.90%
For the year ended Dec. 31, 2005                  0.90%              0.90%             0.90%            0.90%            0.90%
For the year ended Dec. 31, 2006                  0.90%              0.90%             0.90%            0.90%            0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                (15.69)%           (22.89)%          (41.51)%         (26.76)%         (29.41)%
For the year ended Dec. 31, 2003                 45.35%             28.13%            45.16%           34.62%           36.11%
For the year ended Dec. 31, 2004                 15.28%             13.91%            (0.34)%          17.62%           19.40%
For the year ended Dec. 31, 2005                  5.12%              5.56%            10.55%           30.76%           11.03%
For the year ended Dec. 31, 2006                 11.27%             11.88%             6.86%           45.32%           12.29%
---------------------------------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    41

                                                  LAZARD             MFS              MFS          PUT VT         PUT VT
                                                  RETIRE       INV GRO STOCK,      NEW DIS,      HI YIELD,     INTL NEW OPP,
ACCUMULATION UNIT VALUE                       INTL EQ, SERV        SERV CL          SERV CL        CL IB           CL IB
                                              ------------------------------------------------------------------------------
At Dec. 31, 2002                                 $  0.66           $  0.51          $  0.62        $ 0.99         $  0.56
At Dec. 31, 2003                                 $  0.84           $  0.62          $  0.82        $ 1.24         $  0.74
At Dec. 31, 2004                                 $  0.96           $  0.67          $  0.86        $ 1.36         $  0.83
At Dec. 31, 2005                                 $  1.05           $  0.69          $  0.90        $ 1.39         $  0.98
At Dec. 31, 2006                                 $  1.28           $  0.73          $  1.01        $ 1.52         $  1.22
----------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                     567             1,364            1,465           232             574
At Dec. 31, 2003                                   1,077             1,865            1,751           427             775
At Dec. 31, 2004                                   1,671             2,093            1,893           556             857
At Dec. 31, 2005                                   2,006             2,562            1,711           626             891
At Dec. 31, 2006                                   2,258             2,585            1,521           715             853
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                 $   375           $   694          $   909        $  230         $   322
At Dec. 31, 2003                                 $   908           $ 1,153          $ 1,436        $  530         $   573
At Dec. 31, 2004                                 $ 1,605           $ 1,397          $ 1,635        $  757         $   713
At Dec. 31, 2005                                 $ 2,113           $ 1,767          $ 1,537        $  871         $   869
At Dec. 31, 2006                                 $ 2,889           $ 1,895          $ 1,530        $1,088         $ 1,040
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                    0.08%               --               --          9.40%           0.57%
For the year ended Dec. 31, 2003                    0.34%               --               --          7.87%           0.27%
For the year ended Dec. 31, 2004                    0.54%               --               --          7.44%           0.94%
For the year ended Dec. 31, 2005                    1.02%             0.13%              --          7.95%           0.65%
For the year ended Dec. 31, 2006                    1.04%               --               --          7.13%           1.28%
----------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                    0.90%             0.90%            0.90%         0.90%           0.90%
For the year ended Dec. 31, 2003                    0.90%             0.90%            0.90%         0.90%           0.90%
For the year ended Dec. 31, 2004                    0.90%             0.90%            0.90%         0.90%           0.90%
For the year ended Dec. 31, 2005                    0.90%             0.90%            0.90%         0.90%           0.90%
For the year ended Dec. 31, 2006                    0.90%             0.90%            0.90%         0.90%           0.90%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                  (12.00)%          (28.17)%         (32.61)%       (1.98)%        (15.15)%
For the year ended Dec. 31, 2003                   27.27%            21.57%           32.26%        25.25%          32.14%
For the year ended Dec. 31, 2004                   13.95%             8.01%            5.26%         9.55%          12.33%
For the year ended Dec. 31, 2005                    9.66%             3.30%            4.09%         2.17%          17.31%
For the year ended Dec. 31, 2006                   21.43%             6.34%           11.92%         9.53%          25.00%
----------------------------------------------------------------------------------------------------------------------------





 42    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                    PUT VT           PUT VT
                                                   NEW OPP,          VISTA,           RVS VP         RVS VP        RVS VP
ACCUMULATION UNIT VALUE                             CL IA             CL IB             BAL        CASH MGMT      DIV BOND
                                                ----------------------------------------------------------------------------
At Dec. 31, 2002                                   $  0.87           $  0.42          $  0.71        $ 1.03        $  1.13
At Dec. 31, 2003                                   $  1.14           $  0.55          $  0.85        $ 1.02        $  1.17
At Dec. 31, 2004                                   $  1.25           $  0.64          $  0.92        $ 1.02        $  1.21
At Dec. 31, 2005                                   $  1.37           $  0.72          $  0.95        $ 1.04        $  1.22
At Dec. 31, 2006                                   $  1.47           $  0.75          $  1.07        $ 1.07        $  1.27
----------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                    12,828               690              252           950          1,935
At Dec. 31, 2003                                    12,581               722              515         1,081          2,197
At Dec. 31, 2004                                    11,509               743           32,215         4,552          7,907
At Dec. 31, 2005                                    10,054               789           29,353         4,826          8,613
At Dec. 31, 2006                                     8,907               675           26,606         5,993          9,617
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                   $11,123           $   287          $   179        $  974        $ 2,181
At Dec. 31, 2003                                   $14,347           $   396          $   436        $1,104        $ 2,563
At Dec. 31, 2004                                   $14,381           $   479          $29,642        $4,641        $ 9,555
At Dec. 31, 2005                                   $13,737           $   565          $27,817        $5,003        $10,534
At Dec. 31, 2006                                   $13,126           $   505          $28,583        $6,434        $12,171
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                        --                --             2.73%         1.13%          5.13%
For the year ended Dec. 31, 2003                        --                --             2.24%         0.51%          3.57%
For the year ended Dec. 31, 2004                        --                --             2.02%         0.92%          3.91%
For the year ended Dec. 31, 2005                      0.37%               --             2.58%         2.57%          3.71%
For the year ended Dec. 31, 2006                      0.18%               --             2.48%         4.43%          4.37%
----------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                      0.90%             0.90%            0.90%         0.90%          0.90%
For the year ended Dec. 31, 2003                      0.90%             0.90%            0.90%         0.90%          0.90%
For the year ended Dec. 31, 2004                      0.90%             0.90%            0.90%         0.90%          0.90%
For the year ended Dec. 31, 2005                      0.90%             0.90%            0.90%         0.90%          0.90%
For the year ended Dec. 31, 2006                      0.90%             0.90%            0.90%         0.90%          0.90%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                    (30.95)%          (30.00)%         (13.41)%        0.98%          4.63%
For the year ended Dec. 31, 2003                     31.03%            30.95%           19.72%        (0.97)%         3.54%
For the year ended Dec. 31, 2004                      9.58%            17.54%            8.62%        (0.16)%         3.55%
For the year ended Dec. 31, 2005                      9.34%            11.15%            2.99%         1.69%          1.21%
For the year ended Dec. 31, 2006                      7.85%             4.51%           13.36%         3.55%          3.48%
----------------------------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    43

                                                 RVS VP           RVS VP             RVS VP          RVS VP          RVS VP
ACCUMULATION UNIT VALUE                        DIV EQ INC        EMER MKTS        GLOBAL BOND         GRO        HI YIELD BOND
                                             ----------------------------------------------------------------------------------
At Dec. 31, 2002                                $  0.83           $ 0.85             $ 1.21         $  0.45          $ 0.92
At Dec. 31, 2003                                $  1.15           $ 1.18             $ 1.35         $  0.54          $ 1.14
At Dec. 31, 2004                                $  1.35           $ 1.46             $ 1.47         $  0.58          $ 1.26
At Dec. 31, 2005                                $  1.52           $ 1.93             $ 1.39         $  0.62          $ 1.30
At Dec. 31, 2006                                $  1.81           $ 2.56             $ 1.47         $  0.69          $ 1.43
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                  1,564               71                221             572             941
At Dec. 31, 2003                                  2,517              127                414           1,455           1,704
At Dec. 31, 2004                                  5,088              295                748           1,984           2,266
At Dec. 31, 2005                                  8,146              815              1,346           3,190           2,900
At Dec. 31, 2006                                 11,103              958              1,646           4,510           3,372
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                $ 1,290           $   60             $  266         $   256          $  866
At Dec. 31, 2003                                $ 2,905           $  151             $  559         $   784          $1,947
At Dec. 31, 2004                                $ 6,881           $  431             $1,102         $ 1,149          $2,858
At Dec. 31, 2005                                $12,392           $1,576             $1,868         $ 1,988          $3,771
At Dec. 31, 2006                                $20,045           $2,458             $2,416         $ 3,094          $4,815
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                   1.64%              --               4.70%           0.10%           7.68%
For the year ended Dec. 31, 2003                   1.60%            1.89%              7.32%           0.21%           7.62%
For the year ended Dec. 31, 2004                   1.65%            2.66%              4.09%           0.33%           6.98%
For the year ended Dec. 31, 2005                   1.62%            0.21%              3.75%           0.39%           6.44%
For the year ended Dec. 31, 2006                   1.41%            0.34%              3.27%           0.88%           7.44%
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                   0.90%            0.90%              0.90%           0.90%           0.90%
For the year ended Dec. 31, 2003                   0.90%            0.90%              0.90%           0.90%           0.90%
For the year ended Dec. 31, 2004                   0.90%            0.90%              0.90%           0.90%           0.90%
For the year ended Dec. 31, 2005                   0.90%            0.90%              0.90%           0.90%           0.90%
For the year ended Dec. 31, 2006                   0.90%            0.90%              0.90%           0.90%           0.90%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                 (19.42)%          (6.59)%            14.15%         (26.23)%         (7.07)%
For the year ended Dec. 31, 2003                  38.55%           38.82%             11.57%          20.00%          23.91%
For the year ended Dec. 31, 2004                  17.15%           23.03%              9.04%           7.46%          10.40%
For the year ended Dec. 31, 2005                  12.49%           32.60%             (5.85)%          7.64%           3.09%
For the year ended Dec. 31, 2006                  18.67%           32.71%              5.78%          10.09%           9.83%
-------------------------------------------------------------------------------------------------------------------------------





 44    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                RVS VP           RVS VP             RVS VP           RVS VP          RVS VP
ACCUMULATION UNIT VALUE                        INTL OPP         LG CAP EQ       MID CAP GRO(4)      S&P 500      SHORT DURATION
                                            ------------------------------------------------------------------------------------
At Dec. 31, 2002                               $  0.44           $  0.54                --          $  0.64          $ 1.11
At Dec. 31, 2003                               $  0.55           $  0.69            $ 1.11          $  0.81          $ 1.12
At Dec. 31, 2004                               $  0.64           $  0.73            $ 1.20          $  0.89          $ 1.12
At Dec. 31, 2005                               $  0.73           $  0.77            $ 1.31          $  0.92          $ 1.13
At Dec. 31, 2006                               $  0.90           $  0.88            $ 1.29          $  1.05          $ 1.16
--------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                   124                38                --            2,200             931
At Dec. 31, 2003                                   249               290                 4            3,339           1,139
At Dec. 31, 2004                                20,215            54,272                37            4,986           2,469
At Dec. 31, 2005                                19,504            48,497                86            6,573           2,686
At Dec. 31, 2006                                18,415            49,649               319            6,777           2,978
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                               $    54           $    21                --          $ 1,412          $1,038
At Dec. 31, 2003                               $   138           $   202            $    4          $ 2,718          $1,277
At Dec. 31, 2004                               $13,038           $39,523            $   45          $ 4,435          $2,767
At Dec. 31, 2005                               $14,195           $37,163            $  113          $ 6,050          $3,030
At Dec. 31, 2006                               $16,493           $43,470            $  412          $ 7,126          $3,457
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                  1.01%             0.55%               --             1.01%           2.91%
For the year ended Dec. 31, 2003                  0.95%             0.62%               --             1.20%           2.30%
For the year ended Dec. 31, 2004                  1.13%             1.05%               --             1.52%           2.48%
For the year ended Dec. 31, 2005                  1.41%             1.11%               --             1.41%           2.90%
For the year ended Dec. 31, 2006                  1.94%             1.19%             0.30%            1.46%           3.81%
--------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                  0.90%             0.90%               --             0.90%           0.90%
For the year ended Dec. 31, 2003                  0.90%             0.90%             0.90%            0.90%           0.90%
For the year ended Dec. 31, 2004                  0.90%             0.90%             0.90%            0.90%           0.90%
For the year ended Dec. 31, 2005                  0.90%             0.90%             0.90%            0.90%           0.90%
For the year ended Dec. 31, 2006                  0.90%             0.90%             0.90%            0.90%           0.90%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                (18.52)%          (22.86)%              --           (22.89)%          4.72%
For the year ended Dec. 31, 2003                 25.00%            27.78%            11.00%           26.56%           0.90%
For the year ended Dec. 31, 2004                 16.35%             4.94%             8.13%            9.28%          (0.05)%
For the year ended Dec. 31, 2005                 12.85%             5.23%             9.14%            3.47%           0.67%
For the year ended Dec. 31, 2006                 23.06%            14.25%            (0.96)%          14.23%           2.92%
--------------------------------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    45

                                                                       ROYCE
                                                    RVS VP          MICRO-CAP,        THIRD AVE       WANGER        WANGER
ACCUMULATION UNIT VALUE                           SM CAP ADV         INVEST CL           VAL       INTL SM CAP    U.S. SM CO
                                               ------------------------------------------------------------------------------
At Dec. 31, 2002                                   $  0.74            $  1.13          $  1.09       $  0.60        $  0.95
At Dec. 31, 2003                                   $  1.09            $  1.66          $  1.54       $  0.88        $  1.35
At Dec. 31, 2004                                   $  1.28            $  1.88          $  1.84       $  1.14        $  1.58
At Dec. 31, 2005                                   $  1.33            $  2.08          $  2.08       $  1.37        $  1.75
At Dec. 31, 2006                                   $  1.47            $  2.49          $  2.39       $  1.87        $  1.87
-----------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                       255              1,758            2,397           772          1,133
At Dec. 31, 2003                                       527              2,483            3,110         1,557          2,194
At Dec. 31, 2004                                       852              2,826            3,646         2,345          3,089
At Dec. 31, 2005                                     1,026              2,837            3,980         3,190          4,102
At Dec. 31, 2006                                     1,095              2,857            3,994         4,080          4,653
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                   $   190            $ 1,980          $ 2,621       $   462        $ 1,078
At Dec. 31, 2003                                   $   576            $ 4,133          $ 4,803       $ 1,373        $ 2,963
At Dec. 31, 2004                                   $ 1,092            $ 5,307          $ 6,690       $ 2,671        $ 4,891
At Dec. 31, 2005                                   $ 1,366            $ 5,893          $ 8,297       $ 4,376        $ 7,161
At Dec. 31, 2006                                   $ 1,615            $ 7,122          $ 9,554       $ 7,610        $ 8,684
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                        --                 --             0.22%           --             --
For the year ended Dec. 31, 2003                        --                 --             0.20%         0.24%            --
For the year ended Dec. 31, 2004                        --                 --             0.54%         0.57%            --
For the year ended Dec. 31, 2005                        --               0.56%            1.34%         1.00%            --
For the year ended Dec. 31, 2006                      0.04%              0.19%            1.31%         0.49%          0.22%
-----------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                      0.90%              0.90%            0.90%         0.90%          0.90%
For the year ended Dec. 31, 2003                      0.90%              0.90%            0.90%         0.90%          0.90%
For the year ended Dec. 31, 2004                      0.90%              0.90%            0.90%         0.90%          0.90%
For the year ended Dec. 31, 2005                      0.90%              0.90%            0.90%         0.90%          0.90%
For the year ended Dec. 31, 2006                      0.90%              0.90%            0.90%         0.90%          0.90%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                    (18.68)%           (13.08)%         (12.10)%      (14.29)%       (17.39)%
For the year ended Dec. 31, 2003                     47.30%             46.90%           41.28%        46.67%         42.11%
For the year ended Dec. 31, 2004                     17.48%             12.83%           18.82%        29.10%         17.27%
For the year ended Dec. 31, 2005                      3.89%             10.61%           13.60%        20.44%         10.26%
For the year ended Dec. 31, 2006                     10.69%             19.99%           14.74%        35.94%          6.91%
-----------------------------------------------------------------------------------------------------------------------------



   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
   (2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.
   (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
   (4) Operations commenced on Aug. 18, 2003.



 46    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying Balance Sheets of RiverSource Life Insurance Co. of New York (a wholly-owned subsidiary of RiverSource Life Insurance Company) as of December 31, 2006 and 2005, and the related Statements of Income, Cash Flows and Shareholder's Equity for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of

RiverSource Life Insurance Co. of New York at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                  -s- Ernst & Young LLP

Minneapolis, Minnesota
April 24, 2007



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    47

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                              2006           2005
 ASSETS
Investments:
Available-for-Sale:
    Fixed maturities, at fair value (amortized cost: 2006,
          $1,787,111; 2005, $1,881,899)                                $1,766,763     $1,882,456
    Commercial mortgage loans on real estate, at cost (less allowance for loan losses:
     2006, $2,718; 2005, $3,218)                                          255,110        244,760
Policy loans                                                               33,573         31,274
Trading securities and other investments                                       95             48
------------------------------------------------------------------------------------------------
       Total investments                                                2,055,541      2,158,538

Cash and cash equivalents                                                  26,960         52,130
Reinsurance recoverables                                                   47,120         38,675
Amounts due from brokers                                                       95             70
Other accounts receivable                                                   5,265          3,673
Accrued investment income                                                  22,876         23,479
Deferred acquisition costs                                                241,568        230,270
Deferred sales inducement costs                                            15,658         11,554
Other assets                                                                7,365          5,744
Separate account assets                                                 2,619,680      2,028,923
------------------------------------------------------------------------------------------------
       Total assets                                                    $5,042,128     $4,553,056
------------------------------------------------------------------------------------------------

 LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                 $1,909,109     $2,023,521
Policy claims and other policyholders' funds                                8,226          5,097
Deferred income taxes, net                                                 17,116         18,191
Other liabilities                                                          19,007         18,285
Separate account liabilities                                            2,619,680      2,028,923
------------------------------------------------------------------------------------------------
       Total liabilities                                                4,573,138      4,094,017
------------------------------------------------------------------------------------------------

Shareholder's equity:
    Common stock, $10 par value; 200,000 shares authorized, issued
          and outstanding                                                   2,000          2,000
    Additional paid-in capital                                            106,617        106,600
    Retained earnings                                                     371,644        350,654
    Accumulated other comprehensive loss, net of tax:
       Net unrealized securities losses                                   (11,271)          (215)
------------------------------------------------------------------------------------------------
       Total shareholder's equity                                         468,990        459,039
------------------------------------------------------------------------------------------------
       Total liabilities and shareholder's equity                      $5,042,128     $4,553,056
------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.



 48    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF INCOME
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                          2006         2005         2004
 REVENUES
Premiums:
    Traditional life insurance                                  $  4,321     $  4,398     $  4,073
    Disability income and long term care insurance                18,493       17,696       17,643
--------------------------------------------------------------------------------------------------
       Total premiums                                             22,814       22,094       21,716
Net investment income                                            119,142      123,038      119,800
Contractholder and policyholder charges                           36,734       33,425       32,182
Mortality and expense risk and other fees                         31,173       24,415       21,277
Net realized gain on investments                                   3,936        9,192          849
--------------------------------------------------------------------------------------------------
       Total revenues                                            213,799      212,164      195,824
--------------------------------------------------------------------------------------------------

 BENEFITS AND EXPENSES
Death and other benefits:
    Traditional life insurance                                     2,006        2,845        2,693
    Investment contracts and universal life-type insurance        13,203        9,517       11,981
    Disability income and long term care insurance                 5,416        6,010        5,264
Increase (decrease) in liabilities for future policy benefits:
    Traditional life insurance                                      (522)        (404)        (556)
    Disability income and long term care insurance                 5,683        8,064        8,897
Interest credited to account values                               67,142       71,518       68,480
Amortization of deferred acquisition costs                        24,259       19,050       13,705
Separation costs                                                   2,756        3,915           --
Other insurance and operating expenses                            24,909       25,636       19,970
--------------------------------------------------------------------------------------------------
       Total benefits and expenses                               144,852      146,151      130,434
--------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change          68,947       66,013       65,390
Income tax provision                                              22,957       21,803       21,404
--------------------------------------------------------------------------------------------------
Income before accounting change                                   45,990       44,210       43,986
Cumulative effect of accounting change, net of tax                    --           --        2,748
--------------------------------------------------------------------------------------------------
       Net income                                               $ 45,990     $ 44,210     $ 41,238
--------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    49

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                          2006          2005          2004
 CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                     $  45,990     $  44,210     $  41,238
Adjustments to reconcile net income to net cash provided by
  operating activities:
    Cumulative effect of accounting change, net of tax                --            --         2,748
    Amortization of deferred acquisition costs                    24,259        19,050        13,705
    Amortization of deferred sales inducement costs                2,196         1,383         1,269
    Capitalization of deferred acquisition costs                 (32,713)      (33,519)      (27,754)
    Capitalization of deferred sales inducement costs             (6,073)       (3,960)       (2,562)
    Amortization of premium, net                                   4,380         3,867         4,105
    Deferred income taxes                                          4,892        14,182         4,079
    Contractholder and policyholder charges, non-cash            (13,937)      (14,565)      (14,266)
    Net realized investment gain                                  (3,936)       (9,192)         (849)
    Net realized gain on trading securities                          (11)           (2)           (2)
Change in operating assets and liabilities:
    Trading securities, net                                          (36)           58           (87)
    Future policy benefits for traditional life, disability
          income and long term care insurance                     10,813        12,448        13,862
    Policy claims and other policyholders' funds                   3,129          (484)          519
    Policy loans, excluding universal life-type insurance:
       Repayment                                                   2,206         2,266         2,494
       Issuance                                                   (2,421)       (2,792)       (2,554)
    Reinsurance recoverables                                      (8,445)       (5,449)       (6,922)
    Other accounts receivable                                     (1,592)         (741)         (731)
    Accrued investment income                                        603           880        (1,380)
    Other assets and liabilities, net                            (11,390)         (298)          338
----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                         17,914        27,342        27,250
----------------------------------------------------------------------------------------------------

 CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
    Proceeds from sales                                          131,061       247,160       118,570
    Maturities, sinking fund payments and calls                   92,911       227,088       180,899
    Purchases                                                   (129,842)     (459,107)     (410,650)
Other investments, excluding policy loans:
    Proceeds from sales, maturities, sinking fund payments
          and calls                                               28,865        20,377        33,387
    Purchases                                                    (39,000)      (27,639)      (50,945)
Change in amounts due to and from brokers, net                       (25)          (53)        2,140
----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES               83,970         7,826      (126,599)
----------------------------------------------------------------------------------------------------

 CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-
  type insurance:
    Considerations received                                       87,532       111,090       184,527
    Interest credited to account values                           67,142        71,518        68,480
    Surrenders and other benefits                               (254,644)     (178,462)     (136,935)
Policy loans:
    Repayment                                                      5,035         5,030         4,735
    Issuance                                                      (7,119)       (5,228)       (5,585)
Cash dividends to RiverSource Life Insurance Company             (25,000)      (22,500)      (21,500)
----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES             (127,054)      (18,552)       93,722
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS             (25,170)       16,616        (5,627)
Cash and cash equivalents at beginning of year                    52,130        35,514        41,141
----------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                       $  26,960     $  52,130     $  35,514
----------------------------------------------------------------------------------------------------

Supplemental disclosures:
    Income taxes paid                                          $  11,946     $  14,347     $  16,241
    Interest paid on borrowings                                      247             8            --



See accompanying Notes to Financial Statements.



 50    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2006
(IN THOUSANDS)

                                                          ADDITIONAL                    ACCUMULATED OTHER
                                              COMMON        PAID-IN       RETAINED        COMPREHENSIVE
                                               STOCK        CAPITAL       EARNINGS        INCOME/(LOSS)          TOTAL
-----------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2003                 $2,000       $106,600       $309,206           $ 41,695          $459,501
Comprehensive income:
    Net income                                    --             --         41,238                 --            41,238
Change in unrealized holding losses on
  securities, net                                 --             --             --             (2,487)           (2,487)
                                                                                                                -------
Total comprehensive income                                                                                       38,751
Cash dividends to RiverSource Life Insurance
  Company                                         --             --        (21,500)                --           (21,500)
-----------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2004                 $2,000       $106,600       $328,944           $ 39,208          $476,752
Comprehensive income:
    Net income                                    --             --         44,210                 --            44,210
    Change in unrealized holding losses on
          securities, net                         --             --             --            (39,423)          (39,423)
                                                                                                                -------
Total comprehensive income                                                                                        4,787
Cash dividends to RiverSource Life Insurance
  Company                                         --             --        (22,500)                --           (22,500)
-----------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                 $2,000       $106,600       $350,654           $(215)            $459,039
Comprehensive income:
    Net income                                    --             --         45,990                 --            45,990
    Change in unrealized holding losses on
          securities, net                         --             --             --            (11,056)          (11,056)
                                                                                                                -------
Total comprehensive income                                                                                       34,934
Tax affect of share-based incentive employee
  compensation                                    --             17             --                 --                17
Cash dividends to RiverSource Life Insurance
  Company                                         --             --        (25,000)                --           (25,000)
-----------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2006                 $2,000       $106,617       $371,644           $(11,271)         $468,990
-----------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    51

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"), formerly known as IDS Life Insurance Company of New York ("IDS Life of New York"), is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

On December 31, 2006, American Centurion Life Assurance Company ("American Centurion Life") merged with and into IDS Life of New York. As a result of the merger, American Centurion Life ceased to exist. Prior to the merger, American Centurion Life was a wholly-owned operating subsidiary of IDS Life Insurance Company. Immediately following the merger, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York.

There was no material effect on the financial condition and results of operations for RiverSource Life of NY as a result of the merger.

Ameriprise Financial was formerly a wholly-owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Ameriprise Financial has incurred $654 million of pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to incur a total of approximately $875 million. RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. RiverSource Life of NY has been allocated $6.7 million in total pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to be allocated a portion of the remaining separation costs in 2007. RiverSource Life, RiverSource Life of NY's parent, received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its financial strength ratings and to cover separation costs.

RiverSource Life of NY's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. RiverSource Life of NY issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income insurance. (RiverSource Life of NY discontinued underwriting new long term care ("LTC") policies as of December 31,
2002). Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.



 52    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (RiverSource Life of NY's primary regulator) as reconciled in Note 14. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments, income taxes and recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

BALANCE SHEET
INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. RiverSource Life of NY also considers the extent to which amortized cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

Commercial Mortgage Loans on Real Estate, Net
Commercial mortgage loans on real estate, net, reflect principal amounts outstanding less allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments
Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
RiverSource Life of NY has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    53

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

REINSURANCE
RiverSource Life of NY reinsures a portion of the risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. To minimize exposure to significant losses from reinsurer insolvencies, RiverSource Life of NY evaluates the financial condition of its reinsurers prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life of NY remains primarily liable as the direct insurer on all risks reinsured.

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. RiverSource Life of NY began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. The maximum amount of life insurance risk retained by RiverSource Life of NY is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, RiverSource Life of NY retained 50% of the risk and the remaining 50% of the risk was ceded on a coinsurance basis to Genworth Life Insurance Company of New York ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life of NY's long term care liabilities was $35.3 million at December 31, 2006, while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Starting in 2002, risk on most term life policies is reinsured on a coinsurance basis.

RiverSource Life of NY retains all risk for new claims on disability income ("DI") contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. RiverSource Life of NY also retains all accidental death benefit and almost all waiver of premium risk.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS
Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customers' accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing guaranteed minimum income benefit ("GMIB"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") provisions.



 54    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

In determining the liabilities for variable annuity death benefits and GMIB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMWB and GMAB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2006, depending on year of issue, with an average rate of approximately 5.9%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims range from 3.0% to 8.0% at December 31, 2006, with an average rate of 5.0%. Interest rates used with LTC claims range from 4.0% to 7.0% at December 31, 2006, with an average rate of 4.4%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life range from 4.0% to 10.0% at December 31, 2006, depending on policy form, issue year and policy duration. Anticipated interest rates for DI are 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC are currently 5.4% at December 31, 2006 grading up to 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    55

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

RiverSource Life of NY issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life of NY's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income earned on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges
Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees
Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. RiverSource Life of NY's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Death and Other Benefits
Death and other benefits expenses consist of amounts paid under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders. Amounts are net of benefit payments recovered or expected to be recovered under reinsurance contracts. Death and other benefits expenses also include amortization of DSIC.

Interest Credited to Account Values
Interest credited to account values represents amounts earned on fixed account values associated with fixed and variable universal life and annuity contracts in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs deferred as DAC associated with the sale of annuity and insurance products are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.



 56    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life of NY reassesses the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimates will typically be less than in a period when growth rates fall short of near-term estimates.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation.

Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory expenses.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life of NY was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ending December 31, 2005. Additionally, RiverSource Life of NY's taxable income will be included with RiverSource Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of RiverSource Life that RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations. Inherent in the provision for income taxes are estimates and judgment regarding the tax treatment of certain offsets and credits.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    57

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

3. RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided that the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 which will require retrospective application of SFAS 157. The transition adjustment, if any, will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life of NY is currently evaluating the impact of SFAS 157 on its financial condition and results of operations.

In September 2006, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, "Materiality," regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. The effect of adopting SAB 108 on RiverSource Life of NY's financial condition and results of operations was insignificant.

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life of NY's financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life of NY adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on its financial condition and results of operations is not expected to be significant.

Effective January 1, 2006, RiverSource Life of NY adopted SFAS No. 154, "Accounting Changes and Error Corrections," ("SFAS 154"). This Statement replaced APB Opinion No. 20, "Accounting Changes" and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements," and changed the requirements for the accounting for and reporting of a change in accounting principle. The effect of adopting SFAS 154 on RiverSource Life of NY's financial condition and results of operations was insignificant.

Effective January 1, 2006, RiverSource Life of NY adopted FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," ("FSP FAS 115-1 and FAS 124-1"). FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The impact of the adoption of FSP FAS 115-1 and FAS 124-1 on RiverSource Life of NY's financial condition and results of operations was not material.



 58    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting by insurance enterprises for DAC associated with any insurance or annuity contract that is internally replaced with another contract or significantly modified. SOP 05-1 is effective for transactions occurring in fiscal years beginning after December 15, 2006. RiverSource Life of NY has accounted for many of these transactions as contract continuations and has continued amortization of existing DAC against revenue from the new or modified contract. In addition, RiverSource Life of NY has not anticipated these transactions in establishing amortization periods or other DAC valuation assumptions. Many of these transactions no longer qualify as continuations under SOP 05-1. Effective with RiverSource Life of NY's adoption of SOP 05-1 as of January 1, 2007, RiverSource Life of NY will account for such transactions as contract terminations which will result in accelerated DAC amortization. As a result of adopting SOP 05-1, RiverSource Life of NY has determined that in the first quarter of 2007 it will record as a cumulative change in accounting principle a pretax reduction to DAC of approximately $14.3 million and an after-tax decrease to retained earnings of approximately $9.3 million. The adoption of SOP 05-1 is also expected to result in an increase in DAC amortization in 2007. The expected increase to amortization expense may vary depending upon future changes in underlying valuation assumptions.

Effective January 1, 2004, RiverSource Life of NY adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance on; (i) the classification and valuation of long-duration contract liabilities;
(ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The adoption of SOP 03-1 resulted in a cumulative effect of accounting change that reduced first quarter 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of: (i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($0.2 million); and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual costs of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to RiverSource Life of NY's adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits were $2.9 million (of which $1.8 million was part of the adoption charges described previously). RiverSource Life of NY's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids ("TPAs") in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on RiverSource Life of NY's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

4. INVESTMENTS
AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                            GROSS        GROSS
                                                             AMORTIZED   UNREALIZED   UNREALIZED      FAIR
DECEMBER 31, 2006 (IN THOUSANDS)                               COST         GAINS       LOSSES        VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                   $  928,435     $ 8,511     $(19,032)   $  917,914
Mortgage and other asset-backed securities                     590,411       2,875      (10,048)      583,238
Foreign corporate bonds and obligations                        219,178       2,623       (4,782)      217,019
U.S. government and agencies obligations                        35,909          50         (850)       35,109
State and municipal obligations                                  6,996          --         (334)        6,662
Foreign government bonds and obligations                         6,182         651          (12)        6,821
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                       1,787,111      14,710      (35,058)    1,766,763
-------------------------------------------------------------------------------------------------------------
Total                                                       $1,787,111     $14,710     $(35,058)   $1,766,763
-------------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    59

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

                                                                            GROSS        GROSS
                                                             AMORTIZED   UNREALIZED   UNREALIZED      FAIR
DECEMBER 31, 2005 (IN THOUSANDS)                               COST         GAINS       LOSSES        VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                   $  970,590     $16,820     $(13,697)   $  973,713
Mortgage and other asset-backed securities                     639,123       5,140       (8,837)      635,426
Foreign corporate bonds and obligations                        220,615       5,148       (3,535)      222,228
U.S. government and agencies obligations                        38,362          63         (849)       37,576
State and municipal obligations                                  6,996          --         (253)        6,743
Foreign government bonds and obligations                         6,213         566           (9)        6,770
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                       1,881,899      27,737      (27,180)    1,882,456
-------------------------------------------------------------------------------------------------------------
Total                                                       $1,881,899     $27,737     $(27,180)   $1,882,456
-------------------------------------------------------------------------------------------------------------


At December 31, 2006 and 2005, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 86% and 87%, respectively, of RiverSource Life of NY's total investments. These securities are rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $64 million and $56 million of securities at December 31, 2006 and 2005, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating, excluding net unrealized appreciation and depreciation, on December 31 is as follows:

RATING                                                                     2006      2005
-----------------------------------------------------------------------------------------
AAA                                                                          36%       37%
AA                                                                            8         6
A                                                                            21        23
BBB                                                                          28        26
Below investment grade                                                        7         8
-----------------------------------------------------------------------------------------
    Total                                                                   100%      100%
-----------------------------------------------------------------------------------------


At December 31, 2006 and 2005, approximately 35% and 37%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:

                                                                           12 MONTHS OR MORE                   TOTAL
(IN THOUSANDS)                               LESS THAN 12 MONTHS
-------------------------------------------------------------------------------------------------------------------------------
                                            FAIR        UNREALIZED       FAIR        UNREALIZED        FAIR         UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE         LOSSES         VALUE         LOSSES          VALUE          LOSSES
-------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $134,822        $1,470      $  527,893      $17,562       $  662,715       $19,032
Mortgage and other asset-backed
  securities                                57,846           402         360,880        9,646          418,726        10,048
Foreign corporate bonds and obligations     19,525           221         118,329        4,561          137,854         4,782
U.S. government and agencies
  obligations                                   --            --          34,641          850           34,641           850
State and municipal obligations                 --            --           6,662          334            6,662           334
Foreign government bonds and
  obligations                                   --            --             324           12              324            12
-------------------------------------------------------------------------------------------------------------------------------
    Total                                 $212,193        $2,093      $1,048,729      $32,965       $1,260,922       $35,058
-------------------------------------------------------------------------------------------------------------------------------


The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

                                                                           12 MONTHS OR MORE                   TOTAL
(IN THOUSANDS)                               LESS THAN 12 MONTHS
-------------------------------------------------------------------------------------------------------------------------------
                                            FAIR        UNREALIZED       FAIR        UNREALIZED        FAIR         UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE         LOSSES         VALUE         LOSSES          VALUE          LOSSES
-------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $458,798       $10,183       $ 78,600        $3,514       $  537,398       $13,697
Mortgage and other asset-backed
  securities                               323,001         5,813         82,553         3,024          405,554         8,837
Foreign corporate bonds and obligations     78,203         2,023         33,623         1,512          111,826         3,535
U.S. government and agencies
  obligations                               37,092           849             --            --           37,092           849
State and municipal obligations              5,786           208            957            45            6,743           253
Foreign government bonds and
  obligations                                  332             9             --            --              332             9
-------------------------------------------------------------------------------------------------------------------------------
    Total                                 $903,212       $19,085       $195,733        $8,095       $1,098,945       $27,180
-------------------------------------------------------------------------------------------------------------------------------





 60    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, RiverSource Life of NY considers the extent to which amortized costs exceed fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2006:

(IN THOUSANDS,
EXCEPT NUMBER OF                                                          12 MONTHS OR MORE                     TOTAL
SECURITIES)                       LESS THAN 12 MONTHS
------------------------------------------------------------------------------------------------------------------------------
                                                      GROSS                                  GROSS
RATIO OF FAIR VALUE       NUMBER OF                UNREALIZED    NUMBER OF                UNREALIZED    NUMBER OF
TO AMORTIZED COST        SECURITIES   FAIR VALUE     LOSSES     SECURITIES   FAIR VALUE     LOSSES     SECURITIES   FAIR VALUE
------------------------------------------------------------------------------------------------------------------------------
95% - 100%                   93        $212,193      $2,093         289      $  988,749     $27,467        382      $1,200,942
90% - 95%                    --              --          --          28          48,076       3,474         28          48,076
80% - 90%                    --              --          --           6          11,904       2,024          6          11,904
------------------------------------------------------------------------------------------------------------------------------
    Total                    93        $212,193      $2,093         323      $1,048,729     $32,965        416      $1,260,922
------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS,
EXCEPT NUMBER OF
SECURITIES)                 TOTAL
-----------------------------------
                            GROSS
RATIO OF FAIR VALUE      UNREALIZED
TO AMORTIZED COST          LOSSES
-----------------------------------
95% - 100%                 $29,560
90% - 95%                    3,474
80% - 90%                    2,024
-----------------------------------
    Total                  $35,058
-----------------------------------


A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities were attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities was also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industry or with any individual security. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto, home building and gaming industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $1.0 million. The securities related to this issuer have a fair value to amortized cost ratio of 95%-100% and have been in an unrealized loss position for more than 12 months. There were no securities with a fair value to amortized cost ratio less than 80% in the portfolio.

RiverSource Life of NY monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. See the Investments section of
Note 2 for information regarding RiverSource Life of NY's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, RiverSource Life of NY's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, RiverSource Life of NY has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2006.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in other comprehensive loss:

(IN THOUSANDS)                                                   2006              2005           2004
--------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $6,014, $20,573 and
  $366, respectively                                           $(11,168)         $(38,208)      $   679
Reclassification of realized gains, net of tax of $1,303,
  $3,218 and $737, respectively                                  (2,419)           (5,977)       (1,369)
DAC, net of tax of $996, $2,419 and $536, respectively            1,848             4,492          (994)
DSIC, net of tax of $79, $208 and $207, respectively                148               387          (384)
Fixed annuity liabilities, net of tax of $292, $64 and
  $226, respectively                                                535              (117)         (419)
--------------------------------------------------------------------------------------------------------
Net unrealized securities losses                               $(11,056)         $(39,423)      $(2,487)
--------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    61

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Available-for-Sale securities by maturity at December 31, 2006 were as follows:

                                                                        AMORTIZED         FAIR
(IN THOUSANDS)                                                             COST          VALUE
------------------------------------------------------------------------------------------------
Due within one year                                                     $   30,105     $  30,389
Due after one year through five years                                      505,831       505,189
Due after five years through 10 years                                      598,874       584,824
Due after 10 years                                                          61,890        63,123
------------------------------------------------------------------------------------------------
                                                                                        1,183,5-
                                                                         1,196,700            25
Mortgage and other asset-backed securities                                 590,411       583,238
------------------------------------------------------------------------------------------------
                                                                                       $1,766,7-
Total                                                                   $1,787,111            63
------------------------------------------------------------------------------------------------


The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN THOUSANDS)                                                   2006              2005           2004
--------------------------------------------------------------------------------------------------------
Sales                                                         $ 131,061         $ 247,160      $ 118,570
Maturities, sinking fund payments and calls                   $  92,911         $ 227,088      $ 180,899
Purchases                                                     $(129,842)        $(459,107)     $(410,650)


Net realized gains and losses on Available-for-Sale securities, using the specific identification method, are noted in the following table for the years ended December 31:

(IN THOUSANDS)                                                   2006              2005           2004
--------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                 $4,208           $11,424         $2,698
Gross realized losses from sales                                $ (487)          $(1,503)        $ (592)
Other-than-temporary impairments                                $   --           $  (724)        $   --


The $0.7 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life of NY sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $2.3 million.

At December 31, 2006 and 2005, bonds carried at $1.3 million, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS ON REAL ESTATE, NET
The following is a summary of commercial mortgage loans on real estate at December 31:

(IN THOUSANDS)                                                             2006           2005
------------------------------------------------------------------------------------------------
Commercial mortgage loans on real estate                                 $257,828       $247,978
Less: allowance for loan losses                                            (2,718)        (3,218)
------------------------------------------------------------------------------------------------
Commercial mortgage loans on real estate, net                            $255,110       $244,760
------------------------------------------------------------------------------------------------


Commercial mortgage loans are first mortgages on commercial real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

At December 31, 2006 and 2005, RiverSource Life of NY's recorded investment in impaired commercial mortgage loans on real estate was nil and $2.2 million, respectively, with related allowances for commercial mortgage loan losses of nil and $500 thousand, respectively. During 2006 and 2005, the average recorded investment in impaired commercial mortgage loans on real estate was $495 thousand and $165 thousand, respectively. RiverSource Life of NY recognized nil of interest income related to impaired commercial mortgage loans on real estate for the years ended December 31, 2006, 2005 and 2004, respectively.



 62    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The balances of and changes in the allowance for commercial mortgage loan losses were as follows:

(IN THOUSANDS)                                                   2006              2005           2004
--------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                            $3,218            $3,218         $2,418
Provision for commercial mortgage loan losses                       --                --            800
Foreclosures, write-offs and loan sales                           (500)               --             --
--------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                          $2,718            $3,218         $3,218
--------------------------------------------------------------------------------------------------------


Concentrations of credit risk of commercial mortgage loans on real estate by region at December 31 were:

                                                                                                 2005
(IN THOUSANDS)                                                    2006
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS                              ON-BALANCE       FUNDING       ON-BALANCE       FUNDING
BY U.S. REGION                                            SHEET       COMMITMENTS        SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------------------------------
Atlantic                                                $ 75,572         $1,150        $ 69,052         $   --
North Central                                             60,911             --          69,583             --
Pacific                                                   37,221             --          36,494             --
Mountain                                                  43,115          1,500          44,657          1,700
South Central                                             20,595             --          16,292          4,600
New England                                               20,414             --          11,900             --
-----------------------------------------------------------------------------------------------------------------
                                                         257,828          2,650         247,978          6,300
Less: allowance for loan losses                           (2,718)            --          (3,218)            --
-----------------------------------------------------------------------------------------------------------------
    Total                                               $255,110         $2,650        $244,760         $6,300
-----------------------------------------------------------------------------------------------------------------


Concentrations of credit risk of commercial mortgage loans on real estate by property type at December 31 were:

                                                                                                 2005
(IN THOUSANDS)                                                    2006
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS                              ON-BALANCE       FUNDING       ON-BALANCE       FUNDING
BY PROPERTY TYPE                                          SHEET       COMMITMENTS        SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------------------------------
Office buildings                                        $ 65,370         $1,150        $ 62,596         $2,800
Shopping centers and retail                               68,099          1,500          70,945             --
Apartments                                                36,458             --          35,534          1,800
Industrial buildings                                      61,594             --          55,039             --
Hotels and motels                                          5,149             --           5,338             --
Medical buildings                                         14,416             --          10,012          1,700
Mixed use                                                  2,330             --           3,986             --
Other                                                      4,412             --           4,528             --
-----------------------------------------------------------------------------------------------------------------
                                                         257,828          2,650         247,978          6,300
Less: allowance for loan losses                           (2,718)            --          (3,218)            --
-----------------------------------------------------------------------------------------------------------------
    Total                                               $255,110         $2,650        $244,760         $6,300
-----------------------------------------------------------------------------------------------------------------


SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                                         2006        2005        2004
-----------------------------------------------------------------------------------------------------
Income on fixed maturities                                           $100,519    $103,731    $101,841
Income on mortgage loans on real estate                                15,396      15,292      15,150
Trading securities and other investments                                4,632       5,424       4,576
-----------------------------------------------------------------------------------------------------
                                                                      120,547     124,447     121,567
Less: investment expenses                                               1,405       1,409       1,767
-----------------------------------------------------------------------------------------------------
    Total                                                            $119,142    $123,038    $119,800

-----------------------------------------------------------------------------------------------------


Net realized gain on investments for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                                         2006        2005        2004
-----------------------------------------------------------------------------------------------------
Fixed maturities                                                      $3,721      $9,196     $ 2,106
Commercial mortgage loans on real estate                                 215          (2)     (1,256)
Trading securities and other investments                                  --          (2)         (1)
-----------------------------------------------------------------------------------------------------
    Total                                                             $3,936      $9,192     $   849

-----------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    63

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS
The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                         2006        2005        2004
-----------------------------------------------------------------------------------------------------
Balance, beginning of year                                           $230,270    $208,890    $196,385
Impact of SOP 03-1                                                         --          --         (14)
Capitalization of acquisition costs                                    32,713      33,519      27,754
Amortization, excluding impact of changes in assumptions              (25,259)    (22,650)    (15,905)
Amortization, impact of annual third quarter changes in DAC-
  related assumptions                                                   1,000       3,600       2,200
Impact of changes in net unrealized securities losses (gains)           2,844       6,911      (1,530)
-----------------------------------------------------------------------------------------------------
Balance, end of year                                                 $241,568    $230,270    $208,890

-----------------------------------------------------------------------------------------------------


The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                         2006        2005        2004
-----------------------------------------------------------------------------------------------------
Balance, beginning of year                                           $11,554     $ 8,382     $ 7,681
Capitalization of sales inducements                                    6,073       3,960       2,562
Amortization                                                          (2,196)     (1,383)     (1,269)
Impact of changes in net unrealized securities losses (gains)            227         595        (592)
-----------------------------------------------------------------------------------------------------
Balance, end of year                                                 $15,658     $11,554     $ 8,382

-----------------------------------------------------------------------------------------------------


6. VARIABLE ANNUITY GUARANTEES
The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. RiverSource Life of NY also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. RiverSource Life of NY has established additional liabilities for these variable annuity death benefits and GMIB provisions. The variable annuity contracts offered by RiverSource Life of NY may also contain GMWB and GMAB provisions, which are considered embedded derivatives. RiverSource Life of NY has established additional liabilities for these embedded derivatives at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on financial market performance. Most of the GMWB in force guarantee that over a period of approximately 14 years the client can withdraw an amount equal to what has been paid into the contract, regardless of the performance of the underlying funds. In May 2006, RiverSource Life of NY began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. At issue, the guaranteed amount is equal to the amount deposited, but the guarantee can be increased annually to the account value (a "step-up") in the case of favorable market performance.

Variable annuity contract owners age 79 or younger at contract issue can also obtain the principal-back guarantee by purchasing the optional GMAB rider for an additional charge, which provides a guaranteed contract value at the end of a 10-year waiting period.



 64    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life of NY has established additional liabilities as of December 31:

-----------------------------------------------------------------------------------------------------------
 VARIABLE ANNUITY GUARANTEES BY
BENEFIT TYPE(1)
 (IN THOUSANDS, EXCEPT AGE)                                                         2006            2005
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR
  RETURN OF PREMIUM:
                                        Total contract value                     $  759,673      $  332,736
                                        Contract value in separate accounts      $  712,245      $  285,387
                                        Net amount at risk(2)                    $      245      $      591
                                        Weighted average attained age                    60              59
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR
  SIX-YEAR RESET:
                                        Total contract value                     $1,488,039      $1,545,792
                                        Contract value in separate accounts      $1,246,844      $1,263,467
                                        Net amount at risk(2)                    $   15,483      $   47,919
                                        Weighted average attained age                    61              60
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR
  ONE-YEAR RATCHET:
                                        Total contract value                     $  278,970      $  191,654
                                        Contract value in separate accounts      $  252,522      $  164,084
                                        Net amount at risk(2)                    $      371      $      874
                                        Weighted average attained age                    61              60
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR
  FIVE-YEAR RATCHET:
                                        Total contract value                     $   74,233      $   32,924
                                        Contract value in separate accounts      $   71,223      $   30,971
                                        Net amount at risk(2)                    $        5      $       12
                                        Weighted average attained age                    57              56
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH OTHER GMDB:
                                        Total contract value                     $    2,710      $    3,682
                                        Contract value in separate accounts      $    2,034      $    2,886
                                        Net amount at risk(2)                    $      248      $      280
                                        Weighted average attained age                    73              73
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GGU DEATH BENEFIT:
                                        Total contract value                     $       97      $       67
                                        Contract value in separate accounts      $       97      $       67
                                        Net amount at risk(2)                    $       --      $       --
                                        Weighted average attained age                    48              47
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMIB:
                                        Total contract value                     $   33,281      $   29,212
                                        Contract value in separate accounts      $   30,164      $   25,584
                                        Net amount at risk(2)                    $        7      $        8
                                        Weighted average attained age                    61              58
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMWB:
                                        Total contract value                     $  258,112      $  117,290
                                        Contract value in separate accounts      $  256,298      $  113,900
                                        Benefit amount in excess of account      $       --      $       --
                                        value
                                        Weighted average attained age                    61              60
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMWB FOR LIFE:
                                        Total contract value                     $  111,338      $       --
                                        Contract value in separate accounts      $  109,281      $       --
                                        Benefit amount in excess of account      $       --      $       --
                                        value
                                        Weighted average attained age                    62      $       --
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMAB:
                                        Total contract value                     $   66,629      $    3,485
                                        Contract value in separate accounts      $   65,067      $    3,485
                                        Benefit amount in excess of account      $       --      $       --
                                        value
                                        Weighted average attained age                    54              57



    (1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type.

    (2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    65

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

 For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

 (IN THOUSANDS)                                              GMDB & GGU     GMIB     GMWB     GMAB
---------------------------------------------------------------------------------------------------
 Liability balance at January 1                                $  771        $--    $  203    $  9
 Reported claims                                                  508         --        --      --
                                                                                     (1,5-
 Liability (asset) balance at December 31                       1,283         29        39)    236
 Incurred claims (adjustments) (sum of reported and change                           (1,7-
  in liability (assets))                                        1,020         29        42)    227


 For the year ended December 31, 2005, additional liabilities and incurred claims (adjustments) were:

 (IN THOUSANDS)                                               GMDB & GGU     GMIB     GMWB    GMAB
---------------------------------------------------------------------------------------------------
 Liability balance at January 1                                 $1,663        $--     $ --     $--
 Reported claims                                                   752         --       --      --
 Liability balance at December 31                                  771         --      203       9
 Incurred claims (adjustments) (sum of reported and change
  in liability (assets))                                          (140)        --      203       9


The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in death and other benefits.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES
Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN THOUSANDS)                                                               2006         2005
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $1,242,031   $1,327,092
Variable annuities, with fixed sub-accounts                                  318,757      362,926
GMWB variable annuity guarantees                                              (1,539)         203
Other variable annuity guarantees                                              1,549          780
-------------------------------------------------------------------------------------------------
    Total annuities                                                        1,560,798    1,691,001
VUL/UL insurance contract fixed sub-account                                  146,923      141,856
Other life, disability income and long term care insurance                   201,388      190,664
-------------------------------------------------------------------------------------------------
    Total future policy benefits                                           1,909,109    2,023,521
Policy claims and other policyholders' funds                                   8,226        5,097
-------------------------------------------------------------------------------------------------
    Total future policy benefits and policy claims and other
          policyholders' funds                                            $1,917,335   $2,028,618

-------------------------------------------------------------------------------------------------


Separate account liabilities as of December 31, consisted of the following:

(IN THOUSANDS)                                                               2006         2005
-------------------------------------------------------------------------------------------------
Variable annuity contract reserves                                        $2,298,810   $1,760,609
VUL insurance contract reserves                                              320,870      268,314
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                      $2,619,680   $2,028,923

-------------------------------------------------------------------------------------------------


Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB, GGU and GMIB provisions. The negative reserve in GMWB at December 31, 2006 reflects that under current conditions and expectations, RiverSource Life of NY believes the applicable fees charged for the rider will more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life of NY does not currently hedge its risk under any of the guaranteed provisions in variable annuity products. The total value of variable annuity contracts with GMWB riders increased from $117.3 million at December 31, 2005 to $369.5 million at December 31, 2006.



 66    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Insurance Liabilities
Variable universal life ("VUL") and universal life ("UL") is the largest group of policies written by RiverSource Life of NY. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life of NY also offers term and whole life insurance as well as disability products. RiverSource Life of NY no longer offers long term care products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

8. INCOME TAXES
RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes for the years ended December 31 were:

(IN THOUSANDS)                                                           2006      2005      2004
--------------------------------------------------------------------------------------------------
Current income tax:
    Federal                                                            $15,395   $ 5,417   $15,665
    State                                                                2,685     2,204     1,660
--------------------------------------------------------------------------------------------------
Total current income tax                                                18,080     7,621    17,325
Deferred federal income tax                                              4,877    14,182     4,079
--------------------------------------------------------------------------------------------------
Income tax provision                                                   $22,957   $21,803   $21,404
--------------------------------------------------------------------------------------------------


The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% for the years ended December 31 are as follows:

                                                                       2006       2005       2004
-------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                             35.0%      35.0%      35.0%
Changes in taxes resulting from:
    Tax-exempt interest and dividend income                            (3.8)      (2.9)      (1.9)
    State taxes, net of federal benefit                                 2.5        2.2        1.6
    Other, net                                                         (0.4)      (1.2)      (2.0)
-------------------------------------------------------------------------------------------------
Income tax provision                                                   33.3%      33.1%      32.7%
-------------------------------------------------------------------------------------------------


Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities as of December 31, 2006 and 2005 are reflected in the following table:

(IN THOUSANDS)                                                               2006       2005
----------------------------------------------------------------------------------------------
Deferred income tax assets:
    Liabilities for future policy benefits                                  $49,299    $46,200
    Investment related                                                        2,193      4,270
    Net unrealized losses on Available-for Sale securities                    6,147        114
    Other                                                                     2,891      3,597
----------------------------------------------------------------------------------------------
Gross deferred income tax assets                                             60,530     54,181

Deferred income tax liabilities:
    Deferred acquisition costs                                               68,408     65,639
    Deferred sales inducement costs                                           5,480      4,044
    Other                                                                     3,758      2,689
----------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                        77,646     72,372
----------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                         $17,116    $18,191
----------------------------------------------------------------------------------------------


A portion of RiverSource Life of NY's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2006, RiverSource Life of NY no longer had a policyholders' surplus account balance. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provides a two-year suspension of the tax on policyholders' surplus account distributions. RiverSource Life of NY has made distributions of $1.1 million in 2006, which will not be subject to tax under the two-year suspension. Previously, the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or RiverSource Life of NY is liquidated. Deferred income taxes had not been previously established.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    67

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in RiverSource Life of NY's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. RiverSource Life of NY has $5.8 million in capital loss carryforwards that expire December 31, 2009 for which the deferred tax benefit is reflected in the investment related deferred tax assets, net of other related items. Additionally, RiverSource Life of NY has $18.6 million in capital loss carryforwards that expire December 31, 2009 as a result of the 2005 first short period tax return filed with American Express. Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2006 and 2005.

As a result of the Distribution, RiverSource Life of NY was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, RiverSource Life of NY will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. For the period October 1, 2005 through December 31, 2005 and the year ending December 31, 2006, RiverSource Life of NY's income tax return is included in RiverSource Life Insurance Company's consolidated income tax return.

The items comprising other comprehensive income in the Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                                         2006        2005        2004
-----------------------------------------------------------------------------------------------------
Net unrealized securities gains                                       $5,950     $21,228      $1,340
-----------------------------------------------------------------------------------------------------
Net income tax benefit                                                $5,950     $21,228      $1,340
-----------------------------------------------------------------------------------------------------


9. STATUTORY CAPITAL AND SURPLUS
State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY Insurance Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, and are subject to potential disapproval. For 2007, dividends in excess of $33.0 million would require pre-notification.

Statutory net gain from operations and net income for the years ended December 31 and statutory surplus and statutory capital and surplus as of December 31 are summarized as follows:

(IN THOUSANDS)                                                         2006        2005        2004
-----------------------------------------------------------------------------------------------------
Statutory net gain from operations                                   $ 61,735    $ 36,728    $ 42,420
Statutory net income                                                   63,001      36,877      42,486
Statutory surplus                                                     329,528     287,672     274,572
Statutory capital and surplus                                         331,528     289,672     276,572


10. RELATED PARTY TRANSACTIONS
Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity and variable life insurance contract owners for the period from the third quarter of 2003 through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life of NY provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the year ended December 31, 2006, RiverSource Life of NY received $3.6 million from RiverSource Investments, LLC for administrative services RiverSource Life of NY provided. For the year ended December 31, 2005, RiverSource Life of NY received $2.1 million from Ameriprise Financial and $0.7 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers. For the year ended December 31, 2004, RiverSource Life of NY received $2.9 million from Ameriprise Financial for administrative services.



 68    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life of NY's share of the total net periodic pension cost was approximately $98 thousand, $75 thousand, and $51 thousand for each of the years ended December 31, 2006, 2005 and 2004, respectively.

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $78 thousand in 2006, $55 thousand in 2005 and $40 thousand in 2004.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2006, 2005 and 2004 were $143 thousand, $128 thousand and $133 thousand, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2006, 2005 and 2004, which are calculated on the basis of commission earnings of the individual financial advisors, were $16 thousand, $49 thousand, and $148 thousand, respectively. Such costs are included in DAC.

Charges by Ameriprise Financial and affiliated companies for use of joint facilities, technology support, marketing services and other services aggregated $26.1 million, $29.0 million and $20.4 million for 2006, 2005 and 2004, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

RiverSource Life of NY paid ordinary dividends to Ameriprise Financial during the second quarter of 2006 of $25 million. The ordinary cash dividends did not require prior notification and response from the New York Department of Insurance.

Included in other liabilities at December 31, 2006 and 2005 are $1.3 million and $4.1 million, respectively, payable to Ameriprise Financial for federal income taxes.

11. REINSURANCE
At December 31, 2006, 2005 and 2004, traditional life and universal life insurance in force aggregated $9.6 billion, $9.0 billion and $8.4 billion, respectively, of which $4.5 billion, $3.7 billion and $2.8 billion was reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks assumed under LTC policies.

The effect of reinsurance on premiums for the years ended December 31, is as follows:

(IN THOUSANDS)                                                    2006         2005         2004
-------------------------------------------------------------------------------------------------
Direct premiums                                                 $31,783      $31,344      $30,140
Reinsurance ceded                                                (8,969)      (9,250)      (8,424)
-------------------------------------------------------------------------------------------------
Net premiums                                                    $22,814      $22,094      $21,716
-------------------------------------------------------------------------------------------------


Reinsurance recovered from reinsurers amounted to $3.1 million, $3.1 million and $2.4 million, for the years ended December 31, 2006, 2005 and 2004, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    69

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

12. FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2006 and 2005, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life of NY, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values for financial instruments at December 31:

                                                                   2006                         2005
-------------------------------------------------------------------------------------------------------------
                                                          CARRYING       FAIR          CARRYING       FAIR
(IN THOUSANDS)                                              VALUE        VALUE           VALUE        VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair
  values                                                 $4,447,208   $4,447,208      $3,994,968   $3,994,968
Commercial mortgage loans on real estate, net               255,110      260,005         244,760      254,326

FINANCIAL LIABILITIES
Liabilities (assets) for which carrying values
  approximate fair values                                $     (945)  $     (945)     $      554   $      554
Fixed annuity reserves                                    1,464,602    1,430,427       1,590,749    1,549,671
Separate account liabilities                              2,298,810    2,202,737       1,760,610    1,692,109


As of December 31, 2006 and 2005, the carrying and fair values of off-balance sheet financial instruments are not material. The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally these assets are short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

The fair value of commercial mortgage loans on real estate, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $96.2 million and $99.3 million as of December 31, 2006 and 2005, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with the fixed annuities of $28.0 million and $33.8 million as of December 31, 2006 and 2005, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $320.9 million and $268.3 million as of December 31, 2006 and 2005, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with separate account liabilities of $116.7 million and $101.3 million as of December 31, 2006 and 2005, respectively.

13. COMMITMENTS AND CONTINGENCIES
At December 31, 2006 and 2005, RiverSource Life of NY had no material commitments to purchase investments other than mortgage loan fundings (see Note
4).

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2006, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.



 70    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The SEC, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

14. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and shareholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(IN THOUSANDS)                                                         2006        2005        2004
-----------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                    $45,990     $ 44,210    $ 41,238
Deferred acquisition costs                                            (8,454)     (14,469)    (14,049)
Deferred sales inducement costs                                       (3,877)      (2,577)     (1,293)
Adjustments of future policy benefit liabilities                      11,274      (10,343)     (4,169)
Deferred income tax expense                                            4,877       14,182      10,987
Cumulative effect of accounting change, net of tax                        --           --       2,748
Provision for losses on investments                                       --         (500)        800
Interest maintenance reserves gain/loss transfer and amortization       (557)      (5,262)       (988)
Adjustment to separate account reserves                               17,774       14,075       4,185
Other, net                                                            (4,026)      (2,439)      3,027
-----------------------------------------------------------------------------------------------------
Statutory-basis net income                                           $63,001     $ 36,877    $ 42,486
-----------------------------------------------------------------------------------------------------



(IN THOUSANDS)                                                         2006        2005        2004
-----------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements         $ 468,990   $ 459,039   $ 476,752
Deferred acquisition costs                                           (241,568)   (230,270)   (208,890)
Deferred sales inducements costs                                      (15,658)    (11,554)     (8,382)
Adjustments of future policy benefit liabilities                       44,707      27,866      31,815
Deferred income tax liabilities                                        22,944      49,337      62,712
Asset valuation reserve                                               (16,631)    (18,077)    (15,021)
Net unrealized loss (gain) on investments                              20,348       2,663     (15,050)
Adjustments of separate account liabilities                            94,387      71,343      60,737
Adjustments of investments to amortized cost                               --      (2,300)    (52,563)
Premiums due, deferred and in advance                                   4,623         925       1,063
Deferred revenue liability                                              5,426       4,242       4,457
Reserves for commercial mortgage loan losses                            2,718       1,797       2,298
Non-admitted assets                                                      (164)    (27,576)    (28,716)
Interest maintenance reserve                                           (9,867)     (8,953)     (5,459)
Reinsurance ceded reserves                                            (44,276)    (35,042)    (31,245)
Other, net                                                             (4,451)      6,232       2,064
-----------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                 $ 331,528   $ 289,672   $ 276,572

-----------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    71

                                                               S-6337-1A (11/07)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(a)(2) Board Resolution for establishment of 81 subaccounts dated May 20, 2005 filed electronically on or about April 27, 2006 as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 21, File No. 333-44644 and is incorporated herein by reference.

(a)(3) Unanimous written consent of the Board of Directors in lieu of a meeting for the IDS Life Insurance Company adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

(a)(4) Board Resolution for establishment of 91 subaccounts dated April 24, 2007 filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is herein incorporated by reference.

(b)     Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007 is incorporated by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as Exhibit (d)(1) to Post Effective Amendement No. 20 to Registration Statement No. 333-44644 is herein incorporated by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed an as Exhibit to Registrant's Form N-8B-2 Amendment No. 1, File No. 811-05213 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit (f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 3124 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003 and identified as Treaty Number 3124, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(3) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated effective November 15, 2000 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 9130 filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(5) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 0322-6606 filed electronically as Exhibit
        (g)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(6) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 7783-1 filed electronically as Exhibit
        (g)(6) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(7) Redacted copy of Amendment Number 2 to the Reinsurance Agreement dated August 18, 2003 and identified as Number 7783-1 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(5) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (14) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(8) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 27, 2006 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 21, File No. 333-44644 and is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement Among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed as Exhibit (h)(10) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(11) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Apsen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(12) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as
        Exhibit 27(h) (16) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated October 16, 2006, by and among, IDS Life Insurance Co. of New York, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(17) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(16) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(20) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement dated January 1, 2007, by and among, Wells Fargo Variable Trust, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC filed electronically as Exhibit (h)(16) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(i)     Not applicable

(j)     Not applicable

(k)     Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for Succession Select-New York is filed electronically as Exhibit (m)(1) to Post-Effective Amendment No. 19 to Registration Statement No. 333-44644 is incorporated herein by reference.

(m)(2) Calculations of Illustrations for Variable-Second-To-Die-NY is filed electronically herewith as Exhibit (m)(2).

(n)(1) Consent of Independent Registered Public Accounting Firm for Succession Select-NY is filed electronically herewith.

(n)(2) Consent of Independent Registered Public Accounting Firm for Variable Second-To-Die-NY dated Nov. 19, 2007 is filed electronically herewith.

(o)(1)  Not applicable.

(p)(1)  Not applicable.

(q)(1) IDS Life Insurance Company of New York's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as an Exhibit to Registrant's Form S-6 with Original Registration Statement, File No. 333-42257 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated October 31, 2007 is filed electronically herewith as Exhibit
        (r)(1).

Item 27. Directors and Officers of the Depositor RiverSource Life Insurance
Co. of New York
--------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------
Gumer C. Alvero                       1765 Ameriprise Financial Center          Director and Senior Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 Ameriprise Financial Center           Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Nancy E. Bennett                                                                Derivatives Investment Officer and
                                                                                Vice President-Risk Management

Walter S. Berman                      AMEX Tower WFC                            Vice President and Treasurer
                                      200 Vesey St.
                                      New York, NY

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Anti-Money Laundering
                                                                                Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Richard N. Bush                                                                 Senior Vice President - Corporate Tax

Pat H. Carey                                                                    Vice President - Fund Relations

Charles R. Caswell                                                              Reinsurance Officer

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Martin T. Griffin                     172 Ameriprise Financial Center           Director
                                      Minneapolis, MN 55474

Ronald L. Guzior                      Bollam, Sheedy, Torani                    Director
                                      & Co. LLP CPA's
                                      26 Computer Drive West
                                      Albany, NY 12205

Jim Hamalainen                                                                  Vice President - Investments

Gregory C. Johnson                                                              Director

Michelle M. Keeley                    257 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN 55474

Jean B. Keffeler                      1010 Swingley Rd.                         Director
                                      Livingston, MT 59047

Timothy J. Masek                                                                Vice President-Investments

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Jeryl A. Millner                      138 Ameriprise Financial Center           Director
                                      Minneapolis, MN 55474

Thomas R. Moore                                                                 Secretary

Thomas W. Murphy                      264 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN  55474
Thomas V. Nicolosi                    Ameriprise Financial Services Inc.        Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Kevin E. Palmer                                                                 Vice President and Chief Actuary

Julie A. Ruether                                                                Chief Compliance Officer, Assistant Secretary

Heather M. Somers                                                               General Counsel and Assistant Secretary

David K. Stewart                                                                Vice President and Controller

Suzanne Taylor                                                                  Chief Liaison Officer-ACLI

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Advisory Capital Strategies Group Inc.                                                    Minnesota
AEXP Affordable Housing Portfolio LLC                                                     Delaware
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                                             Wisconsin
Ameriprise Bank, FSB                                                                      United States of America
Ameriprise Certificate Company                                                            Delaware
Ameriprise Financial Services Inc.                                                        Delaware
Ameriprise India Private Limited                                                          India
Ameriprise Insurance Company                                                              Wisconsin
Ameriprise Trust Company                                                                  Minnesota
Amex Assurance Company                                                                    Illinois
Boston Equity General Partner LLC                                                         Delaware
IDS Cable Corporation                                                                     Minnesota
IDS Cable II Corporation                                                                  Minnesota
IDS Capital Holdings Inc.                                                                 Minnesota
IDS Futures Corporation                                                                   Minnesota
IDS Management Corporation                                                                Minnesota
IDS Partnership Services Corporation                                                      Minnesota
IDS Property Casualty Insurance Company                                                   Wisconsin
IDS Realty Corporation                                                                    Minnesota
IDS REO 1, LLC                                                                            Minnesota
IDS REO 2, LLC                                                                            Minnesota
Investors Syndicate Development Corp.                                                     Nevada
Kenwood Capital Management LLC (51.1% owned)                                              Delaware
MM Asset Management Ltd.                                                                  England
Realty Assets, Inc.                                                                       Nebraska
RiverSource Distributors, Inc.                                                            Delaware
RiverSource Investments LLC                                                               Minnesota
RiverSource Life Insurance Company                                                        Minnesota
RiverSource Life Insurance Co. of New York                                                New York
RiverSource Service Corporation                                                           Minnesota
RiverSource Tax Advantaged Investments, Inc.                                              Delaware
Securities America Advisors, Inc.                                                         Nebraska
Securities America Financial Corporation                                                  Nebraska
Securities America, Inc.                                                                  Nebraska
Threadneedle Asset Management Holdings Ltd.                                               England


Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBS; RiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Patrick Bannigan                      Senior Vice President -
                                           Asset Management, Products &
                                           Marketing Group

     Timothy V. Bechtold                   Director

     Patrick H. Carey                      Vice President - Fund Relationship

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer

     Martin T. Griffin                     President-Outside Distribution

     Richard Laiderman                     Treasurer

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director and Vice President

     Andrew Washburn                       Vice President

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Item 30.(c)

Ameriprise Financial Services, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF                              NET UNDERWRITING
PRINCIPAL                              DISCOUNTS AND    COMPENSATION ON    BROKERAGE
UNDERWRITER                             COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
-----------                          ----------------   ---------------   -----------   ------------
Ameriprise Financial Services, Inc.     $14,651,291     None              None          None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Co., of New York) at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 21st day of November, 2007.

                                   RiverSource of New York Account 8
                                   (Registrant)

                                   By RiverSource Life Insurance Co. of New York (Sponsor)


                                   By /s/ Timothy V. Bechtold*
                                      ------------------------------------------
                                      Timothy V. Bechtold
                                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 21st day of November, 2007.

Signature                               Title
---------                               -----


/s/ Gumer C. Alvero*                    Director and Senior Vice President -
-------------------------------------   Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director, President and Chief
-------------------------------------   Executive Officer
Timothy V. Bechtold                     (Chief executive officer)


/s/ Maureen A. Buckley*                 Director, Vice President, Chief
-------------------------------------   Operating Officer, Consumer Affairs
Maureen A. Buckley                      Officer, Claims Officer and Anti-Money
                                        Laundering Prevention Officer


/s/ Rodney P. Burwell*                  Director
-------------------------------------
Rodney P. Burwell


/s/ Robert R. Grew*                     Director
-------------------------------------
Robert R. Grew


/s/ Ronald L. Guzior*                   Director
-------------------------------------
Ronald L. Guzior


/s/ Gregory C. Johnson*                 Director
-------------------------------------
Gregory C. Johnson


/s/ Jean B. Keffeler*                   Director
-------------------------------------
Jean B. Keffeler


/s/ Thomas R. McBurney*                 Director
-------------------------------------
Thomas R. McBurney


/s/ Jeryl A. Millner*                   Director
-------------------------------------
Jeryl A. Millner

Signature                               Title
---------                               -----


/s/ Thomas V. Nicolosi*                 Director
-------------------------------------
Thomas V. Nicolosi


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Financial Officer)
David K. Stewart                        (Principal Accounting Officer)


/s/ Michael R. Woodward*                Director
-------------------------------------
Michael R. Woodward

* Signed pursuant to Power of Attorney dated October 31, 2007 and is filed electronically herewith as Exhibit (r)(1), by:


/s/ Elisabeth A. Dahl
-------------------------------------
Elisabeth A. Dahl
Assistant General Counsel
and Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 20
                     TO REGISTRATION STATEMENT NO. 333-42257

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     Supplement for:

     RiverSource Succession Select Variable Life Insurance

     Prospectus for:

     RiverSource Variable Second-To-Die Life Insurance

     RiverSource Succession Select Variable Life Insurance filed electronically as Part A to Post-Effective Amendment No. 20 to Registration Statement No. 333-42257 filed on or about April 27, 2007 is incorporated herein by reference.

Part B.

     Statement of Additional Information for RiverSource Variable Second-To-Die Life Insurance and Financial Statements of RiverSource of New York Account 8

     Combined Statement of Additional Information for RiverSource Succession Select Variable Life Insurance and Financial Statements of RiverSource of New York Account 8 filed electronically as Part B to Post-Effective Amendment No. 19 to Registration Statement No. 333-42257 filed on or about April 27, 2007 is incorporated by reference.

Part C.

Other information.

The signatures.

Exhibits.

                                  EXHIBIT INDEX

(k)    Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(2) Calculations of Illustrations for Variable Second-To-Die-New York.

(n)(1) Consent of Independent Registered Public Accounting Firm for Succession Select-NY dated November 19, 2007.

(n)(2) Consent of Independent Registered Public Accounting Firm for RiverSource Variable Second-To-Die Life Insurance dated November 19, 2007

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated October 31, 2007.